UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-7170

TCW Funds, Inc.

(Exact name of registrant as specified in charter)

865 South Figueroa Street, Suite 1800, Los Angeles, CA 90017

(Address of principal executive offices)

George P. Hawley, Esq.

Secretary

865 South Figueroa Street, Suite 1800

Los Angeles, CA 90017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (213) 244-0000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Report to Stockholders. The Semi-Annual Report for the period November 1, 2011 through April 30, 2012 is filed herewith.

TCW Fixed Income Funds

TCW Money Market Fund

TCW Enhanced Commodity Strategy Fund

2012 Semi-Annual Report

TCW Funds Insight that works for you. TM

TCW Funds, Inc.

Table of Contents	April 30, 2012

To Our Valued Shareholders

We submit the 2012 semi-annual report for the TCW Funds, Inc. The report contains information outlining the performance of our Funds and a listing of the portfolio holdings as of April 30, 2012.

Investment Environment

Global markets continued to march higher with strong returns as the Eurozone avoided a collapse, the U.S. economy showed signs of growth and hiring, and central banks extended easy monetary policies to support economic growth. U.S. equity markets posted their strongest performance in more than a decade as signs continued to point to an easing of Europe’s debt troubles and a strengthening global economy. The S&P 500 Index returned nearly 12% year-to-date through April 30, 2012, the best return since 1998. The Dow Jones Industrial Average was up over 9%, its best since 1998. The technology heavy NASDAQ Composite Index was the strongest with returning over 17%. The Russell 1000 and 2000 Indexes also posted strong returns, up over 12% and 11%, respectively.

International equities followed the U.S. higher with many markets producing similarly strong returns year-to-date. The MSCI EAFE Index was up nearly 9% and the MSCI Emerging Markets Index was up over 13%.

The U.S. bond market posted mixed results with U.S. Treasuries the worst sector of the market, turning in slightly positive returns as yields on Treasuries rose during this period. The high yield market posted the strongest return as of April 30, 2012, up over 6%, as sustained signs of stronger economic data gave confidence that the recovery has improved. In addition, high yield new issuance broke an all-time record, another sign that investors’ appetite for higher risk debt has improved. Emerging market debt performance was just as strong as the U.S. high yield market, posting a return of over 7%. High grade corporate credit was another strong sector of the market, posting returns over 3%. International developed market bonds did not fare well as most yields on many government bonds within Europe continued to widen, albeit off the highs during the period. The Citigroup World Government Bond Non-U.S. Index was up 1%.

Commodity Research Bureau Index finished slightly over 0.2%. The standouts on the upside year-to-date were lumber, which was up over 15% and unleaded gasoline, up over 14%. On the downside, natural gas was down nearly 21% as record high supplies and warmer temperatures reduced demand. The price of oil finished above $100 a barrel which was slightly higher from year-end on stronger demand and supply concerns. Gold continued to move higher, finishing year-to-date over 6%.

Even amid stronger economic data the U.S dollar index was slightly down as of April 30, 2012. The U.S. dollar lost over 2% to the Euro and over 4% to the Japanese Yen.

Product Management and Product Developments

The TCW Enhanced Commodity Strategy Fund launched on March 31, 2011. The Fund outperformed its benchmark by 226 basis points in its first year of operation. As of April 30, 2012, the Fund had outperformed its benchmark by 207 basis points.

To Our Valued Shareholders (Continued)

The TCW Global Bond Fund launched on December 1, 2011 has had a successful year-to-date of relative outperformance. As of April 30, 2012, the Fund outperformed its benchmark by 455 basis points.

Finally, we
officially announced the closure of the TCW Money Market Fund on February 28, 2012. With interest rates at unusually low levels, Money Market Funds have grown less attractive to investors. Further, our analysis is that the regulatory environment regarding Money Market Funds has tightened in recent years and is likely to tighten further. After careful review of these factors, we concluded that the best course of action was an orderly liquidation of the Fund, which occurred on
May 31, 2012.

Conclusion

During these
challenging times in the capital markets, the TCW Funds continue to stay focused on maintaining their consistent investment approach with a long-term view. The TCW Funds provide our shareholders with sound investment strategies at competitive expense ratios. On behalf of the Board of Directors and everyone at TCW, I would like to thank you for your continued support. As always we look forward to assisting you in reaching your financial goals. If you have any questions or require any further information on the TCW Funds, I invite you to visit our website at www.tcw.com, or call our shareholder services department at (800) FUND TCW (800-386-3829).

Sincerely,

Charles W. Baldiswieler

President, Chief Executive Officer and Director

TCW Funds, Inc. Performance Summary (Unaudited)

April 30, 2012

Total Return Annualized As of April 30, 2012 (1)

NAV

1-Year

5-Year

10-Year

Since Inception

Inception Date

TCW Money Market Fund

I Class

$
1.00

0.01
%

1.25
%

1.85
%

3.91
%

07/14/88

TCW Core Fixed Income Fund

I Class

$
11.01

6.89
%

8.85
%

7.24
%

6.98
% (2)

01/01/90
(3)

N Class

$
11.02

6.53
%

8.52
%

6.91
%

6.38
%

03/01/99

TCW Emerging Markets Income Fund

I Class

$
8.83

5.74
%

11.33
%

12.40
%

11.24
% (2)

09/04/96
(3)

N Class

$
11.32

5.41
%

11.08
%

N/A

10.56
%

03/01/04

TCW Emerging Markets Local Currency Income Fund

I Class

$
10.20

1.25
%

N/A

N/A

7.20
%

12/15/10

N Class

$
10.19

1.16
%

N/A

N/A

7.13
%

12/15/10

TCW Enhanced Commodity Strategy Fund

I Class

$
8.36

(17.80
)%

N/A

N/A

(13.40
)%

04/01/11

N Class

$
8.36

(17.88
)%

N/A

N/A

(13.39
)%

04/01/11

TCW Global Bond Fund

I Class

$
10.52

N/A

N/A

N/A

6.61
% (4)

12/01/11

N Class

$
10.52

N/A

N/A

N/A

6.61
% (4)

12/01/11

TCW High Yield Bond Fund

I Class

$
6.09

(0.49
)%

5.54
%

6.86
%

7.60
% (2)

02/01/89
(3)

N Class

$
6.14

(0.41
)%

5.36
%

6.57
%

5.25
%

03/01/99

TCW Short Term Bond Fund

I Class

$
8.80

1.52
%

2.56
%

2.65
%

4.76
% (2)

02/01/90
(3)

TCW Total Return Bond Fund

I Class

$
9.87

6.39
%

8.83
%

7.06
%

7.24
%

06/17/93

N Class

$
10.20

6.07
%

8.51
%

6.74
%

6.97
%

03/01/99

(1)
Past performance is not indicative of future performance.

(2)
Performance data includes the performance of the predecessor limited partnership for periods before the TCW Funds’ registration became effective. The predecessor limited partnership was not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and, therefore, was not subject to certain investment restrictions that are imposed by the 1940 Act. If the limited partnership had been registered under the 1940 Act, the limited partnership’s performance may have been lower.

(3)
Inception date of predecessor limited partnership.

(4)
Cumulative return from Inception Date through April 30, 2012.

TCW Money Market Fund

Schedule of Investments (Unaudited)

Number of Shares

Short-Term Investments

Value (1)

Money Market Investments (3.2% of Net Assets)

900,000

BlackRock Liquidity Funds TempFund Portfolio — Institutional Class, 0.14% (2)

$
900,000

1,000,000

Dreyfus Institutional Cash Advantage Fund, 0.13% (2)

1,000,000

1,000,000

Fidelity Institutional Money Market Portfolio — Class I, 0.20% (2)

1,000,000

Total Money Market Investments (Cost: $2,900,000)

2,900,000

Principal Amount

Repurchase Agreement (57.8%)

$
28,400,000

  Deutsche Bank LLC, 0.20%, due 05/01/12 (collateralized by $20,754,212 U.S. Treasury STRIPS, 0%, due 02/15/24, valued at $15,523,320;
$14,866,842 U.S. Treasury STRIPS, 0%, due at 05/15/19, valued $13,444,680) (Total Amount to be Received Upon Repurchase $28,400,158)

28,400,000

23,390,000

  Goldman Sachs Group, Inc., 0.17%, due 05/01/12 (collateralized by $10,833,500 U.S. Treasury STRIPS, 0%, due 08/15/29, valued at
$6,568,459; $19,655,502 U.S. Treasury STRIPS, 0%, due 02/15/20 valued at $17,289,373) (Total Amount to be Received Upon Repurchase $23,390,110)

23,390,000

1,901

  State Street Bank & Trust Company, 0.01%, due 05/01/12, (collateralized by $5,000 U.S. Treasury Note, 4.50%, due 11/15/15, valued at
$5,800) (Total Amount to be Received Upon Repurchase $1,901)

1,901

Total Repurchase Agreement (Cost: $51,791,901)

51,791,901

U.S. Treasury Securities (39.0%)

35,000,000

U.S. Treasury Bill, 0.04%, due 05/31/12 (3)

34,998,833

Total U.S. Treasury Securities (Cost: $34,998,833)

34,998,833

Total Investments (Cost: $89,690,734) (100.0%)

89,690,734

Liabilities in Excess of Other Assets ((0.0)%)

(31,363
)

Net Assets (100.0%)

$
89,659,371

Notes to the Schedule of Investments:

(1)
Amortized Cost (See Note 1 under “Security Valuation”).

(2)
Rate disclosed, the 7-day net yield, is as of April 30, 2012.

(3)
Rate shown represents yield-to-maturity.

See accompanying notes to financial statements.

TCW Money Market Fund

Investments by Industry (Unaudited)
April 30, 2012

Industry

Percentage of Net Assets

Investment Companies

3.2
%

  Repurchase Agreement
(1)

57.8

U.S. Treasury Securities

39.0

Total

100.0
%

(1)
Collateralized by U.S. Government Securities.

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)

Principal Amount

Fixed Income Securities

Value

Corporate Bonds (19.8%)

Agriculture (0.1% of Net Assets)

$
425,000

Altria Group, Inc., 8.5%, due 11/10/13

$
472,818

Airlines (1.0%)

1,213,098

American Airlines, Inc. Pass-Through Certificates, (11-2-A), 8.625%, due 04/15/23 (EETC)

1,279,818

428,523

Continental Airlines, Inc. Pass-Through Certificates, (00-1-A1), 8.048%, due 05/01/22 (EETC)

477,803

77,073

Continental Airlines, Inc. Pass-Through Certificates, (00-2-A1), 7.707%, due 10/02/22 (EETC)

84,395

926,859

Continental Airlines, Inc. Pass-Through Certificates, (09-2-A1), 7.25%, due 05/10/21 (EETC)

1,042,716

1,220,956

Continental Airlines, Inc. Pass-Through Certificates, (09-2-A1), 9%, due 01/08/18 (EETC)

1,404,099

615,339

Northwest Airlines LLC Pass-Through Certificates, (01-1-A1), 7.041%, due 10/01/23 (EETC)

683,026

701,582

US Airways Group, Inc. Pass-Through Certificates, (10-1A), 6.25%, due 10/22/24 (EETC)

733,153

2,550,000

US Airways Group, Inc. Pass-Through Certificates, (12-1A), 5.9%, due 04/01/26 (1)

2,550,000

Total Airlines

8,255,010

Auto Manufacturers (0.2%)

1,350,000

Daimler Finance North America LLC, (144A), 1.875%, due 09/15/14 (2)

1,367,767

350,000

Daimler Finance North America LLC, 6.5%, due 11/15/13

379,116

Total Auto Manufacturers

1,746,883

Banks (7.7%)

2,306,000

  Abbey National Treasury Services PLC (United Kingdom), (144A), 3.875%, due 11/10/14
(2)

2,298,939

1,000,000

Bank of America Corp., 2.019%, due 07/11/14 (3)

975,868

620,000

Bank of America Corp., 5.625%, due 10/14/16

662,215

1,600,000

Bank of America Corp., 5.625%, due 07/01/20

1,653,766

1,100,000

Bank of America Corp., 5.65%, due 05/01/18

1,163,391

1,500,000

Bank of America Corp., 5.7%, due 01/24/22

1,572,246

775,000

Bank of America Corp., 5.875%, due 01/05/21

809,216

165,000

Bank of America Corp., 7.375%, due 05/15/14

178,936

2,550,000

Bank of America N.A., 0.753%, due 06/15/16 (3)

2,261,483

2,300,000

Bank of America N.A., 6.1%, due 06/15/17

2,456,536

2,500,000

Bank of New York Mellon Corp. (The), 1.7%, due 11/24/14

2,542,296

250,000

Barclays Bank PLC (United Kingdom), 5%, due 09/22/16

269,983

1,000,000

Chase Capital II, 1.046%, due 02/01/27 (3)

780,538

2,500,000

Chase Capital VI, 1.171%, due 08/01/28 (3)

1,926,676

4,000,000

Citigroup, Inc., 2.202%, due 05/15/18 (3)

3,802,344

1,500,000

Citigroup, Inc., 4.5%, due 01/14/22

1,526,364

425,000

Citigroup, Inc., 6%, due 08/15/17

471,042

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

April 30, 2012

Principal Amount

Fixed Income Securities

Value

Banks (Continued)

$
275,000

Citigroup, Inc., 6.125%, due 05/15/18

$
305,254

1,400,000

Citigroup, Inc., 6.375%, due 08/12/14

1,515,562

1,550,000

Citigroup, Inc., 8.125%, due 07/15/39

2,024,502

725,000

Citigroup, Inc., 8.5%, due 05/22/19

900,797

3,500,000

Commonwealth Bank of Australia/New York, 1.95%, due 03/16/15

3,531,216

475,000

Credit Suisse New York (Switzerland), 5.5%, due 05/01/14

510,520

500,000

Discover Bank/Greenwood DE, 7%, due 04/15/20

585,834

475,000

First Chicago NBD Institutional Capital I, 1.096%, due 02/01/27 (3)

367,313

500,000

Goldman Sachs Group, Inc. (The), 1.527%, due 02/07/14 (3)

489,799

2,000,000

Goldman Sachs Group, Inc. (The), 5.75%, due 01/24/22

2,088,310

50,000

Goldman Sachs Group, Inc. (The), 6%, due 06/15/20

53,418

1,550,000

Goldman Sachs Group, Inc. (The), 6.15%, due 04/01/18

1,687,159

250,000

Goldman Sachs Group, Inc. (The), 7.5%, due 02/15/19

289,225

1,245,000

HSBC Holdings PLC (United Kingdom), 4.875%, due 01/14/22

1,345,698

2,230,000

JPMorgan Chase Capital XIII, 1.42%, due 09/30/34 (3)

1,689,771

1,500,000

JPMorgan Chase & Co., 3.15%, due 07/05/16

1,553,512

500,000

JPMorgan Chase Bank N.A., 5.875%, due 06/13/16

560,102

2,875,000

JPMorgan Chase Bank N.A., 6%, due 10/01/17

3,301,052

125,000

Korea Development Bank (South Korea), 5.3%, due 01/17/13

127,769

250,000

Korea Development Bank (South Korea), 5.75%, due 09/10/13

262,228

150,000

Korea Development Bank (South Korea), 8%, due 01/23/14

164,447

1,500,000

Lloyds TSB Bank PLC (United Kingdom), 4.2%, due 03/28/17

1,520,600

850,000

Lloyds TSB Bank PLC (United Kingdom), (144A), 5.8%, due 01/13/20 (2)

881,111

875,000

Lloyds TSB Bank PLC (United Kingdom), 6.375%, due 01/21/21

945,682

400,000

Morgan Stanley, 0.946%, due 10/15/15 (3)

353,193

575,000

Morgan Stanley, 5.45%, due 01/09/17

582,793

600,000

Morgan Stanley, 5.5%, due 07/24/20

589,658

750,000

Morgan Stanley, 5.625%, due 09/23/19

738,989

975,000

Morgan Stanley, 6.625%, due 04/01/18

1,019,113

375,000

Morgan Stanley, 7.3%, due 05/13/19

402,501

2,250,000

National Australia Bank/New York, 2.75%, due 03/09/17

2,256,168

1,875,000

Rabobank Nederland Utrecht (Netherlands), 3.375%, due 01/19/17

1,925,238

450,000

Royal Bank of Scotland PLC (The) (United Kingdom), 3.95%, due 09/21/15

455,242

325,000

Royal Bank of Scotland PLC (The) (United Kingdom), 4.875%, due 03/16/15

337,735

375,000

US Bank N.A., 6.3%, due 02/04/14

408,558

250,000

Wachovia Corp., 5.5%, due 05/01/13

261,661

550,000

Westpac Banking Corp. (Australia), 2.1%, due 08/02/13

558,481

Total Banks

61,942,050

Beverages (0.0%)

210,000

Coca-Cola Enterprises, Inc., 7.375%, due 03/03/14

234,876

Chemicals (0.1%)

350,000

Rohm and Haas Co., 6%, due 09/15/17

410,406

See
accompanying notes to financial statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount

Fixed Income Securities

Value

Diversified Financial Services (2.0%)

$
543,106

Alta Wind Holdings LLC, (144A), 7%, due 06/30/35 (2)

$
597,037

350,000

American Express Co., 7.25%, due 05/20/14

390,963

2,065,000

General Electric Capital Corp., 0.91%, due 05/05/26 (3)

1,669,811

2,225,000

General Electric Capital Corp., 0.982%, due 08/15/36 (3)

1,632,240

1,250,000

General Electric Capital Corp., 4.375%, due 09/16/20

1,336,626

1,000,000

General Electric Capital Corp., 4.65%, due 10/17/21

1,086,387

250,000

General Electric Capital Corp., 4.8%, due 05/01/13

260,119

250,000

General Electric Capital Corp., 5.5%, due 01/08/20

285,295

1,000,000

General Electric Capital Corp., 5.875%, due 01/14/38

1,118,084

500,000

General Electric Capital Corp., 6.75%, due 03/15/32

609,425

375,000

General Electric Capital Corp., 6.875%, due 01/10/39

474,738

1,250,000

International Lease Finance Corp., (144A), 6.5%, due 09/01/14 (2)

1,325,000

1,000,000

International Lease Finance Corp., (144A), 6.75%, due 09/01/16 (2)

1,080,000

125,000

John Deere Capital Corp., 4.9%, due 09/09/13

132,341

475,000

JPMorgan Chase & Co. (originally issued by Bear Stearns & Co.), 7.25%, due 02/01/18

577,830

175,000

JPMorgan Chase Capital XXVII, 7%, due 11/01/39

176,312

125,000

National Rural Utilities Cooperative Finance Corp., 10.375%, due 11/01/18

183,588

1,500,000

Pipeline Funding Co. LLC, (144A), 7.5%, due 01/15/30 (2)

1,640,637

1,700,000

ZFS Finance USA Trust II, (144A), 6.45%, due 12/15/65 (2)(3)

1,683,000

Total Diversified Financial Services

16,259,433

Electric (1.0%)

875,000

Exelon Generation Co. LLC, 5.75%, due 10/01/41

972,897

400,000

NiSource Finance Corp., 6.8%, due 01/15/19

483,624

2,250,000

Oncor Electric Delivery Co. LLC, 5.25%, due 09/30/40

2,277,244

1,000

PNM Resources, Inc., 9.25%, due 05/15/15

1,154

2,545,000

Public Service Co. of New Mexico, 7.949%, due 05/15/18

3,119,036

250,000

Southern Power Co., 4.875%, due 07/15/15

276,010

1,000,000

Tucson Electric Power Co., 5.15%, due 11/15/21

1,080,921

Total Electric

8,210,886

Environmental Control (0.0%)

50,000

Waste Management, Inc., 7%, due 07/15/28

64,889

Food (0.3%)

275,000

Kraft Foods, Inc., 5.375%, due 02/10/20

321,083

900,000

Kraft Foods, Inc., 6.5%, due 02/09/40

1,131,801

125,000

Kroger Co., 5.5%, due 02/01/13

129,553

75,000

Kroger Co., 6.2%, due 06/15/12

75,499

50,000

Kroger Co., 7.5%, due 01/15/14

55,510

250,000

Safeway, Inc., 5.8%, due 08/15/12

253,559

Total Food

1,967,005

See
accompanying notes to financial statements.

TCW Core Fixed Income Fund

April 30, 2012

Principal Amount

Fixed Income Securities

Value

Gas (0.4%)

$
500,000

Florida Gas Transmission Co. LLC, (144A), 4%, due 07/15/15 (2)

$
527,999

350,000

Florida Gas Transmission Co. LLC, (144A), 7.9%, due 05/15/19 (2)

432,100

2,300,000

Southwest Gas Corp., 3.875%, due 04/01/22

2,407,871

Total Gas

3,367,970

Healthcare-Products (0.2%)

1,200,000

Boston Scientific Corp., 6%, due 01/15/20

1,402,244

250,000

Covidien International Finance S.A. (Ireland), 6%, due 10/15/17

300,832

Total Healthcare-Products

1,703,076

Healthcare-Services (0.1%)

250,000

WellPoint, Inc., 5.25%, due 01/15/16

281,412

175,000

WellPoint, Inc., 5.875%, due 06/15/17

205,855

Total Healthcare-Services

487,267

Insurance (1.3%)

425,000

Berkshire Hathaway Finance Corp., 4.85%, due 01/15/15

471,117

1,000,000

Berkshire Hathaway, Inc., 3.75%, due 08/15/21

1,054,905

225,000

Farmers Exchange Capital, (144A), 7.05%, due 07/15/28 (2)

250,819

875,000

Farmers Exchange Capital, (144A), 7.2%, due 07/15/48 (2)

916,064

862,000

Farmers Insurance Exchange, (144A), 8.625%, due 05/01/24 (2)

1,109,105

250,000

Farmers Insurance Exchange Note, (144A), 6%, due 08/01/14 (2)

269,343

300,000

MetLife, Inc., 5.7%, due 06/15/35

350,919

4,000,000

Metropolitan Life Global Funding I, (144A), 3.875%, due 04/11/22 (2)

4,102,763

1,000,000

Prudential Financial, Inc., 4.5%, due 11/15/20

1,068,224

750,000

Prudential Holdings LLC, (144A), 8.695%, due 12/18/23 (2)

952,640

Total Insurance

10,545,899

Iron & Steel (0.0%)

280,000

ArcelorMittal, 9%, due 02/15/15

321,118

Media (0.4%)

250,000

Comcast Corp., 5.3%, due 01/15/14

268,344

750,000

NBCUniversal Media LLC, 4.375%, due 04/01/21

817,534

200,000

NBCUniversal Media LLC, 5.15%, due 04/30/20

230,423

175,000

News America, Inc., 6.15%, due 03/01/37

194,409

150,000

News America, Inc., 6.4%, due 12/15/35

172,561

750,000

Time Warner Cable, Inc., 4%, due 09/01/21

776,240

75,000

Time Warner Cable, Inc., 7.5%, due 04/01/14

84,039

225,000

Time Warner Entertainment Co., LP, 8.375%, due 07/15/33

303,171

Total Media

2,846,721

Mining (0.0%)

300,000

Southern Copper Corp. (Peru), 7.5%, due 07/27/35

354,741

See
accompanying notes to financial statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount

Fixed Income Securities

Value

Office/Business Equipment (0.1%)

$
400,000

Xerox Corp., 5.5%, due 05/15/12

$
400,705

Oil & Gas (0.4%)

250,000

Anadarko Petroleum Corp., 5.95%, due 09/15/16

289,512

50,000

Petrobras International Finance Co. (Brazil), 6.875%, due 01/20/40

60,458

300,000

Petrobras International Finance Co. (Brazil), 7.875%, due 03/15/19

370,710

2,250,000

Phillips 66, (144A), 2.95%, due 05/01/17 (2)

2,305,791

Total Oil & Gas

3,026,471

Pharmaceuticals (0.1%)

250,000

Abbott Laboratories, 5.6%, due 11/30/17

303,890

250,000

Eli Lilly & Co., 5.2%, due 03/15/17

294,682

50,000

McKesson Corp., 6.5%, due 02/15/14

54,980

200,000

McKesson HBOC, Inc., 5.7%, due 03/01/17

234,704

Total Pharmaceuticals

888,256

Pipelines (1.1%)

460,000

CenterPoint Energy Resources Corp., 6.15%, due 05/01/16

537,392

1,000,000

El Paso Pipeline Partners Operating Co. LLC, 5%, due 10/01/21

1,053,620

675,000

Panhandle Eastern Pipe Line Co. LP, 7%, due 06/15/18

798,091

825,000

Panhandle Eastern Pipe Line Co. LP, 8.125%, due 06/01/19

1,018,887

1,040,000

Southern Natural Gas Co. LLC, 7.35%, due 02/15/31

1,268,614

300,000

Spectra Energy Capital LLC, 7.5%, due 09/15/38

393,226

1,035,000

Tennessee Gas Pipeline Co., 8%, due 02/01/16

1,206,494

1,190,000

Tennessee Gas Pipeline Co., 8.375%, due 06/15/32

1,575,142

375,000

TransCanada PipeLines, Ltd. (Canada), 6.1%, due 06/01/40

481,660

172,000

Williams Cos., Inc. (The), 7.875%, due 09/01/21

218,597

Total Pipelines

8,551,723

Real Estate (0.4%)

850,000

Post Apartment Homes, LP, 4.75%, due 10/15/17

921,549

1,000,000

Westfield Capital/WT Finance/WEA Finance LLC (Australia), (144A), 5.125%, due 11/15/14 (2)

1,066,275

1,190,000

WEA Finance LLC/WT Finance Australia Pty, Ltd. (Australia), (144A), 5.75%, due 09/02/15 (2)

1,307,687

Total Real Estate

3,295,511

REIT (2.6%)

2,250,000

Alexandria Real Estate Equities, Inc., 4.6%, due 04/01/22

2,268,551

960,000

ERP Operating LP, 6.584%, due 04/13/15

1,084,930

1,500,000

HCP, Inc., 3.75%, due 02/01/19

1,507,439

1,000,000

HCP, Inc., 6%, due 01/30/17

1,120,773

715,000

HCP, Inc., 6.3%, due 09/15/16

810,833

525,000

HCP, Inc., 6.7%, due 01/30/18

612,357

2,000,000

Health Care REIT, Inc., 4.125%, due 04/01/19

2,019,068

1,200,000

Health Care REIT, Inc., 4.7%, due 09/15/17

1,270,999

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

April 30, 2012

Principal Amount

Fixed Income Securities

Value

REIT (Continued)

$
300,000

Health Care REIT, Inc., 6.125%, due 04/15/20

$
335,779

500,000

Healthcare Realty Trust, Inc., 5.75%, due 01/15/21

522,010

350,000

Healthcare Realty Trust, Inc., 6.5%, due 01/17/17

386,981

1,000,000

Kimco Realty Corp., 5.19%, due 10/01/13

1,038,835

300,000

Liberty Property LP, 5.125%, due 03/02/15

321,158

1,925,000

Nationwide Health Properties, Inc., 6%, due 05/20/15

2,109,037

2,440,000

SL Green Realty Corp., 5%, due 08/15/18

2,492,713

1,250,000

UDR, Inc., 4.25%, due 06/01/18

1,322,847

200,000

UDR, Inc., 5.13%, due 01/15/14

208,842

150,000

UDR, Inc., 5.25%, due 01/15/15

161,074

1,500,000

Ventas Realty LP/Ventas Capital Corp., 4%, due 04/30/19

1,520,481

Total REIT

21,114,707

Retail (0.0%)

150,000

CVS Caremark Corp., 6.6%, due 03/15/19

186,804

Telecommunications (0.3%)

369,000

AT&T, Inc., 5.35%, due 09/01/40

405,833

500,000

AT&T, Inc., 5.55%, due 08/15/41

569,109

750,000

AT&T, Inc., 6.5%, due 09/01/37

919,335

575,000

Telecom Italia Capital S.A., (Italy), 6%, due 09/30/34

482,425

125,000

Verizon Communications, Inc., 6.25%, due 04/01/37

153,092

Total Telecommunications

2,529,794

Total Corporate Bonds (Cost: $151,082,223) (19.8%)

159,185,019

Municipal Bonds (1.5%)

700,000

Bay Area Toll Authority, California Toll Bridge Revenue Bond, 6.263%, due 04/01/49

932,141

325,000

California State, Build America Bonds, 6.65%, due 03/01/22

394,833

700,000

California State, Build America Bonds, 7.55%, due 04/01/39

916,363

600,000

California State, Build America Bonds, 7.6%, due 11/01/40

794,598

1,055,000

Fiscal Year 2005 Securitization Corp., Special Obligation Bond for the City of New York, 4.93%, due 04/01/20

1,218,630

250,000

Illinois State, Build America Bonds, 4.421%, due 01/01/15

263,340

1,075,000

Illinois State, General Obligation Bond, 4.35%, due 06/01/18

1,114,958

405,000

Illinois State, General Obligation Bond, 5.665%, due 03/01/18

448,635

400,000

Illinois State, General Obligation Unlimited, 5.877%, due 03/01/19

444,804

1,000,000

Los Angeles City Department of Water & Power Revenue Bonds, 6.574%, due 07/01/45

1,365,820

850,000

New Jersey State Turnpike Authority Revenue Bonds, 7.102%, due 01/01/41

1,189,532

675,000

New York City Municipal Water Finance Authority, Water & Sewer Revenue Bonds, 6.011%, due 06/15/42

884,507

730,000

New York State, Build America Bonds, General Obligation Unlimited, 5.817%, due 10/01/31

824,856

1,000,000

North Texas Tollway Authority Revenue Bonds, 6.718%, due 01/01/49

1,299,060

Total Municipal Bonds (Cost: $10,085,173)

12,092,077

See
accompanying notes to financial statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount

Fixed Income Securities

Value

Foreign Government Bonds (0.2%)

$
200,000

Province of Manitoba (Canada), 4.9%, due 12/06/16

$
234,831

625,000

Republic of Poland, 6.25%, due 07/03/12

630,812

250,000

State of Israel, 4.625%, due 06/15/13

258,154

Total Foreign Government Bonds (Cost: $1,078,196)

1,123,797

Asset-Backed Securities (3.5%)

2,040,779

Bayview Commercial Asset Trust (06-4A-A1), (144A), 0.468%, due 12/25/36 (2)(3)

1,329,993

1,667,156

Brazos Higher Education Authority, Inc. (06-2-A9), 0.583%, due 12/26/24 (3)

1,518,040

1,695,000

Brazos Higher Education Authority, Inc. (11-1-A3), 1.54%, due 11/25/33 (3)

1,559,474

675,000

Brazos Higher Education Authority, Inc. (10-1-A2), 1.69%, due 02/25/35 (3)

619,000

2,800,000

College Loan Corp. Trust (05-2-A3), 0.596%, due 04/15/25 (3)

2,760,343

2,562,813

Educational Funding of the South, Inc., (07-1-A2), 0.787%, due 03/01/16 (3)

2,553,330

2,754,850

GE Business Loan Trust (04-2A-A), (144A), 0.46%, due 12/15/32 (2)(3)

2,492,217

819,849

GE Business Loan Trust (04-1-A), (144A), 0.53%, due 05/15/32 (2)(3)

743,195

1,122,701

GE Business Loan Trust (03-1-A), (144A), 0.67%, due 04/15/31 (2)(3)

1,032,885

1,558,750

GE SeaCo Finance SRL (05-1A-A), (144A), 0.489%, due 11/17/20 (2)(3)

1,504,716

2,462,415

Genesis Funding, Ltd. (06-1A-G1), (144A), 0.479%, due 12/19/32 (2)(3)

2,158,307

2,400,000

  Montana Higher Education Student Assistance Corp. (12-1-A3), 1.288%, due 07/20/43
(3)(4)

2,219,791

2,250,000

SLM Student Loan Trust (06-5-A6C), 0.585%, due 10/25/40 (3)

1,907,958

2,000,000

SLM Student Loan Trust (11-2-A2), 1.438%, due 10/25/34 (3)

1,969,924

1,880,000

TAL Advantage LLC (06-1A-NOTE), (144A), 0.43%, due 04/20/21 (2)(3)

1,786,376

1,711,250

Textainer Marine Containers, Ltd. (05-1A-A), (144A), 0.49%, due 05/15/20 (2)(3)

1,656,490

Total Asset-Backed Securities (Cost: $27,790,872)

27,812,039

Commercial Mortgage-Backed Securities — Agency (1.9%)

980,000

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(K013-A2), 3.974%, due 01/25/21 (3)

1,086,194

2,622,421

Federal National Mortgage Association, Pool #FN0000, 3.584%, due 09/01/20 (3)

2,846,894

2,494,291

Federal National Mortgage Association, Pool #AE0918, 3.665%, due 10/01/20 (5)

2,700,322

2,521,288

Federal National Mortgage Association, Pool #FN0001, 3.763%, due 12/01/20 (3)

2,752,753

848,286

Federal National Mortgage Association, Pool #FN0003, 4.301%, due 01/01/21

954,938

1,555,290

Federal National Mortgage Association, Pool #AD0660, 4.53%, due 12/01/19

1,759,793

3,405,431

NCUA Guaranteed Notes (11-C1-2A), 0.771%, due 03/09/21 (3)

3,407,474

Total Commercial Mortgage-Backed Securities — Agency (Cost: $14,676,415) (1.9%)

15,508,368

Commercial Mortgage-Backed Securities — Non-Agency (11.8%)

44,077

Banc of America Commercial Mortgage, Inc. (02-2-A3), 5.118%, due 07/11/43

44,060

1,135,000

Banc of America Commercial Mortgage, Inc. (05-2-A5), 4.857%, due 07/10/43 (3)

1,242,383

1,625,000

Banc of America Commercial Mortgage, Inc. (05-5-A4), 5.115%, due 10/10/45 (3)

1,807,313

1,560,000

Banc of America Commercial Mortgage, Inc. (06-3-A4), 5.889%, due 07/10/44 (3)

1,762,132

1,550,000

Banc of America Commercial Mortgage, Inc. (08-1-A4), 6.394%, due 02/10/51 (3)

1,815,445

3,270,000

Bear Stearns Commercial Mortgage Securities (04-PWR5-A5), 4.978%, due 07/11/42 (3)

3,520,436

3,450,000

Bear Stearns Commercial Mortgage Securities (05-T20-A4A), 5.3%, due 10/12/42 (3)

3,842,255

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

April 30, 2012

Principal Amount

Fixed Income Securities

Value

Commercial Mortgage-Backed Securities — Non-Agency (Continued)

$
2,647,410

Bear Stearns Commercial Mortgage Securities (07-T26-AAB), 5.429%, due 01/12/45

$
2,840,912

3,315,000

Citigroup Commercial Mortgage Trust (04-C1-A4), 5.533%, due 04/15/40 (3)

3,558,490

3,465,000

Citigroup Commercial Mortgage Trust (04-C2-A4), 4.623%, due 10/15/41

3,533,871

1,770,000

  Citigroup/Deutsche Bank Commercial Mortgage Trust (07-CD5-A4), 5.886%, due 11/15/44
(3)

2,043,663

3,395,000

  Commercial Mortgage Pass-Through Certificates (05-LP5-A4), 4.982%,
due 05/10/43 (3)

3,724,682

1,781,200

  Credit Suisse First Boston Mortgage Securities Corp. (03-C4-A4), 5.137%, due 08/15/36
(3)

1,842,290

2,425,000

Credit Suisse First Boston Mortgage Securities Corp. (03-CK2-A4), 4.801%, due 03/15/36

2,470,629

333,700

Credit Suisse Mortgage Capital Certificates (06-C5-A3), 5.311%, due 12/15/39

370,945

765,000

DBRR Trust (11-LC2-A4A), (144A), 4.537%, due 07/12/44 (2)(3)

860,912

923,896

GE Capital Commercial Mortgage Corp. (03-C1-A4), 4.819%, due 01/10/38

941,718

2,515,000

GE Capital Commercial Mortgage Corp. (03-C2-A4), 5.145%, due 07/10/37

2,599,187

1,420,000

GMAC Commercial Mortgage Securities, Inc. (03-C1-A2), 4.079%, due 05/10/36

1,443,646

934,821

GMAC Commercial Mortgage Securities, Inc. (03-C2-A1), 4.576%, due 05/10/40

954,208

2,295,000

GMAC Commercial Mortgage Securities, Inc. (03-C3-A4), 5.023%, due 04/10/40

2,397,346

2,695,564

Greenwich Capital Commercial Funding Corp. (03-C1-A4), 4.111%, due 07/05/35

2,755,189

3,200,000

Greenwich Capital Commercial Funding Corp. (04-GG1-A7), 5.317%, due 06/10/36 (3)

3,404,771

1,890,000

Greenwich Capital Commercial Funding Corp. (05-GG3-A4), 4.799%, due 08/10/42 (3)

2,037,095

830,000

Greenwich Capital Commercial Funding Corp. (06-GG7-A4), 6.081%, due 07/10/38 (3)

946,026

1,835,000

Greenwich Capital Commercial Funding Corp. (07-GG9-A4), 5.444%, due 03/10/39

2,030,598

3,150,000

GS Mortgage Securities Corp. II (11-GC5-A4), 3.707%, due 08/10/44

3,326,825

709,911

JP Morgan Chase Commercial Mortgage Securities Corp. (02-C1-A3), 5.376%, due 07/12/37

711,527

892,178

JP Morgan Chase Commercial Mortgage Securities Corp. (02-C3-A2), 4.994%, due 07/12/35

903,976

1,700,000

JP Morgan Chase Commercial Mortgage Securities Corp. (03-ML1A-A2), 4.767%, due 03/12/39

1,732,395

2,995,000

JP Morgan Chase Commercial Mortgage Securities Corp. (04-C1-A3), 4.719%, due 01/15/38

3,127,663

1,860,000

JP Morgan Chase Commercial Mortgage Securities Corp. (05-CB12-A4), 4.895%, due 09/12/37

2,039,981

3,232,544

JP Morgan Chase Commercial Mortgage Securities Corp. (06-CB15-ASB), 5.79%, due 06/12/43 (3)

3,455,234

1,485,000

JP Morgan Chase Commercial Mortgage Securities Corp. (06-LDP9-A3), 5.336%, due 05/15/47

1,644,870

1,695,000

JP Morgan Chase Commercial Mortgage Securities Corp. (07-CB18-A4), 5.44%, due 06/12/47

1,899,475

2,535,000

LB-UBS Commercial Mortgage Trust (03-C8-A4), 5.124%, due 11/15/32 (3)

2,660,640

2,290,000

Merrill Lynch Mortgage Trust (05-LC1-A4), 5.291%, due 01/12/44 (3)

2,565,858

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount

Fixed Income Securities

Value

Commercial Mortgage-Backed Securities — Non-Agency (Continued)

$
1,485,000

Morgan Stanley Capital I (05-T19-A4A), 4.89%, due 06/12/47

$
1,624,566

2,855,000

Morgan Stanley Capital I (06-T21-A4), 5.162%, due 10/12/52 (3)

3,153,964

1,305,000

Morgan Stanley Capital I (06-T23-A4), 5.986%, due 08/12/41 (3)

1,525,117

1,080,000

Morgan Stanley Capital I Trust (07-T25-A3), 5.514%, due 11/12/49 (3)

1,229,488

440,000

Morgan Stanley Capital I Trust (11-C3-A2), 3.224%, due 07/15/49

466,583

255,000

Morgan Stanley Capital I Trust (11-C3-A4), 4.118%, due 07/15/49

282,178

1,410,000

Nomura Asset Securities Corp. (98-D6-A3), 7.529%, due 03/15/30 (3)

1,470,548

2,375,887

Wachovia Bank Commercial Mortgage Trust (03-C5-A2), 3.989%, due 06/15/35

2,424,923

2,260,000

Wachovia Bank Commercial Mortgage Trust (05-C20-A7), 5.118%, due 07/15/42(3)

2,499,142

1,400,000

WF-RBS Commercial Mortgage Trust (11-C5-A4), 3.667%, due 11/15/44

1,471,086

Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $93,069,114) (11.8%)

95,006,241

Residential Mortgage-Backed Securities — Agency (29.3%)

308,528

Federal Home Loan Mortgage Corp., Pool #1A1127, 2.73%, due 01/01/37 (3)

311,398

4,859,653

Federal Home Loan Mortgage Corp., Pool #Q05261, 3.5%, due 12/01/41

5,063,056

5,856,947

Federal Home Loan Mortgage Corp., Pool #G06360, 4%, due 03/01/41 (5)

6,289,926

3,611,754

Federal Home Loan Mortgage Corp., Pool #G06499, 4%, due 03/01/41 (5)

3,856,183

4,937,436

Federal Home Loan Mortgage Corp., Pool #G06498, 4%, due 04/01/41 (5)

5,285,468

4,360,446

Federal Home Loan Mortgage Corp., Pool #G06785, 4%, due 10/01/41

4,648,730

4,752,742

Federal Home Loan Mortgage Corp., Pool #Q04090, 4%, due 10/01/41 (5)

5,087,754

4,058,992

Federal Home Loan Mortgage Corp., Pool #Q04091, 4%, due 10/01/41 (5)

4,330,279

5,479,760

Federal Home Loan Mortgage Corp., Pool #G06257, 4.5%, due 02/01/41 (5)

6,012,645

5,580,784

Federal Home Loan Mortgage Corp., Pool #A97179, 4.5%, due 03/01/41 (5)

6,123,493

2,005,917

Federal Home Loan Mortgage Corp., Pool #G06620, 4.5%, due 07/01/41 (5)

2,193,017

109,050

Federal Home Loan Mortgage Corp., Pool #B15026, 5%, due 06/01/19

118,105

41,010

Federal Home Loan Mortgage Corp., Pool #B15591, 5%, due 07/01/19

44,416

78,601

Federal Home Loan Mortgage Corp., Pool #C90526, 5.5%, due 02/01/22

85,653

7,700,000

Federal Home Loan Mortgage Corp. TBA, 2.5% (1)

7,875,656

4,140,000

Federal Home Loan Mortgage Corp. TBA, 3.5% (1)

4,290,722

756,467

Federal Home Loan Mortgage Corp. (2439-KZ), 6.5%, due 04/15/32

857,196

1,898,333

Federal Home Loan Mortgage Corp. (2575-FD), 0.69%, due 02/15/33(PAC) (3)

1,903,675

351,052

Federal Home Loan Mortgage Corp. (2649-GP), 4.5%, due 10/15/30

355,492

1,398,696

Federal Home Loan Mortgage Corp. (2662-MT), 4.5%, due 08/15/33 (TAC)

1,470,598

169,609

Federal Home Loan Mortgage Corp. (2770-UT), 4.5%, due 03/15/19

170,078

2,100,000

Federal Home Loan Mortgage Corp. (2875-GM), 5%, due 01/15/33 (PAC)

2,232,045

999,855

Federal Home Loan Mortgage Corp. (3315-S), 6.17%, due 05/15/37(I/O) (I/F) (3)

131,374

2,514,793

Federal Home Loan Mortgage Corp. (3339-JS), 41.273%, due 07/15/37(I/F) (3)

4,554,607

1,297,777

Federal Home Loan Mortgage Corp. (3351-ZC), 5.5%, due 07/15/37

1,502,553

3,863,929

Federal Home Loan Mortgage Corp. (3380-SM), 6.17%, due 10/15/37(I/O) (I/F) (3)

652,051

4,935,137

Federal Home Loan Mortgage Corp. (3382-FL), 0.94%, due 11/15/37 (3)(5)

4,971,322

12,487,157

Federal Home Loan Mortgage Corp. (3439-SC), 5.659%, due 04/15/38(I/O) (3)

1,680,946

5,549,443

Federal Home Loan Mortgage Corp. (3578-DI), 6.41%, due 04/15/36(I/O) (I/F) (3)

897,015

4,110,247

Federal National Mortgage Association, Pool #AH3429, 3.5%, due 01/01/26 (5)

4,394,753

4,024,378

Federal National Mortgage Association, Pool #AB2127, 3.5%, due 01/01/26

4,294,137

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

April 30, 2012

Principal Amount

Fixed Income Securities

Value

Residential Mortgage-Backed Securities — Agency (Continued)

$
2,937,201

Federal National Mortgage Association, Pool #AB3679, 3.5%, due 10/01/41

$
3,060,598

3,890,375

Federal National Mortgage Association, Pool #AB3864, 3.5%, due 11/01/41 (5)

4,057,235

7,615,931

Federal National Mortgage Association, Pool #AB4045, 3.5%, due 12/01/41 (5)

7,952,102

392,163

Federal National Mortgage Association, Pool #725275, 4%, due 03/01/19 (3)

420,138

5,921,318

Federal National Mortgage Association, Pool #AC1604, 4%, due 08/01/39 (5)

6,352,464

5,531,174

Federal National Mortgage Association, Pool #AB3685, 4%, due 10/01/41 (5)

5,913,171

1,857,791

Federal National Mortgage Association, Pool #AL0209, 4.5%, due 05/01/41 (5)

2,043,787

301,997

Federal National Mortgage Association, Pool #727575, 5%, due 06/01/33

326,322

6,767,215

Federal National Mortgage Association, Pool #735676, 5%, due 07/01/35 (5)

7,360,157

94,657

Federal National Mortgage Association, Pool #254634, 5.5%, due 02/01/23

103,986

219,664

Federal National Mortgage Association, Pool #748751, 5.5%, due 10/01/33

229,523

2,720,898

Federal National Mortgage Association, Pool #AD0249, 5.5%, due 04/01/37

3,002,022

83,666

Federal National Mortgage Association, Pool #596686, 6.5%, due 11/01/31

92,197

41,690,000

Federal National Mortgage Association TBA, 3% (1)

43,507,426

640,712

Federal National Mortgage Association (01-14-SH), 26.989%, due 03/25/30(I/F) (3)

1,040,649

1,100,803

Federal National Mortgage Association (01-34-FV), 0.739%, due 08/25/31 (3)

1,103,321

21,767

Federal National Mortgage Association (03-62-MA), 3.5%, due 07/25/33

22,455

2,000,000

Federal National Mortgage Association (04-W10-A6), 5.75%, due 08/25/34 (PAC)

2,216,219

757,109

Federal National Mortgage Association (05-54-VM), 4.5%, due 11/25/25

805,372

5,267,365

Federal National Mortgage Association (07-89-GF), 0.759%, due 09/25/37 (3)(5)

5,287,539

1,240,627

Federal National Mortgage Association (08-12-SE), 6.161%, due 01/25/33(I/O) (I/F) (3)

66,128

1,699,802

Federal National Mortgage Association (08-30-SA), 6.611%, due 04/25/38(I/O) (I/F) (3)

266,702

1,633,159

Federal National Mortgage Association (08-62-SN), 5.961%, due 07/25/38(I/O) (I/F) (3)

120,223

4,000,000

Federal National Mortgage Association (09-64-TB), 4%, due 08/25/29

4,400,617

716,698

Federal National Mortgage Association (09-68-SA), 6.511%, due 09/25/39(I/O) (I/F) (3)(5)

102,089

11,817,197

Federal National Mortgage Association (10-26-AS), 6.091%, due 03/25/40(I/O) (3)

1,637,527

4,000,000

Federal National Mortgage Association (11-111-DB), 4%, due 11/25/41

4,047,539

282,387

Government National Mortgage Association, Pool #608259, 4.5%, due 08/15/33

310,475

770,995

Government National Mortgage Association, Pool #782114, 5%, due 09/15/36

856,473

7,530,000

Government National Mortgage Association II TBA, 3.5% (1)

7,926,501

3,225,000

Government National Mortgage Association (04-30-UC), 5.5%, due 02/20/34 (PAC)

3,586,015

1,423,945

Government National Mortgage Association (05-25-Z), 5%, due 03/16/35

1,568,696

2,013,795

  Government National Mortgage Association (08-27-SI), 6.23%, due 03/20/38(I/O)
(I/F) (3)

277,888

8,232,920

Government National Mortgage Association (08-81-S), 5.96%, due 09/20/38(I/O) (I/F) (3)

1,207,440

3,517,296

Government National Mortgage Association (09-66-UF), 1.24%, due 08/16/39 (3)

3,584,957

11,389,917

  Government National Mortgage Association (10-1-S), 5.51%,
due 01/20/40(I/O) (3)

1,724,775

3,801,345

NCUA Guaranteed Notes (10-R1-1A), 0.691%, due 10/07/20 (3)

3,810,848

2,506,259

NCUA Guaranteed Notes (10-R2-1A), 0.611%, due 11/06/17 (3)

2,509,392

4,004,765

NCUA Guaranteed Notes (10-R2-2A), 0.711%, due 11/05/20 (3)

4,010,866

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount

Fixed Income Securities

Value

Residential Mortgage-Backed Securities — Agency (Continued)

$
1,475,693

NCUA Guaranteed Notes (10-R3-1A), 0.801%, due 12/08/20 (3)

$
1,481,919

1,228,178

NCUA Guaranteed Notes (10-R3-2A), 0.801%, due 12/08/20 (3)

1,233,360

2,002,483

NCUA Guaranteed Notes (11-R1-1A), 0.691%, due 01/08/20 (3)

2,007,411

1,887,884

NCUA Guaranteed Notes (11-R2-1A), 0.641%, due 02/06/20 (3)

1,891,424

Total Residential Mortgage-Backed Securities — Agency (Cost: $226,825,728)

235,210,291

Residential Mortgage-Backed Securities — Non-Agency (10.2%)

3,394,623

Asset Backed Funding Certificates (05-WMC1-M1), 0.679%, due 06/25/35 (3)

3,229,061

800,000

  Asset Backed Securities Corp. Home Equity (05-HE6-M2), 0.748%,
due 07/25/35 (3)

715,169

1,839,384

Banc of America Funding Corp. (06-G-2A1), 0.46%, due 07/20/36 (3)

1,370,560

2,496,951

Banc of America Funding Corp. (06-G-2A3), 0.41%, due 07/20/36 (3)

2,372,180

3,054,220

BCAP LLC Trust (10-RR9-3A3), 144A, 4%, due 05/26/37 (2)(3)

3,052,990

1,804,000

Carrington Mortgage Loan Trust (06-NC1-A4), 0.549%, due 01/25/36 (3)

740,905

2,620,003

Cendant Mortgage Corp. (04-4-A7), 5.853%, due 09/25/34 (3)

2,648,836

2,939,715

Centex Home Equity (02-C-AF6), 4.5%, due 09/25/32 (3)

2,906,280

2,966,582

Centex Home Equity (03-B-AF6), 3.173%, due 06/25/33 (3)

2,948,977

948,346

Citigroup Mortgage Loan Trust, Inc. (05-5-2A2), 5.75%, due 08/25/35

797,112

2,976,702

Conseco Financial Corp. (98-6-A8), 6.66%, due 06/01/30

3,204,431

2,357,509

Countrywide Alternative Loan Trust (05-24-4A1), 0.47%, due 07/20/35 (3)

1,520,829

485,032

Countrywide Asset-Backed Certificates (04-11-A3), 0.759%, due 04/25/35 (3)

484,577

553,096

Countrywide Asset-Backed Certificates (04-14-A3), 0.609%, due 06/25/35 (3)

549,899

852,652

Countrywide Asset-Backed Certificates (05-4-MV1), 0.699%, due 10/25/35 (3)

828,732

1,244,529

  Countrywide Home Loans Mortgage Pass-Through Trust (07-J3-A1), 0.739%, due 07/25/37
(3)(6)

795,911

463,487

Credit Suisse First Boston Mortgage Securities Corp. (03-7-1A4), 5.5%, due 02/25/33

481,058

109,111

Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA), 5.75%, due 04/22/33

113,530

2,138,384

First Franklin Mortgage Loan Asset-Backed Certificates (05-FF8-A2D), 0.618%, due 09/25/35 (3)

2,018,834

2,219,375

Greenpoint Mortgage Funding Trust (06-AR2-4A1), 2.158%, due 03/25/36 (3)

1,473,592

3,976,636

Household Home Equity Loan Trust (07-1-AM), 0.48%, due 03/20/36 (3)

3,633,543

840,639

Household Home Equity Loan Trust (07-2-AM), 0.48%, due 07/20/36 (3)

735,932

2,036,016

Indymac Index Mortgage Loan Trust (05-AR6-2A1), 0.478%, due 04/25/35 (3)

1,432,472

2,179,423

MASTR Asset-Backed Securities Trust (05-WF1-A2D), 0.609%, due 06/25/35 (3)

2,058,524

4,910,000

MASTR Asset-Backed Securities Trust (07-HE1-A3), 0.449%, due 05/25/37 (3)

1,928,860

2,394,130

Mid-State Trust (04-1-B), 8.9%, due 08/15/37

2,410,574

3,249,138

Morgan Stanley Capital, Inc. (04-WMC2-M1), 1.154%, due 07/25/34 (3)

2,677,023

801,493

Morgan Stanley Capital, Inc. (05-HE4-A2C), 0.609%, due 07/25/35 (3)

786,409

846,133

Morgan Stanley Mortgage Loan Trust (04-3-4A), 5.657%, due 04/25/34 (3)

867,221

1,593,111

New Century Home Equity Loan Trust (05-1-A2C), 0.589%, due 03/25/35 (3)

1,472,565

4,400,000

New Century Home Equity Loan Trust (05-2-M1), 0.669%, due 06/25/35 (3)

3,875,162

3,800,000

New Century Home Equity Loan Trust (05-3-M1), 0.719%, due 07/25/35 (3)

3,477,545

3,800,000

New Century Home Equity Loan Trust (05-4-A2C), 0.609%, due 09/25/35 (3)

3,610,885

2,850,000

Option One Mortgage Loan Trust (07-1-2A3), 0.379%, due 01/25/37 (3)

985,792

693,388

Park Place Securities, Inc. (04-MHQ1-M1), 0.939%, due 12/25/34 (3)

682,300

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

April 30, 2012

Principal Amount

Fixed Income Securities

Value

Residential Mortgage-Backed Securities — Non-Agency (Continued)

$
4,105,857

Park Place Securities, Inc. (04-WWF1-M2), 0.919%, due 12/25/34 (3)

$
3,984,265

3,816,197

Park Place Securities, Inc. (05-WCH1-M2), 0.759%, due 01/25/36 (3)

3,540,603

2,097,648

Specialty Underwriting & Residential Finance (05-BC1-M2), 0.739%, due 12/25/35 (3)

2,042,623

1,557,923

Structured Asset Securities Corp. (03-34A-5A4), 2.707%, due 11/25/33 (3)

1,526,391

3,463,180

Structured Asset Securities Corp. (05-WF3-A2), 0.469%, due 07/25/35 (3)

3,411,884

597,119

Wells Fargo Alternative Loan Trust (07-PA3-2A1), 6%, due 07/25/37 (6)

469,427

3,950,000

Wells Fargo Home Equity Trust (05-2-M1), 0.639%, due 08/25/35 (3)

3,657,325

1,587,261

Wells Fargo Mortgage Loan Trust (10-RR4-1A2), (144A), 5.248%, due 12/27/46 (2)(3)(6)

565,909

Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $81,589,928)

82,086,697

U.S. Government Agency Obligations (10.9%)

3,250,000

Federal Farm Credit Bank, 0.25%, due 08/20/12 (3)

3,250,692

3,250,000

Federal Farm Credit Bank, 0.26%, due 08/08/12 (3)(5)

3,250,630

7,895,000

Federal Home Loan Banks, 0.5%, due 05/15/14 (1)

7,894,597

7,780,000

Federal Home Loan Banks, 0.875%, due 04/10/15 (5)

7,781,260

7,505,000

Federal Home Loan Banks, 1%, due 04/16/15 (5)

7,507,850

6,480,000

Federal Home Loan Mortgage Corp., 0.29%, due 10/12/12 (3)(5)

6,482,942

3,120,000

Federal Home Loan Mortgage Corp., 0.32%, due 01/24/13 (3)(5)

3,122,785

5,005,000

Federal Home Loan Mortgage Corp., 0.45%, due 11/18/13 (3)(5)

5,017,559

5,040,000

Federal Home Loan Mortgage Corp., 1.1%, due 08/08/14 (5)

5,048,598

3,315,000

Federal National Mortgage Association, 0.27%, due 10/18/12 (3)

3,316,723

6,600,000

Federal National Mortgage Association, 0.35%, due 11/23/12 (3)(5)

6,605,716

3,260,000

Federal National Mortgage Association, 0.35%, due 12/03/12 (3)(5)

3,262,934

8,090,000

Federal National Mortgage Association, 0.36%, due 06/23/14 (3)(5)

8,098,763

2,950,000

Federal National Mortgage Association, 0.4%, due 02/01/13 (3)

2,954,487

5,000,000

Federal National Mortgage Association, 0.65%, due 11/29/13

5,002,203

5,240,000

Federal National Mortgage Association, 1%, due 11/07/14 (5)

5,260,555

3,440,000

NCUA Guaranteed Notes, 0.26%, due 06/12/13 (3)

3,440,000

Total U.S. Government Agency Obligations (Cost: $87,218,715)

87,298,294

U.S. Treasury Securities (11.0%)

11,000,000

U.S. Treasury Bond, 3.125%, due 02/15/42

11,030,932

3,079,373

U.S. Treasury Inflation Indexed Notes, 2%, due 01/15/16 (7)

3,480,895

12,078,583

U.S. Treasury Inflation Indexed Notes, 0.625%, due 04/15/13 (7)

12,312,606

29,825,000

U.S. Treasury Note, 0.875%, due 01/31/17

29,985,775

31,430,000

U.S. Treasury Note, 2%, due 11/15/21

31,773,781

Total U.S. Treasury Securities (Cost: $87,451,189)

88,583,989

Total Fixed Income Securities (Cost: $780,867,553) (100.1%)

803,906,812

Number of Shares

Money Market Investments

7,627,000

Dreyfus Institutional Cash Advantage Fund, 0.13% (8)

7,627,000

7,778,000

JPMorgan Prime Money Market Fund — Institutional Class, 0.17% (8)

7,778,000

Total Money Market Investments (Cost: $15,405,000) (1.9%)

15,405,000

See
accompanying notes to financial statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount

Short-Term Investments

Value

Repurchase Agreement (Cost: $15,240,477) (1.9%)

$
15,240,477

  State Street Bank & Trust Company, 0.01%, due 05/01/12 (collateralized by $13,660,000 U.S. Treasury Bond, 3.75%, due 08/15/41,
valued at $15,549,888) (Total Amount to be Received Upon Repurchase $15,240,481)

$
15,240,477

Discount Notes (4.4% )

15,000,000

Federal Home Loan Bank Discount Note, 0.06%, due 05/30/12 (9)

14,999,275

20,000,000

Federal Home Loan Mortgage Corp. Discount Note, 0.05%, due 06/06/12 (5)(9)

19,999,000

Total Discount Notes (Cost: $34,998,275)

34,998,275

U.S. Treasury Securities (2.6%)

8,900,000

U.S. Treasury Bill, 0.041%, due 05/03/12 (5)(9)

8,899,970

190,000

U.S. Treasury Bills, 0.077%, due 06/14/12 (5)(9)

189,982

2,000,000

U.S. Treasury Bills, 0.074%, due 05/31/12 (5)(9)

1,999,875

10,000,000

U.S. Treasury Bills, 0.07%, due 05/10/12 (5)(9)

9,999,807

Total U.S. Treasury Securities (Cost: $21,089,634)

21,089,634

Total Short Term Investments (Cost: $71,328,386) (8.9%)

71,328,386

Total Investments (Cost: $867,600,939) (110.9%)

890,640,198

Liabilities in Excess of Other Assets (-10.9%)

(87,808,511
)

Net Assets (100.0%)

$
802,831,687

Notes to the Schedule of Investments:

EETC -
Enhanced Equipment Trust Certificate.

I/F -
Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.

I/O -
Interest Only Security.

PAC -
Planned Amortization Class.

REIT -
Real Estate Investment Trust.

TAC -
Target Amortization Class.

TBA -
To be Announced.

(1)

Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2012, the value of these securities amounted to $41,298,067 or 5.1% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.

(3)

Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2012.

(4)

Fair valued security using procedures established by and under the general supervision of the Company’s Board of Directors (Note 2).

(5)

All or a portion of this security is segregated to cover open futures contracts, when-issued, delayed-delivery or forward commitments.

(6)

A portion of the principal balance has been written-off during the period due to defaults in the underlying loans.

(7)

Interest rate for this security is a stated rate. Interest payments are determined based on the inflation-adjusted principal.

(8)

Rate disclosed, the 7-day net yield, is as of April 30, 2012.

(9)

Rate shown represents yield-to-maturity.

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

April 30, 2012

Future Contracts

Number of Contracts

Type

  Expiration
Date

Notional Contract Value

Net Unrealized Appreciation/ (Depreciation)

Buy

145

2-Year U.S. Treasury Note Futures

06/29/12

$
31,979,297

$
10,582

240

10-Year U.S. Treasury Note Futures

06/20/12

31,747,500

243,501

$
63,726,797

$
254,083

Sell

234

5-Year U.S. Treasury Note Futures

06/29/12

$
28,968,469

$
(15,626
)

30

30-Year U.S. Treasury Bond Futures

06/20/12

4,968,250

(69,663
)

$
33,936,719

$
(85,289
)

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Investments by Industry (Unaudited)

Industry

Percentage of Net Assets

Agriculture

0.1
%

Airlines

1.0

Asset-Backed Securities

3.5

Auto Manufacturers

0.2

Banks

7.7

Beverages

0.0
*

Chemicals

0.1

Commercial Mortgage-Backed Securities — Agency

1.9

Commercial Mortgage-Backed Securities — Non-Agency

11.8

Diversified Financial Services

2.0

Electric

1.0

Environmental Control

0.0
*

Food

0.3

Foreign Government Bonds

0.2

Gas

0.4

Healthcare-Products

0.2

Healthcare-Services

0.1

Insurance

1.3

Iron & Steel

0.0
*

Media

0.4

Mining

0.0
*

Municipal Bonds

1.5

Office/Business Equipment

0.1

Oil & Gas

0.4

Pharmaceuticals

0.1

Pipelines

1.1

REIT

2.6

Real Estate

0.4

Residential Mortgage-Backed Securities — Agency

29.3

Residential Mortgage-Backed Securities — Non-Agency

10.2

Retail

0.0
*

Telecommunications

0.3

U.S. Government Agency Obligations

10.9

U.S. Government Obligations

11.0

Money Market Investments

1.9

Short-Term Investments

8.9

Total

110.9%

*
Value rounds to less than 0.1% of net assets.

See accompanying notes to financial statements.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)
April 30, 2012

Principal Amount

Fixed Income Securities

Value

Argentina (2.8% of Net Assets)

BRL
66,900,000

Arcos Dorados Holdings, Inc., (144A), 10.25%, due 07/13/16 (1)

$
36,325,315

$
39,760,000

Provincia de Cordoba, (144A), 12.375%, due 08/17/17 (1)

32,205,600

17,000,000

Republic of Argentina, 7%, due 10/03/15

15,295,750

19,000,000

WPE International Cooperatief UA, (144A), 10.375%, due 09/30/20 (1)

16,720,000

10,166,000

WPE International Cooperatief UA, (Reg. S), 10.375%, due 09/30/20 (2)

8,946,080

Total Argentina (Cost: $120,645,407)

109,492,745

Australia (Cost: $40,468,853) (0.9%)

41,700,000

Consolidated Minerals, Ltd., (144A), 8.875%, due 05/01/16 (1)

35,028,000

Belize (Cost: $12,891,496) (0.3%)

25,305,100

Government of Belize, (Reg. S), 8.5%, due 02/20/29(2) (3)

12,652,550

Brazil (15.2%)

43,000,000

Banco Bradesco S.A., (144A), 5.75%, due 03/01/22 (1)

43,709,500

37,000,000

Banco do Estado do Rio Grande do Sul, (144A), 7.375%, due 02/02/22 (1)

38,879,640

34,000,000

Banco Santander Brasil S.A., (144A), 4.625%, due 02/13/17 (1)

33,617,500

BRL
20,500,000

Barclays Bank PLC (Credit Linked Note to Republic of Brazil, 6%, due 08/15/18), (144A), 6%, due 04/12/13 (1)

25,504,897

$
27,800,000

Braskem America Finance Co., (Reg. S), 7.125%, due 07/22/41 (2)

28,078,000

27,750,000

Brazilian Government International Bond, 4.875%, due 01/22/21 (4)

31,857,000

45,220,000

Cia Energetica de Sao Paulo, (Reg. S), 9.75%, due 01/15/15 (2)

35,604,024

20,000,000

  General Shopping Finance, Ltd., (144A), 10%, due 12/31/49 (1)
(5)

19,800,000

52,700,000

Itau Unibanco Holding S.A., (144A), 5.65%, due 03/19/22 (1)

52,963,500

39,500,000

Minerva Luxembourg S.A., (144A), 12.25%, due 02/10/22 (1)

42,067,500

BRL
873,500

Nota do Tesouro Nacional, Series B, 6%, due 08/15/18

10,745,765

BRL
23,720,000

Nota do Tesouro Nacional, Series F, 10%, due 01/01/17

12,414,581

$
44,200,000

Odebrecht Finance, Ltd., (144A), 6%, due 04/05/23 (1)

47,017,750

33,200,000

Oi S.A., (144A), 5.75%, due 02/10/22 (1)

34,030,000

33,250,000

Petrobras International Finance Co., 3.5%, due 02/06/17

34,172,987

42,000,000

Schahin II Finance Co. SPV, Ltd., (144A), 5.875%, due 09/25/22 (1)

42,273,000

36,667,000

Virgolino de Oliveira Finance, Ltd., (144A), 10.5%, due 01/28/18 (1)

34,466,980

34,725,000

Virgolino de Oliveira Finance, Ltd., (144A), 11.75%, due 02/09/22 (1)

32,728,312

Total Brazil (Cost: $601,623,134)

599,930,936

Chile (1.8%)

44,000,000

Automotores Gildemeister S.A., (144A), 8.25%, due 05/24/21 (1)

46,640,000

26,000,000

Inversiones CMPC S.A., (144A), 4.5%, due 04/25/22 (1)

25,909,000

Total Chile (Cost: $70,403,696)

72,549,000

China (6.1%)

25,500,000

CNPC General Capital, Ltd., (144A), 3.95%, due 04/19/22 (1)

25,677,454

41,900,000

Country Garden Holdings Co., Ltd, (144A), 11.125%, due 02/23/18 (1)

42,109,500

40,923,000

Evergrande Real Estate Group, Ltd., (Reg. S), 13%, due 01/27/15 (2)

41,127,615

27,353,000

  Hidili Industry International Development, Ltd., (144A), 8.625%,
due 11/04/15 (1)

23,386,815

See accompanying notes to financial statements.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount

Fixed Income Securities

Value

China (Continued)

$
40,700,000

Lonking Holdings, Ltd., (144A), 8.5%, due 06/03/16 (1)

$
38,461,500

39,350,000

MIE Holdings Corp., (144A), 9.75%, due 05/12/16 (1)

39,546,750

32,678,000

Pacnet, Ltd., (144A), 9.25%, due 11/09/15 (1)

31,207,490

Total China (Cost: $244,955,660)

241,517,124

Colombia (2.0%)

35,300,000

BanColombia S.A., 5.95%, due 06/03/21 (4)

37,506,250

39,900,000

Transportadora de Gas Internacional S.A. ESP, (144A), 5.7%, due 03/20/22 (1)

41,097,000

Total Colombia (Cost: $75,927,952)

78,603,250

Croatia (1.6%)

39,500,000

Croatia Government International Bond, (144A), 6.25%, due 04/27/17 (1)

39,968,470

26,000,000

Croatia Government International Bond, (144A), 6.375%, due 03/24/21 (1)

25,545,000

Total Croatia (Cost: $65,288,989)

65,513,470

Czech Republic (1.2%)

24,300,000

CEZ A.S., (144A), 4.25%, due 04/03/22 (1)

24,191,136

24,300,000

CEZ A.S., (144A), 5.625%, due 04/03/42 (1)

24,579,450

Total Czech Republic (Cost: $48,350,601)

48,770,586

Dominican Republic (Cost: $37,596,031) (1.0%)

36,297,000

Dominican Republic International Bond, (144A), 7.5%, due 05/06/21 (1)

38,656,305

El Salvador (Cost: $43,109,691) (1.1%)

43,150,000

El Salvador Government International Bond, (Reg. S), 7.625%, due 02/01/41 (2)

44,120,875

Hungary (2.2%)

EUR
39,900,000

Hungarian Development Bank, 5.875%, due 05/31/16

47,534,079

$
41,500,000

Hungary Government International Bond, 7.625%, due 03/29/41

39,580,625

Total Hungary (Cost: $83,731,181)

87,114,704

India (2.9%)

15,054,000

ICICI Bank, Ltd., (Reg. S), 7.25%, due 08/29/49 (2)(3)

13,812,045

INR
490,000,000

Power Grid Corp. of India, Ltd., 8.84%, due 10/21/19

9,003,690

$
41,000,000

Reliance Holdings USA, Inc., (144A), 5.4%, due 02/14/22 (1)

41,104,509

3,000,000

Reliance Holdings USA, Inc., (Reg. S), 5.4%, due 02/14/22 (2)

3,007,647

52,200,000

Vedanta Resources PLC, (144A), 8.25%, due 06/07/21 (1)

49,590,000

Total India (Cost: $121,822,473)

116,517,891

Indonesia (6.5%)

41,500,000

Berau Coal Energy Tbk PT, (144A), 7.25%, due 03/13/17 (1)

41,396,250

33,837,000

Bumi Investment Pte, Ltd., (Reg. S), 10.75%, due 10/06/17 (2)

36,543,960

42,000,000

Pertamina Persero PT, (144A), 6%, due 05/03/42 (1)

41,265,000

31,000,000

Perusahaan Listrik Negara PT, (144A), 5.5%, due 11/22/21 (1)

32,007,500

See accompanying notes to financial statements.

TCW Emerging Markets Income Fund

April 30, 2012

Principal Amount

Fixed Income Securities

Value

Indonesia (Continued)

$
50,700,000

Republic of Indonesia, (144A), 3.75%, due 04/25/22 (1)

$
49,939,500

54,700,000

Republic of Indonesia, (144A), 5.25%, due 01/17/42 (1)

55,999,125

Total Indonesia (Cost: $256,712,399)

257,151,335

Ireland (Cost: $40,125,604) (1.0%)

EUR
34,450,000

Allied Irish Banks PLC, 5.625%, due 11/12/14

38,761,255

Kazakhstan (0.9%)

$
29,241,000

Kazkommerts Finance B.V., 8.5%, due 06/13/17 (3)

21,930,750

16,500,000

Kazkommertsbank JSC, (144A), 8.5%, due 05/11/18 (1)

15,015,000

Total Kazakhstan (Cost: $41,140,544)

36,945,750

Mexico (11.2%)

MXN
75,900,000

America Movil S.A.B. de C.V., 8.46%, due 12/18/36

5,713,766

$
24,718,750

  Bank of New York Mellon S.A. Institucion de Banca Multiple, (144A), 9.625%, due 05/02/21
(1)

23,235,625

EUR
23,917,000

BBVA Bancomer S.A., (Reg. S), 4.799%, due 05/17/17 (2)(3)(4)

31,658,941

$
53,871,000

Cemex Espana Luxembourg, (144A), 9.875%, due 04/30/19 (1)

50,908,095

EUR
9,095,000

Cemex Finance LLC, (Reg. S), 9.625%, due 12/14/17 (2)

11,497,297

$
36,000,000

Comision Federal de Electricidad, (144A), 5.75%, due 02/14/42 (1)

37,080,000

38,500,000

Corporacion GEO S.A. de C.V., (144A), 8.875%, due 03/27/22 (1)

39,270,000

37,000,000

Empresas ICA S.A.B. de C.V., (144A), 8.9%, due 02/04/21 (1)

36,815,000

1,986,277

Hipotecaria Su Casita S.A. de C.V., (144A), 7.5%, due 06/29/18 (1)

198,628

MXN
282,420,500

Mexican Bonos de Desarrollo, 7.75%, due 12/14/17

24,127,879

MXN
349,498,854

Mexican Udibonos, 3.5%, due 12/14/17 (4)

29,255,763

$
46,000,000

Mexico Government International Bond, 3.625%, due 03/15/22 (3)

48,024,000

53,600,000

Mexico Government International Bond, 4.75%, due 03/08/44

55,100,800

30,000,000

Petroleos Mexicanos, (144A), 4.875%, due 01/24/22 (1)

31,983,870

MXN
216,000,000

Petroleos Mexicanos, (144A), 7.65%, due 11/24/21 (1)

16,908,955

Total Mexico (Cost: $434,827,611)

441,778,619

Oman (Cost: $19,577,639) (0.4%)

$
19,724,000

MBPS Finance Co., (144A), 11.25%, due 11/15/15 (1)

15,581,960

Peru (5.1%)

29,500,000

Banco Continental S.A. via Continental Senior Trustees II Cayman, Ltd., (144A), 5.75%, due 01/18/17 (1)

31,196,250

29,000,000

Banco de Credito del Peru, (144A), 6.875%, due 09/16/26 (1)(3)

31,030,000

29,765,000

Inkia Energy, Ltd., (Reg. S), 8.375%, due 04/04/21 (2)

31,431,840

30,800,000

Republic of Peru, 5.625%, due 11/18/50

35,789,600

24,000,000

Southern Copper Corp., 6.75%, due 04/16/40

26,572,800

43,700,000

Volcan Cia Minera S.A.A., (144A), 5.375%, due 02/02/22 (1)

45,382,450

Total Peru (Cost: $191,031,402)

201,402,940

See
accompanying notes to financial statements.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount

Fixed Income Securities

Value

Qatar (Cost: $35,497,433) (0.9%)

$
35,700,000

Qatar Government International Bond, (144A), 4.5%, due 01/20/22 (1)

$
37,663,500

Romania (Cost: $50,665,897) (1.3%)

50,450,000

Romania Government International Bond, (144A), 6.75%, due 02/07/22 (1)

52,972,500

Russia (12.2%)

29,000,000

Alfa Bank OJSC via Alfa Bond Issuance PLC, (144A), 7.75%, due 04/28/21 (1)

28,456,250

35,500,000

ALROSA Finance S.A., (Reg. S), 7.75%, due 11/03/20 (2)

37,763,125

38,500,000

Gazprom OAO via Gaz Capital S.A., (Reg. S), 5.999%, due 01/23/21 (2)

41,148,800

40,000,000

Metalloinvest Finance, Ltd., (144A), 6.5%, due 07/21/16 (1)

39,800,000

41,000,000

Nomos Bank Via Nomos Capital PLC, (144A), 10%, due 04/26/19 (1)

40,904,869

27,374,000

Novatek Finance, Ltd., (144A), 6.604%, due 02/03/21 (1)

29,947,704

41,000,000

Russian Federation, (144A), 4.5%, due 04/04/22 (1)

42,496,500

41,000,000

Russian Federation, (144A), 5.625%, due 04/04/42 (1)

43,406,700

31,000,000

Sberbank of Russia via SB Capital S.A., 5.717%, due 06/16/21 (4)

31,387,500

32,000,000

Sberbank of Russia via SB Capital S.A., (144A), 6.125%, due 02/07/22 (1)

33,008,000

44,500,000

VimpelCom Holdings BV, (Reg. S), 7.504%, due 03/01/22 (2)

43,165,000

31,800,000

VTB Bank OJSC Via VTB Capital S.A., (144A), 6%, due 04/12/17 (1)

32,372,400

37,000,000

VTB Capital S.A., (144A), 6.551%, due 10/13/20 (1)

37,695,600

Total Russia (Cost: $467,976,841)

481,552,448

Serbia (Cost: $41,739,181) (0.9%)

RSD
3,137,161,765

Serbia Treasury Bond, 10%, due 04/01/14

34,925,831

South Africa (Cost: $15,291,590) (0.4%)

$
15,000,000

South Africa Government International Bond, 4.665%, due 01/17/24

15,768,750

Thailand (Cost: $39,626,430) (1.0%)

39,700,000

Siam Commercial Bank, Ltd., (144A), 3.375%, due 09/19/17 (1)

39,885,687

Turkey (1.4%)

19,000,000

Export Credit Bank of Turkey, (144A), 5.875%, due 04/24/19 (1)

19,139,925

36,000,000

Turkey Government International Bond, 5.125%, due 03/25/22

36,810,000

Total Turkey (Cost: $54,411,257)

55,949,925

Ukraine (0.9%)

15,000,000

Metinvest B.V., (144A), 8.75%, due 02/14/18 (1)

13,875,000

24,859,000

Privatbank CJSC via UK SPV Credit Finance PLC, 9.375%, due 09/23/15

22,497,395

Total Ukraine (Cost: $39,595,694)

36,372,395

United Arab Emirates (5.6%)

35,300,000

Abu Dhabi National Energy Co., (144A), 5.875%, due 12/13/21 (1)

38,212,250

39,000,000

DP World, Ltd., (Reg. S), 6.85%, due 07/02/37 (2)(4)

37,537,500

32,000,000

Dubai Electricity & Water Authority, (Reg. S), 7.375%, due 10/21/20 (2)

34,432,000

37,288,000

Dubai Government International Bond, 7.75%, due 10/05/20

41,576,120

See accompanying notes to financial statements.

TCW Emerging Markets Income Fund

April 30, 2012

Principal Amount

Fixed Income Securities

Value

United Arab Emirates (Continued)

$
34,000,000

IPIC GMTN, Ltd., (144A), 5.5%, due 03/01/22 (1)

$
35,530,000

31,000,000

IPIC GMTN, Ltd., (144A), 6.875%, due 11/01/41 (1)

33,092,500

Total United Arab Emirates (Cost: $207,411,088)

220,380,370

Venezuela (5.7%)

76,751,000

Petroleos de Venezuela S.A., (Reg. S), 4.9%, due 10/28/14 (2)

70,419,042

128,250,000

Petroleos de Venezuela S.A., (Reg. S), 8.5%, due 11/02/17 (2)

115,745,625

10,000,000

Petroleos de Venezuela S.A., (Reg. S), 12.75%, due 02/17/22 (2)

10,250,000

20,000,000

Republic of Venezuela, 9.25%, due 09/15/27

17,700,000

10,000,000

Republic of Venezuela, (Reg. S), 12.75%, due 08/23/22 (2)

10,775,000

Total Venezuela (Cost: $191,985,085)

224,889,667

Total Fixed Income Securities (Cost: $3,694,430,859) (94.5%)

3,742,450,368

Number of Shares

Equity Securities

Mexico (0.0%)

240,079

Hipotecaria Su Casita S.A. de C.V., SOFOM E.N.R.

—

Total Equity Securities (Cost: $0) (0%)

—

Contracts

Purchased Options

Put Options (0.0%)

5,000

iShares IBOXX, Put, Expires 05/19/12, Strike Price $89

150,000

4,383

Kospi 200 Index, Put, Expires 06/14/12, Strike Price KRW245

535,853

730

S&P 500 Index, Put, Expires 06/16/12, Strikes Price $1,250

357,700

Total Purchased Options (Cost: $2,688,604)

1,043,553

Principal Amount

Short-Term Investments

Foreign Government Bonds

Nigeria (1.0%)

NGN
3,259,405,000

Nigeria Treasury Bill, 0%, due 10/04/12

19,507,337

NGN
1,735,156,000

Nigeria Treasury Bill, 0%, due 02/07/13

9,798,145

NGN
1,650,000,000

Nigeria Treasury Bill, 0%, due 03/07/13

9,277,541

Total Foreign Government Bonds (Cost: $37,667,793)

38,583,023

See
accompanying notes to financial statements.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount

Short-Term Investments

Value

Repurchase Agreement (Cost: $115,226,820) (2.9%)

$
115,226,820

  State Street Bank & Trust Company, 0.01%, due 05/01/12, (collateralized by $92,455,000, U.S. Treasury Bond, 4.375%, due 11/15/39,
valued at $117,533,419) (Total Amount to be Received Upon Repurchase $115,226,852)

$
115,226,820

Total Short Term Investments (Cost: $152,894,613) (3.9%)

153,809,843

Total Investments (Cost: $3,850,014,076) (98.4%)

3,897,303,764

Excess of Other Assets over Liabilities (1.6%)

63,148,642

Total Net Assets (100.0%)

$
3,960,452,406

Notes to the Schedule of Investments:

BRL -
Brazilian Real.

EUR -
Euro Currency.

INR -
Indian Rupee.

KRW -
South Korean Won.

MXN -
Mexican Peso.

NGN -
Nigeria Naira.

RSD -
Serbian Dinar.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2012, the value of these securities amounted to $2,318,680,466 or 58.6% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.

(2)

Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions. At
April 30, 2012, the value of these securities amounted to $700,582,872 or 17.7% of net assets.

(3)

Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2012.

(4)

All or a portion of this security is segregated to forward commitments.

(5)

Perpetual Maturity.

See accompanying notes to financial statements.

TCW Emerging Markets Income Fund

April 30, 2012

Forward Currency Contracts

Counterparty

Contracts to Deliver

Units of Currency

Settlement Date

In Exchange for U.S. Dollars

Contracts at Value

Unrealized Depreciation

  SELLS
(1)

Bank of America Securities

Euro

7,605,777

08/16/12

$
10,000,000

$
10,075,029

$
(75,029
)

J.P. Morgan Securities Inc.

Euro

106,500,000

10/26/12

140,761,050

141,186,654

(425,604
)

Bank of America Securities

New Turkish Lira

64,417,500

08/15/12

35,000,000

35,857,888

(857,888
)

$
185,761,050

$
187,119,571

$
(1,358,521
)

(1)
Fund sells foreign currency, buys U.S. dollar.

Credit Defaulted Swaps — Buy Protection

Notional Amount (1)

Implied Credit Spread (2)

Expiration Date

Counterparty

Fixed Deal Pay Rate

Reference Entity

Unrealized (Depreciation)

  Premium
Paid

Value (3)

$30,000,000

1.49
%

03/20/17

Bank of America

1.0
%

Kingdom of Saudi Arabia

$
(454,836
)

$
677,832

$
222,996

$25,000,000

1.53
%

03/20/17

Bank of America

1.0
%

State of Qatar

(396,062
)

610,355

214,293

$25,000,000

1.49
%

03/20/17

Bank of America

1.0
%

State of Qatar

(350,567
)

564,859

214,292

$50,000,000

6.31
%

06/20/17

Bank of America

1.0
%

CDX.NA.HY.18

(997,629
)

2,687,499

1,689,870

$50,000,000

6.21
%

06/20/17

Bank of America

1.0
%

CDX.NA.HY.18

(810,130
)

2,500,000

1,689,870

$50,000,000

6.38
%

06/20/17

Bank of America

1.0
%

CDX.NA.HY.18

(1,122,630
)

2,812,500

1,689,870

$20,000,000

1.34
%

03/20/17

J.P. Morgan Chase Bank

1.0
%

Kingdom of Saudi Arabia

(266,658
)

415,322

148,664

$30,000,000

1.34
%

03/20/17

J.P. Morgan Chase Bank

1.0
%

Abu Dhabi Government

(410,598
)

622,983

212,385

$20,000,000

1.34
%

03/20/17

J.P. Morgan Chase Bank

1.0
%

Abu Dhabi Government

(273,306
)

414,896

141,590

$
(5,082,416)

$
11,306,246

$
6,223,830

(1)

The maximum potential amount the Fund could be required to make as seller of credit protection or receive as buyer of protection if a credit event occurred as defined under the terms of that particular swap agreement.

(2)

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The values of credit default swap agreements serve as an indicator of the current status of the payments/performance risk and represent the likelihood of an expected liability
(or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreements.

See accompanying notes to financial statements.

TCW Emerging Markets Income Fund

Investments by Industry (Unaudited)

Industry

Percentage of Net Assets

Agriculture

1.7
%

Auto Manufacturers

1.2

Banks

17.1

Building Materials

2.6

Chemicals

0.7

Coal

2.6

Commercial Services

0.9

Diversified Financial Services

2.7

Electric

5.9

Energy-Alternate Sources

0.8

Engineering & Construction

2.1

Food

1.1

Foreign Government Bonds

24.5

Forest Products & Paper

0.6

Internet

0.8

Investment Companies

1.7

Iron & Steel

0.3

Machinery-Construction & Mining

1.0

Metal Fabricate & Hardware

0.7

Mining

5.0

Oil & Gas

12.6

Oil & Gas Services

0.4

Pipelines

1.0

Real Estate

2.6

Regional (State & Province)

0.8

Retail

0.9

Telecommunications

2.2

Purchased Options

0.0
*

Short-Term Investments

3.9

Total

98.4
%

*
Value rounds to less than 0.1% of net assets.

See accompanying notes to financial statements.

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited)
April 30, 2012

Principal Amount

Fixed Income Securities

Value

Argentina (Cost: $1,469,227) (0.8%)

BRL
2,700,000

Arcos Dorados Holdings, Inc., (144A), 10.25%, due 07/13/16 (1)

$
1,466,044

Brazil (6.7%)

BRL
3,124,000

Barclays Bank PLC (Credit Linked Note to Republic of Brazil, 6%, due 08/15/18), (144A), 6%, due 04/12/13 (1)

3,886,698

$
10,930,000

Cia Energetica de Sao Paulo, (Reg. S), 9.75%, due 01/15/15 (2)

8,605,748

Total Brazil (Cost: $13,537,545)

12,492,446

Chile (Cost: $1,962,838) (1.1%)

CLP
975,000,000

Chile Government International Bond, 5.5%, due 08/05/20

2,090,894

China (Cost: $9,952,401) (4.8%)

CNY
67,480,000

Evergrande Real Estate Group, Ltd., (Reg. S), 9.25%, due 01/19/16 (2)

9,089,728

Colombia (Cost: $8,702,043) (4.8%)

COP
14,742,000,000

Empresas Publicas de Medellin E.S.P., (144A), 8.375%, due 02/01/21 (1)

8,982,149

Hungary (4.2%)

EUR
5,000,000

Hungarian Development Bank, 5.875%, due 05/31/16

5,956,651

$
2,000,000

Hungary Government International Bond, 7.625%, due 03/29/41

1,907,500

Total Hungary (Cost: $7,464,802) (4.2%)

7,864,151

India (3.6%)

INR
50,000,000

Power Grid Corp. of India, Ltd., 9.64%, due 05/31/17

961,947

INR
125,000,000

Power Grid Corp. of India, Ltd., 9.64%, due 05/31/18

2,409,468

INR
175,000,000

Power Grid Corp. of India, Ltd., 9.64%, due 05/31/19

3,353,389

Total India (Cost: $7,750,985)

6,724,804

Malaysia (8.8%)

MYR
20,435,000

Malaysia Government Bond, 4.012%, due 09/15/17 (3)

6,965,364

MYR
27,455,000

Malaysia Government Bond, 4.16%, due 07/15/21 (3)

9,513,285

Total Malaysia (Cost: $16,022,668)

16,478,649

Mexico (9.1%)

MXN
75,022,200

Mexican Bonos de Desarrollo, 7.75%, due 12/14/17

6,409,332

MXN
101,852,815

Mexican Udibonos, 3.5%, due 12/14/17 (3)

8,525,870

MXN
28,000,000

Petroleos Mexicanos, (144A), 7.65%, due 11/24/21 (1)

2,191,901

Total Mexico (Cost: $16,985,101)

17,127,103

Peru (4.8%)

PEN
10,700,000

Peruvian Government International Bond, (Reg. S), 6.9%, due 08/12/37 (2)

4,523,136

PEN
10,383,000

Peruvian Government International Bond, (144A), 6.95%, due 08/12/31 (1)

4,397,783

Total Peru (Cost: $8,257,349) (4.8%)

8,920,919

Philippines (Cost: $6,964,440) (3.8%)

PHP
282,550,000

Philippine Government Bond, 5.75%, due 01/31/18

7,043,405

Poland (Cost: $18,682,066) (9.9%)

PLN
57,432,000

Poland Government Bond, 5.75%, due 10/25/21 (3)

18,661,348

See
accompanying notes to financial statements.

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount

Fixed Income Securities

Value

Russia (8.9%)

RUB
45,000,000

VTB Bank OJSC, 7.4%, due 10/17/13 (4)

$
1,519,207

RUB
458,450,000

Vnesheconombank, 7.9%, due 03/18/21 (4)

15,246,177

Total Russia (Cost: $16,249,719)

16,765,384

Serbia (Cost: $1,630,968) (0.7%)

RSD
124,338,235

Serbia Treasury Bond, 10%, due 04/01/14

1,384,250

South Africa (8.5%)

ZAR
47,300,000

Eskom Holdings SOC, Ltd., 9.25%, due 04/20/18

6,445,952

ZAR
61,210,000

South Africa Government Bond, 10.5%, due 12/21/26 (3)

9,409,836

Total South Africa (Cost: $16,341,572)

15,855,788

Turkey (Cost: $9,091,767) (5.0%)

TRY
16,937,917

Turkey Government Bond, 3%, due 02/23/22

9,306,813

Uruguay (Cost: $8,149,163) (4.5%)

UYU
148,415,531

Uruguay Government International Bond, 4.375%, due 12/15/28

8,494,027

Venezuela (Cost: $3,000,000) (1.6%)

$
3,000,000

Petroleos de Venezuela S.A., (Reg. S), 12.75%, due 02/17/22(2)

3,075,000

Total Fixed Income Securities (Cost: $172,214,654) (91.6%)

171,822,902

Short-Term Investments

Foreign Government Bonds (Cost: $2,339,229)

Nigeria (1.3%)

NGN
420,925,000

Nigeria Treasury Bill, 0%, due 03/07/13

2,366,757

Repurchase Agreement (Cost: $3,957,482) (2.1%)

$
3,957,482

  State Street Bank & Trust Company, 0.01%, due 05/01/12 (collateralized by $3,565,000 U.S. Treasury Bond, 3.125%-3.750%, due from
08/15/41-11/15/41, valued at $4,041,519) (Total Amount to be Received Upon Repurchase $3,957,484)

3,957,482

Total Short-Term Investments (Cost: $6,296,711) (3.4%)

6,324,239

Total Investments (Cost: $178,511,365) (95.0%)

178,147,141

Excess of Other Assets over Liabilities (5.0%)

9,455,562

Total Net Assets (100.0%)

$
187,602,703

See accompanying notes to financial statements.

TCW Emerging Markets Local Currency Income Fund

April 30, 2012

Notes to the Schedule of Investments:

BRL -	Brazilian Real.
CLP -	Chilean Peso.
CNY -	Chinese Yuan.
COP -	Colombian Peso.
EUR -	Euro Currency.
INR -	Indian Rupee.
MXN -	Mexican Peso.
MYR -	Malaysian Ringgit.
NGN -	Nigeria Naira.
PEN -	Peruvian Nouveau Sol.
PHP -	Philippines Peso.
PLN -	Polish Zloty.
RSD -	Serbian Dinar.
RUB -	Russian Ruble.
TRY -	New Turkish Lira.
UYU -	Uruguayan Peso.
ZAR -	South African Rand.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2012, the value of these securities amounted to $20,924,575 or 11.2% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.
(2)	Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions. At April 30, 2012, the value of these securities amounted to $25,502,909 or 13.6% of net assets.
(3)	All or a portion of this security is segregated to cover when issued, delayed-delivery or forward commitments.
(4)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2012.

Forward Currency Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Depreciation
SELLS (1)
Bank of America Securities	Euro	22,742,594	08/16/12	$30,000,000	$30,126,086	$(126,086)
Bank of America Securities	New Turkish Lira	27,607,500	08/15/12	15,000,000	15,367,666	(367,666)

				$45,000,000	$45,493,752	$(493,752)

(1)	Fund sells foreign currency, buys U.S. dollar.

See accompanying notes to financial statements.

TCW Emerging Markets Local Currency Income Fund

Investments by Industry (Unaudited)

Industry	Percentage of Net Assets
Banks	2.9%
Electric	13.0
Foreign Government Bonds	67.3
Oil & Gas	2.8
Real Estate	4.8
Retail	0.8
Short-Term Investments	3.4

Total	95.0%

See accompanying notes to financial statements.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited)	April 30, 2012

Principal Amount	Fixed Income Securities	Value

	Commercial Mortgage-Backed Securities — Non-Agency (3.6% of Net Assets)
$1,866	Banc of America Commercial Mortgage, Inc. (02-2-A3), 5.118%, due 07/11/43	$1,866
40,000	Banc of America Merrill Lynch Commercial Mortgage, Inc. (03-2-A4), 5.061%, due 03/11/41 (1)	41,548
6,897	Bear Stearns Commercial Mortgage Securities (03-T12-A3), 4.24%, due 08/13/39	6,923
46,195	GE Capital Commercial Mortgage Corp. (03-C1-A4), 4.819%, due 01/10/38	47,086
1,694	Morgan Stanley Dean Witter Capital I (01-TOP3-A4), 6.39%, due 07/15/33	1,693
18,406	Wachovia Bank Commercial Mortgage Trust (03-C3-A2), 4.867%, due 02/15/35	18,752
19,629	Wachovia Bank Commercial Mortgage Trust (03-C6-A4), 5.125%, due 08/15/35 (1)	20,198

	Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $140,063)	138,066

	Residential Mortgage-Backed Securities — Agency (10.4%)
22,460	Federal Home Loan Mortgage Corp. (2543-YF), 0.64%, due 03/15/32 (1)(2)	22,461
33,960	Federal Home Loan Mortgage Corp. (2395-FT), 0.69%, due 12/15/31 (1)	34,058
49,544	Federal Home Loan Mortgage Corp. Strip (242-F29), 0.49%, due 11/15/36 (1)	49,382
50,194	Federal National Mortgage Association (05-W3-2AF), 0.458%, due 03/25/45 (1)	49,881
37,900	Federal National Mortgage Association (07-36-F), 0.468%, due 04/25/37 (1)	37,584
24,630	Federal National Mortgage Association (04-W2-1A3F), 0.588%, due 02/25/44 (1)	24,467
6,007	Federal National Mortgage Association (02-87-FB), 0.748%, due 10/25/31 (PAC) (1)	6,012
35,694	Federal National Mortgage Association (01-70-OF), 1.188%, due 10/25/31 (1)	36,168
16,514	Federal National Mortgage Association (93-247-FM), 2.406%, due 12/25/23 (1)	17,093
49,698	Federal National Mortgage Association (10-87-GA), 4%, due 02/25/24	51,638
70,632	Federal National Mortgage Association (03-30-HP), 4.25%, due 07/25/17	71,466

	Total Residential Mortgage-Backed Securities — Agency (Cost: $393,581)	400,210

	Residential Mortgage-Backed Securities — Non-Agency (25.2%)
10,742	Accredited Mortgage Loan Trust (05-4-A2C), 0.448%, due 12/25/35 (1)	10,605
17,102	Banc of America Funding Corp. (06-G-2A3), 0.409%, due 07/20/36 (1)	16,248
16,628	Bear Stearns Alt-A Trust (04-13-A1), 0.978%, due 11/25/34 (1)	15,701
17,002	Bear Stearns Asset-Backed Securities Trust (05-SD1-1A3), 0.638%, due 08/25/43 (1)	16,180
41,015	Bombardier Capital Mortgage Securitization Corp. (01-A-A), 6.805%, due 12/15/30	42,631
56,358	Centex Home Equity (05-A-AF5), 5.28%, due 01/25/35 (1)	54,701
40,633	Conseco Financial Corp. (97-7-A9), 7.37%, due 07/15/29	44,888
61,074	Credit-Based Asset Servicing and Securitization LLC (05-CB4-AF3), 5.334%, due 08/25/35 (1)	60,421
19,331	First Franklin Mortgage Loan Asset-Backed Certificates (04-FF5-A3C), 1.238%, due 08/25/34 (1)	18,720
22,712	Homestar Mortgage Acceptance Corp. (04-5-A1), 0.688%, due 10/25/34 (1)	21,492
50,265	Household Home Equity Loan Trust (05-2-M1), 0.699%, due 01/20/35 (1)	45,824
28,998	HSBC Home Equity Loan Trust (07-2-A2F), 5.69%, due 07/20/36 (1)	28,833
34,522	HSBC Home Equity Loan Trust (07-2-A2V), 0.399%, due 07/20/36 (1)	34,363
93,434	JP Morgan Mortgage Trust (05-A6-7A1), 2.73%, due 08/25/35 (1)	72,722
32,237	Lehman XS Trust (05-6-1A3), 0.498%, due 11/25/35 (1)	31,544
71,684	MASTR Seasoned Securitization Trust (04-1-4A1), 2.698%, due 10/25/32 (1)	64,057
60,571	MASTR Seasoned Securitization Trust (05-1-4A1), 2.506%, due 10/25/32 (1)	59,503
44,157	Mid-State Trust (04-1-M1), 6.497%, due 08/15/37	44,281

See accompanying notes to financial statements.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value

	Residential Mortgage-Backed Securities — Non-Agency (Continued)
$24,247	Morgan Stanley Mortgage Loan Trust (04-6AR-1A), 0.688%, due 07/25/34 (1)	$21,777
53,295	NCUA Guaranteed Notes (11-R6-1A), 0.621%, due 05/07/20 (1)(2)	53,339
44,071	Origen Manufactured Housing (05-A-M1), 5.46%, due 06/15/36 (1)	45,100
16,062	RAAC Series (06-SP2-A2), 0.408%, due 02/25/36 (1)	15,790
68,208	Residential Asset Mortgage Products, Inc. (04-SL3-A2), 6.5%, due 12/25/31	68,176
17,994	Residential Asset Mortgage Products, Inc. (05-RS5-AI3), 0.578%, due 05/25/35 (1)	17,645
16,731	Residential Asset Mortgage Products, Inc. (05-RS8-A2), 0.528%, due 10/25/33 (1)	16,458
49,268	Wells Fargo Mortgage Backed Securities Trust (03-17-2A10), 5.5%, due 01/25/34	51,615

	Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $938,533)	972,614

	Corporate Bonds (39.4%)
	Airlines (5.0%)
98,511	Continental Airlines, Inc. Pass-Through Certificates (00-1-A1), 8.048%, due 05/01/22 (EETC)	109,840
88,485	JetBlue Airways Corp. Pass-Through Certificates (04-2-G1), 0.877%, due 02/15/18 (EETC) (1)	80,963

	Total Airlines (Cost: $186,154)	190,803

	Banks (16.1%)
75,000	Abbey National Treasury Services PLC (United Kingdom), 2.045%, due 04/25/14 (1)	71,885
35,000	Bank of America Corp., 5.625%, due 10/14/16	37,383
80,000	Bank of America N.A., 0.753%, due 06/15/16 (1)	70,949
7,000	Citigroup, Inc., 1.04%, due 08/25/36 (1)	4,766
75,000	Citigroup, Inc., 2.202%, due 05/15/18 (1)	71,294
70,000	City National Corp., 5.125%, due 02/15/13	71,871
75,000	Goldman Sachs Group, Inc. (The), 1.527%, due 02/07/14 (1)	73,470
75,000	JPMorgan Chase Bank N.A., 0.803%, due 06/13/16 (1)	69,779
50,000	Lloyds TSB Bank PLC (United Kingdom), 2.815%, due 01/24/14 (1)	49,626
100,000	National Australia Bank, Ltd. (Australia), 1.189%, due 04/11/14 (1)	99,459

	Total Banks (Cost: $636,034)	620,482

	Diversified Financial Services (4.2%)
70,000	American Express Credit Corp., 7.3%, due 08/20/13	75,588
60,000	General Electric Capital Corp., 0.91%, due 05/05/26 (1)	48,517
35,000	Macquarie Group, Ltd., (144A), 7.3%, due 08/01/14 (3)	37,366

	Total Diversified Financial Services (Cost: $156,105)	161,471

	Gas (Cost: $40,815) (1.1%)
40,000	Sabine Pass LNG LP, 7.25%, due 11/30/13	41,900

	Insurance (3.6%)
70,000	Farmers Insurance Exchange Note, (144A), 6%, due 08/01/14 (3)	75,416
70,000	Nationwide Mutual Insurance Co., (144A), 5.81%, due 12/15/24 (1)(3)	63,875

	Total Insurance (Cost: $140,571)	139,291

See accompanying notes to financial statements.

TCW Enhanced Commodity Strategy Fund

April 30, 2012

Principal Amount	Fixed Income Securities	Value

	Media (Cost: $21,666) (0.6%)
$20,000	CSC Holdings LLC, 8.5%, due 04/15/14	$22,050

	Real Estate (Cost: $46,637) (1.2%)
45,000	Post Apartment Homes LP, 6.3%, due 06/01/13	46,582

	REIT (6.6%)
70,000	HCP, Inc., 6%, due 01/30/17	78,454
70,000	Health Care REIT, Inc., 6.2%, due 06/01/16	78,240
50,000	Healthcare Realty Trust, Inc., 5.125%, due 04/01/14	52,015
20,000	Kimco Realty Corp., 4.82%, due 06/01/14	21,015
26,000	Liberty Property LP, 6.375%, due 08/15/12	26,338

	Total REIT (Cost: $249,087)	256,062

	Telecommunications (Cost: $39,579) (1.0%)
40,000	iPCS, Inc., 2.671%, due 05/01/13 (1)	38,800

	Total Corporate Bonds (Cost: $1,516,648)	1,517,441

	Municipal Bonds (Cost: $75,356) (2.1%)
75,000	State of Illinois, General Obligation, 4.511%, due 03/01/15	79,217

	Total Fixed Income Securities (Cost: $3,064,181) (80.7%)	3,107,548

	Short-Term Investments
	Repurchase Agreement (Cost: $15,145) (0.4%)
15,145	State Street Bank & Trust Company, 0.01%, due 05/01/12, (collateralized by $15,000 U.S. Treasury Note, 3.75%, due 8/15/41, valued at $17,075) (Total Amount to be Received Upon Repurchase $15,145)	15,145

	Time Deposit (Cost: $23,577) (0.6%)
23,577	State Street Euro Dollar Time Deposit, Inc., 0.01%, due 05/01/12 (2)	23,577

	U.S. Treasury Security (Cost: $174,992) (4.5%)
175,000	U.S. Treasury Bill, 0.073%, due 05/24/12 (4)	174,992

	Total Short Term Investments (Cost: $213,714) (5.5%)	213,714

	Total Investments (Cost: $3,277,895) (86.2%)	3,321,262
	Excess of Other Assets over Liabilities (13.8%)	531,494

	Net Assets (100.0%)	$3,852,756

See accompanying notes to financial statements.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited) (Continued)

Notes to the Schedule of Investments:

EETC -	Enhanced Equipment Trust Certificate.
PAC -	Planned Amortization Class.
REIT -	Real Estate Investment Trust.
(1)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2012.
(2)	All or a portion of this security is owned by TCW Cayman Enhanced Commodity Fund, Ltd.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2012, the value of these securities amounted to $176,657 or 4.6% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.
(4)	Rate shown represents yield-to-maturity.

Total Return Swaps (1)
Notional Amount	Expiration Date	Counterparty	Payment Made by Fund	Payment Received by Fund	Unrealized Appreciation (Depreciation)	Premium Paid	Value
$2,217,946	05/22/12	Citigroup Global Markets	3-Month U.S. Treasury Bills	DJUBS Commodity Total Return Index	$48,412	$—	$48,412
420,000	05/22/12	Credit Suisse First Boston Corp.	DJUBS Commodity Total Return Index	3-Month U.S. Treasury Bills	(1,842)	—	(1,842)
1,961,458	05/22/12	Credit Suisse First Boston Corp.	3-Month U.S. Treasury Bills	DJUBS Commodity Total Return Index	42,659	—	42,659

					$89,229	$—	$89,229

(1)	All or a portion of this security is owned by TCW Cayman Enhanced Commodity Fund, Ltd.

See accompanying notes to financial statements.

TCW Enhanced Commodity Strategy Fund

Investments by Industry (Unaudited)	April 30, 2012

Industry	Percentage of Net Assets
Airlines	5.0%
Banks	16.1
Commercial Mortgage-Backed Securities — Non-Agency	3.6
Diversified Financial Services	4.2
Gas	1.1
Insurance	3.6
Media	0.6
Municipal Bonds	2.1
REIT	6.6
Real Estate	1.2
Residential Mortgage-Backed Securities — Agency	10.4
Residential Mortgage-Backed Securities — Non-Agency	25.2
Telecommunications	1.0
Short-Term Investments	5.5

Total	86.2%

See accompanying notes to financial statements.

TCW Global Bond Fund

Schedule of Investments (Unaudited)

Principal Amount	Fixed Income Securities	Value

	Corporate Bonds (26.2%)

	Agriculture (0.9% of Net Assets)
$200,000	Virgolino de Oliveira Finance, Ltd. (Brazil), (144A), 10.5%, due 01/28/18 (1)	$188,000

	Airlines (0.9%)
95,306	Delta Air Lines, Inc. Pass-Through Certificates (02-1G1), 6.718%, due 07/02/24 (EETC)	100,786
95,000	JetBlue Airways Corp. Pass-Through Certificate (04-1-G2), 0.893%, due 09/15/15 (2) (EETC)	90,374

	Total Airlines	191,160

	Auto Manufacturers (0.6%)
125,000	Automotores Gildemeister S.A. (Chile), (144A), 8.25%, due 05/24/21 (1)	132,500

	Banks (8.9%)
100,000	Abbey National Treasury Services PLC (United Kingdom), (144A), 3.875%, due 11/10/14 (1)	99,694
200,000	Alfa Bank OJSC via Alfa Bond Issuance PLC (Russia), (144A), 7.75%, due 04/28/21 (1)	196,250
105,000	Allied Irish Banks PLC (Ireland), 4%, due 03/19/15	121,851
200,000	Banco do Brasil S.A. (Brazil), (144A), 5.875%, due 01/26/22 (1)	208,000
250,000	Bank of America N.A., 6.1%, due 06/15/17	267,015
300,000	Chase Capital VI, 1.171%, due 08/01/28 (2)	231,201
200,000	Citigroup, Inc., 2.202%, due 05/15/18 (2)(3)	190,117
250,000	Export-Import Bank of Korea (South Korea), 4.375%, due 09/15/21	256,775
110,000	Goldman Sachs Group, Inc. (The), 5.75%, due 01/24/22	114,857
125,000	Lloyds TSB Bank PLC (United Kingdom), 6.375%, due 01/21/21	135,098
100,000	Rabobank Nederland Utrecht (Netherlands), 3.375%, due 01/19/17	102,679

	Total Banks	1,923,537

	Coal (0.4%)
100,000	Arch Coal, Inc., (144A), 7%, due 06/15/19 (1)	89,500

	Diversified Financial Services (2.0%)
200,000	General Electric Capital Corp., 0.91%, due 05/05/26 (2)	161,725
200,000	Metalloinvest Finance, Ltd. (Russia), (144A), 6.5%, due 07/21/16 (1)	199,000
65,000	ZFS Finance USA Trust II, (144A), 6.45%, due 12/15/65 (1)(2)	64,350

	Total Diversified Financial Services	425,075

	Electric (2.3%)
250,000	Abu Dhabi National Energy Co. (United Arab Emirates), (144A), 5.875%, due 12/13/21 (1)	270,625
300,000	Cia Energetica de Sao Paulo (Brazil), (Reg. S), 9.75%, due 01/15/15 (4)	236,205

	Total Electric	506,830

	Energy-Alternate Sources (1.0%)
200,000	Inkia Energy, Ltd. (Peru), (Reg. S), 8.375%, due 04/04/21 (3)(4)	211,200

	Gas (0.7%)
150,000	Sabine Pass LNG LP, 7.25%, due 11/30/13	157,125

See accompanying notes to financial statements.

TCW Global Bond Fund

April 30, 2012

Principal Amount		Fixed Income Securities	Value

		Healthcare-Services (0.3%)
	$55,000	HCA, Inc., 8.5%, due 04/15/19	$61,737

		Insurance (0.5%)
	100,000	Farmers Exchange Capital, (144A), 7.05%, due 07/15/28 (1)	111,475

		Mining (2.9%)
	200,000	Southern Copper Corp. (Peru), 6.75%, due 04/16/40 (3)	221,440
	200,000	Vedanta Resources PLC (India), (144A), 8.25%, due 06/07/21 (1)	190,000
	200,000	Volcan Cia Minera S.A.A. (Peru), (144A), 5.375%, due 02/02/22 (1)	207,700

		Total Mining	619,140

		Oil & Gas (2.8%)
	200,000	MIE Holdings Corp. (China), (144A), 9.75%, due 05/12/16 (1)	201,000
	200,000	Petroleos de Venezuela S.A., (Reg. S), 4.9%, due 10/28/14 (3)(4)	183,500
	2,700,000	Petroleos Mexicanos (Mexico), (144A), 7.65%, due 11/24/21 (1)	211,362

		Total Oil & Gas	595,862

		Real Estate (0.9%)
	200,000	Country Garden Holdings Co., Ltd, (144A), 11.125%, due 02/23/18 (1)	201,000

		REIT (0.9%)
	100,000	HCP, Inc., 3.75%, due 02/01/19	100,496
	100,000	SL Green Realty Corp., 5%, due 08/15/18	102,160

		Total REIT	202,656

		Telecommunications (0.2%)
	50,000	Intelsat Jackson Holdings S.A. (Luxembourg), 9.5%, due 06/15/16	52,063

		Total Corporate Bonds (Cost: $5,300,447) (26.2%)	5,668,860

		Foreign Government Bonds (35.5%)
AUD	335,000	Australia Government Bond, 5.75%, due 05/15/21 (3)	407,038
EUR	710,000	Bundesrepublik Deutschland (Germany), 2.25%, due 09/04/21 (3)	998,719
CAD	430,000	Canada Housing Trust, (144A), 3.35%, due 12/15/20 (1)(3)	464,475
CLP	60,500,000	Chile Government International Bond, 5.5%, due 08/05/20 (3)	129,743
	$200,000	Croatia Government International Bond, (144A), 6.375%, due 03/24/21 (1)	196,500
EUR	265,000	France Government Bond OAT, 3.25%, due 10/25/21 (3)	361,241
	$150,000	Hungary Government International Bond, 7.625%, due 03/29/41	143,062
ILS	880,000	Israel Government Bond, 5.5%, due 01/31/22	248,365
EUR	140,000	Italy Buoni Poliennali Del Tesoro, 4.75%, due 09/15/16	188,242
JPY	141,000,000	Japan Government Ten Year Bond, 1%, due 09/20/21	1,792,761
MYR	880,000	Malaysia Government Bond, 4.16%, due 07/15/21	304,924
MXN	2,400,000	Mexican Bonos de Desarrollo, 6.5%, due 06/10/21	188,804
NOK	1,350,000	Norway Government Bond, 3.75%, due 05/25/21 (3)	267,997
	$150,000	Philippine Government International Bond, 4%, due 01/15/21	158,250
PLN	700,000	Poland Government Bond, 5.5%, due 10/25/19	225,808
SGD	315,000	Singapore Government Bond, 2.25%, due 06/01/21 (3)	270,014

See accompanying notes to financial statements.

TCW Global Bond Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount		Fixed Income Securities	Value

		Foreign Government Bonds (Continued)
EUR	130,000	Spain Government Bond, 5.5%, due 04/30/21	$169,128
SEK	1,500,000	Sweden Government Bond, 3.5%, due 06/01/22 (3)	257,629
TRY	250,000	Turkey Government Bond, 10.5%, due 01/15/20	153,452
	$200,000	Turkey Government International Bond, 5.125%, due 03/25/22	204,500
GBP	230,000	United Kingdom Gilt, 3.75%, due 09/07/21 (3)	428,398
RUB	4,000,000	Vnesheconombank (Russia), 7.9%, due 03/18/21 (2)	133,024

		Total Foreign Government Bonds (Cost: $7,477,482)	7,692,074

		Asset-Backed Securities (3.1%)
	$99,175	GE Business Loan Trust (04-2A-A), (144A), 0.46%, due 12/15/32 (1)(2)	89,720
	225,000	Nelnet Education Loan Corp. (04-1A-B1), (144A), 1.141%, due 02/25/36 (1)(2)	153,562
	65,000	SLM Student Loan Trust (06-5-A6C), 0.585%, due 10/25/40 (2)	55,119
	50,000	SLM Student Loan Trust (11-2-A2), 1.438%, due 10/25/34 (2)	49,248
	218,933	Spirit Master Funding LLC (05-1-A1), (144A), 5.05%, due 07/20/23 (1)	204,855
	150,000	Student Loan Consolidation Center (02-2-B2), (144A), 1.741%, due 07/01/42 (1)(2)	112,500

		Total Asset-Backed Securities (Cost: $651,411)	665,004

		Commercial Mortgage-Backed Securities — Non-Agency (4.4%)
	90,000	Banc of America Commercial Mortgage, Inc. (06-2-A4), 5.92%, due 05/10/45 (2)	102,757
	100,000	Citigroup/Deutsche Bank Commercial Mortgage Trust (07-CD4-A4), 5.322%, due 12/11/49	110,799
	100,000	Credit Suisse Mortgage Capital Certificates (06-C3-A3), 6.008%, due 06/15/38 (2)	113,075
	115,000	DBUBS Mortgage Trust (11-LC3A-A2), 3.642%, due 08/10/44	123,532
	95,000	Greenwich Capital Commercial Funding Corp. (05-GG3-A4), 4.799%, due 08/10/42 (2)	102,394
	37,000	JP Morgan Chase Commercial Mortgage Securities Corp. (05-LDP1-A4), 5.038%, due 03/15/46	40,227
	90,000	JP Morgan Chase Commercial Mortgage Securities Corp. (05-LDP5-A4), 5.371%, due 12/15/44 (2)	100,645
	9,929	LB-UBS Commercial Mortgage Trust (05-C7-A2), 5.103%, due 11/15/30	9,933
	110,000	LB-UBS Commercial Mortgage Trust (07-C2-A3), 5.43%, due 02/15/40	122,899
	105,000	Morgan Stanley Capital I Trust (06-IQ12-A4), 5.332%, due 12/15/43	118,757

		Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $919,611)	945,018

		Residential Mortgage-Backed Securities — Agency (17.6%)
	81,292	Federal Home Loan Mortgage Corp. (2990-ND), 16.28%, due 12/15/34 (I/F) (PAC) (2)(3)	104,530
	163,219	Federal Home Loan Mortgage Corp. (3001-HS), 16.149%, due 02/15/35 (I/F) (PAC) (2)(3)	195,437
	476,837	Federal Home Loan Mortgage Corp. (3439-SC), 5.659%, due 04/15/38 (I/O) (I/F) (2)(3)	64,189
	175,939	Federal Home Loan Mortgage Corp. (3885-PO), 0%, due 11/15/33 (P/O) (PAC) (3)	162,482
	210,000	Federal Home Loan Mortgage Corp. TBA, 2.5% (5)	214,791
	360,000	Federal Home Loan Mortgage Corp. TBA, 3.5% (5)	373,106

See accompanying notes to financial statements.

TCW Global Bond Fund

April 30, 2012

Principal Amount	Fixed Income Securities	Value

	Residential Mortgage-Backed Securities — Agency (Continued)
$293,720	Federal National Mortgage Association, Pool #AB3679, 3.5%, due 10/01/41 (3)	$306,060
290,084	Federal National Mortgage Association, Pool #AB4045, 3.5%, due 12/01/41 (3)	302,888
664,781	Federal National Mortgage Association (07-52-LS), 5.811%, due 06/25/37 (I/O) (I/F) (2)(3)	88,609
557,074	Federal National Mortgage Association (08-18-SM), 6.761%, due 03/25/38 (I/O) (I/F) (2)(3)	88,366
409,272	Federal National Mortgage Association (09-115-SB), 6.011%, due 01/25/40 (I/O) (I/F) (2)(3)	60,111
532,217	Federal National Mortgage Association (10-35-IA), 5%, due 07/25/38 (I/O) (2)(3)	36,206
823,139	Federal National Mortgage Association (10-116-SE), 6.361%, due 10/25/40 (I/O) (2)	117,040
500,000	Federal National Mortgage Association TBA, 4% (5)	528,828
660,000	Federal National Mortgage Association TBA, 3% (5)	688,772
656,530	Government National Mortgage Association (11-50-PS), 5.86%, due 02/20/41 (I/O) (PAC) (2)	112,532
227,721	Government National Mortgage Association (11-146-EI), 5%, due 11/16/41 (I/O) (PAC)	53,589
642,537	Government National Mortgage Association (12-7-PI), 3.5%, due 01/20/38 (I/O) (PAC)	86,703
220,000	Government National Mortgage Association II TBA, 3.5% (5)	231,584

	Total Residential Mortgage-Backed Securities — Agency (Cost: $3,756,392)	3,815,823

	Residential Mortgage-Backed Securities — Non-Agency (10.5%)
365,589	First Horizon Mortgage Pass-Through Trust (05-AR4-2A1), 2.622%, due 10/25/35 (2)	285,495
102,058	Green Tree Financial Corp. (98-6-A8), 6.66%, due 06/01/30	109,866
374,740	Lehman XS Trust (06-9-A1B), 0.398%, due 05/25/46 (2)	250,216
1,180,313	Lehman XS Trust (07-12N-1A3A), 0.438%, due 07/25/47 (2)	397,092
1,251,739	Merrill Lynch Alternative Note Asset (07-A3-A2D), 0.568%, due 04/25/37 (2)	110,206
480,068	Novastar Home Equity Loan (06-2-A2C), 0.388%, due 06/25/36 (2)	237,384
212,534	Structured Adjustable Rate Mortgage Loan Trust (04-18-4A1), 2.533%, due 12/25/34 (2)	167,545
325,299	Structured Asset Mortgage Investments, Inc. (06-AR6-1A3), 0.428%, due 07/25/46 (2)	158,666
394,481	Structured Asset Mortgage Investments, Inc. (06-AR3-12A1), 0.458%, due 05/25/36 (2)	198,217
467,968	Vanderbilt Mortgage Finance (00-C-ARM), 0.591%, due 10/07/30 (2)	360,302

	Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $1,935,715)	2,274,989

	U.S. Treasury Securities (8.6%)
1,750,000	U.S. Treasury Note, 0.875%, due 01/31/17 (3)	1,759,434
105,000	U.S. Treasury Note, 2%, due 11/15/21 (3)	106,148

	Total U.S. Treasury Securities (Cost: $1,858,816)	1,865,582

	Total Fixed Income Securities (Cost: $21,899,874) (105.9%)	22,927,350

See accompanying notes to financial statements.

TCW Global Bond Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Money Market Investments (Cost: $60,000) (0.3%)	Value

60,000	JPMorgan Prime Money Market Fund — Institutional Class, 0.17% (6)	$60,000

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $142,780) (0.6%)
$142,780	State Street Bank & Trust Company, 0.01%, due 05/01/12 (collateralized by $130,000 U.S. Treasury Bond, 3.75%, due 08/15/41, valued at $147,986) (Total Amount to be Received Upon Repurchase $142,780)	142,780

	U.S. Treasury Securities (1.3%)
250,000	U.S. Treasury Bills, 0.07%, due 5/10/12 (7)	249,995
25,000	U.S. Treasury Bills, 0.077%, due 6/14/12 (7)	24,998

	U.S. Treasury Securities (Cost: $274,993)	274,993

	Total Short-Term Investments (Cost: $417,773) (1.9%)	417,773

	Total Investments (Cost: $22,377,647) (108.1%)	23,405,123
	Liabilities in Excess of Other Assets (–8.1%)	(1,753,366)

	Total Net Assets (100.0%)	$21,651,757

See accompanying notes to financial statements.

TCW Global Bond Fund

April 30, 2012

Notes to the Schedule of Investments:

AUD -	Australian Dollar.
CAD -	Canadian Dollar.
CLP -	Chilean Peso.
EUR -	Euro Currency.
GBP -	British Pound Sterling.
ILS -	Israeli Shekel.
JPY -	Japanese Yen.
MXN -	Mexican Peso.
MYR -	Malaysian Ringgit.
NOK -	Norwegian Krona.
PLN -	Polish Zloty.
RUB -	Russian Ruble.
SEK -	Swedish Krona.
SGD -	Singapore Dollar.
TRY -	New Turkish Lira.
EETC -	Enhanced Equipment Trust Certificate.
I/F -	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O -	Interest Only Security.
PAC -	Planned Amortization Class.
P/O -	Principal Only Security.
REIT -	Real Estate Investment Trust.
TBA -	To be Announced.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2012, the value of these securities amounted to $3,792,068 or 17.5% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2012.
(3)	All or a portion of this security is segregated to cover open futures contracts, when-issued, delayed-delivery or forward commitments. (Note 2)
(4)	Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions. At April 30, 2012, the value of these securities amounted to $630,905 or 2.9% of net assets.
(5)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(6)	Rate disclosed, the 7-day net yield, is as of April 30, 2012.
(7)	Rate shown represents yield-to-maturity.

Forward Currency Contracts
Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation/ (Depreciation)
Buy (1)
J.P. Morgan Securities Inc.	Euro	1,185,317	06/05/12	$1,578,902	$1,569,203	$(9,699)
J.P. Morgan Securities Inc.	Japanese Yen	208,644,350	06/05/12	2,574,045	2,614,021	39,976

				$4,152,947	$4,183,224	$30,277

(1)	Fund buys foreign currency, sells U.S. Dollar

Future Contracts
Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized (Depreciation)
Sell
7	10-Year U.S. Treasury Note Futures	06/20/12	$925,969	$(8,296)

See accompanying notes to financial statements.

TCW Global Bond Fund

Investments by Industry (Unaudited)

Industry	Percentage of Net Assets
Agriculture	0.9%
Airlines	0.9
Asset-Backed Securities	3.1
Auto Manufacturers	0.6
Banks	8.9
Coal	0.4
Commercial Mortgage-Backed Securities — Non-Agency	4.4
Diversified Financial Services	2.0
Electric	2.3
Energy-Alternate Sources	1.0
Foreign Government Bonds	35.5
Gas	0.7
Healthcare-Services	0.3
Insurance	0.5
Mining	2.9
Oil & Gas	2.8
Real Estate	0.9
REIT	0.9
Residential Mortgage-Backed Security — Agency	17.6
Residential Mortgage-Backed Security — Non-Agency	10.5
Telecommunications	0.2
U.S. Government Agency Obligations	8.6
Money Market Investments	0.3
Short-Term Investments	1.9

Total	108.1%

See accompanying notes to financial statements.

TCW Global Bond Fund

Investments by Country (Unaudited)	April 30, 2012

Country	Percentage of Net Assets
Australia	1.9%
Brazil	2.9
Canada	2.2
Chile	1.2
China	1.9
Croatia	0.9
France	1.7
Germany	4.6
Hungary	0.7
India	0.9
Ireland	0.6
Israel	1.1
Italy	0.9
Japan	8.3
Luxembourg	0.2
Malaysia	1.4
Mexico	1.8
Netherlands	0.5
Norway	1.2
Peru	3.0
Philippines	0.7
Poland	1.0
Russia	2.4
Singapore	1.2
South Korea	1.2
Spain	0.8
Sweden	1.2
Turkey	1.7
United Arab Emirates	1.2
United Kingdom	3.1
United States	54.9
Venezuela	0.8

Total	108.1%

See accompanying notes to financial statements.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)

Principal Amount	Fixed Income Securities	Value

	Bank Loans (9.0% of Net Assets)
	Auto Manufacturers (0.9%)
$492,500	Chrysler Group LLC First Lien Term Loan B, 7.4%, due 05/24/17 (1)	$501,253

	Electric (2.0%)
1,942,083	TXU U.S. Holdings Co. Extended First Lien Term Loans, 11%, due 10/10/17 (1)	1,073,487

	Insurance (0.9%)
474,091	Asurion Corp First Lien Term Loan, 1%, due 05/24/18 (1)	474,486

	Lodging (1.8%)
1,100,000	Caesars Entertainment Operating Co. First Lien (B6) (Loan Agreement), 1%, due 01/28/18 (1)	1,005,518

	Media (0.8%)
469,955	Cengage Learning, Inc. Term Loan, 7.6%, due 07/03/14 (1)	428,833

	Metal Fabricate & Hardware (1.8%)
1,000,000	Schaeffler AG First Lien Term Loan (C2), 6.2%, due 01/27/17 (1)	1,004,167

	Software (0.8%)
500,000	First Data Corp. First Lien Extended Term Loan, 9.3%, due 03/24/18 (1)	455,187

	Total Bank Loans (Cost: $5,492,692)	4,942,931

	Corporate Bonds (81.7%)
	Advertising (1.3%)
740,000	Visant Corp., 10%, due 10/01/17	702,075

	Airlines (2.7%)
475,000	Air Canada, (144A), 9.25%, due 08/01/15 (2)	461,937
260,000	American Airlines, Inc., (144A), 7.5%, due 03/15/16 (2)(3)(4)	237,900
246,262	Continental Airlines, Inc. Pass-Through Certificate (99-1-A), 6.545%, due 08/02/20 (EETC)	264,116
192,000	Delta Air Lines, Inc., (144A), 9.5%, due 09/15/14 (2)	204,480
216,604	Delta Air Lines, Inc. Pass-Through Certificates (02-1G1), 6.718%, due 07/02/24 (EETC)	229,059
85,000	United Air Lines, Inc., (144A), 9.875%, due 08/01/13 (2)	88,825

	Total Airlines	1,486,317

	Auto Parts & Equipment (4.0%)
495,000	Cooper-Standard Automotive, Inc., 8.5%, due 05/01/18 (5)	534,600
750,000	Goodyear Tire & Rubber Co. (The), 8.25%, due 08/15/20	793,125
255,000	Tenneco, Inc., 6.875%, due 12/15/20	274,125
305,000	Tenneco, Inc., 7.75%, due 08/15/18	330,925
280,000	Visteon Corp., 6.75%, due 04/15/19	288,400

	Total Auto Parts & Equipment	2,221,175

	Banks (6.5%)
1,065,000	Bank of America Corp., 5.625%, due 10/14/16 (5)	1,137,515
600,000	CIT Group, Inc., (144A), 5.25%, due 04/01/14 (2)	616,500
350,000	CIT Group, Inc., (144A), 6.625%, due 04/01/18 (2)	378,000

See accompanying notes to financial statements.

TCW High Yield Bond Fund

April 30, 2012

Principal Amount	Fixed Income Securities	Value

	Banks (Continued)
$125,000	Goldman Sachs Group, Inc. (The), 5.75%, due 01/24/22	$130,519
980,000	JP Morgan Chase Capital XIII, 1.42%, due 09/30/34 (4)(5)	742,590
550,000	Provident Funding Associates, (144A), 10.25%, due 04/15/17 (2)	563,750

	Total Banks	3,568,874

	Coal (0.9%)
565,000	Arch Coal, Inc., (144A), 7%, due 06/15/19 (2)	505,675

	Commercial Services (0.9%)
555,000	Stonemor Operating LLC/Cornerstone Family Services of WV/Osiris Holding, 10.25%, due 12/01/17	525,169

	Diversified Financial Services (1.6%)
155,000	Hexion US Finance Corp., (144A), 6.625%, due 04/15/20 (2)	161,975
115,000	International Lease Finance Corp., (144A), 7.125%, due 09/01/18 (2)	126,500
640,000	ZFS Finance USA Trust V, (144A), 6.5%, due 05/09/37 (2)(4)	625,600

	Total Diversified Financial Services	914,075

	Electric (8.1%)
500,000	Dynegy Roseton/Danskammer Pass Through Trust, Series B, 7.67%, due 11/08/16 (3)(4)	332,500
980,000	Edison Mission Energy, 7%, due 05/15/17	612,500
75,000	Edison Mission Energy, 7.75%, due 06/15/16	49,125
1,266,583	Mirant Mid-Atlantic Pass-Through Certificate, Series C, 10.06%, due 12/30/28	1,291,914
1,405,000	NRG Energy, Inc., 7.625%, due 01/15/18	1,422,563
577,000	PNM Resources, Inc., 9.25%, due 05/15/15 (5)	665,714
100,000	Reliant Energy Mid-Atlantic Power Holdings, LLC Pass-Through Certificate, Series C, 9.681%, due 07/02/26	94,250

	Total Electric	4,468,566

	Entertainment (2.0%)
50,000	Carmike Cinemas, Inc., (144A), 7.375%, due 05/15/19 (2)	51,250
975,000	Regal Cinemas Corp., 8.625%, due 07/15/19	1,060,312

	Total Entertainment	1,111,562

	Environmental Control (0.3%)
175,000	Casella Waste Systems, Inc., 7.75%, due 02/15/19	172,375

	Food (2.2%)
380,000	Bumble Bee Acquisition Corp., (144A), 9%, due 12/15/17 (2)	388,550
580,000	JBS USA LLC/JBS USA Finance, Inc., (144A), 7.25%, due 06/01/21 (2)	553,900
250,000	JBS USA LLC/JBS USA Finance, Inc., (144A), 8.25%, due 02/01/20 (2)	252,500

	Total Food	1,194,950

	Forest Products & Paper (1.2%)
435,000	Sappi Papier Holding GMBH, (144A), 6.625%, due 04/15/21 (2)	409,987
220,000	Verso Paper Holdings LLC/Verso Paper, Inc., (144A), 11.75%, due 01/15/19 (2)	234,850

	Total Forest Products & Paper	644,837

See accompanying notes to financial statements.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value

	Gas (3.4%)
$650,000	Sabine Pass LNG, LP, 7.25%, due 11/30/13	$680,875
420,000	Sabine Pass LNG, LP, 7.5%, due 11/30/16	448,350
250,000	Sabine Pass LNG, LP, (144A), 7.5%, due 11/30/16 (2)	256,875
605,000	Southern Union Co., 3.483%, due 11/01/66 (4)	510,469

	Total Gas	1,896,569

	Healthcare-Products (2.3%)
800,000	Accellent, Inc., 8.375%, due 02/01/17	807,000
440,000	Alere, Inc., 7.875%, due 02/01/16	458,150

	Total Healthcare-Products	1,265,150

	Healthcare-Services (6.6%)
105,000	CHS/Community Health Systems, Inc., (144A), 8%, due 11/15/19 (2)	111,300
135,000	CHS/Community Health Systems, Inc., (144A), 8%, due 11/15/19 (2)	143,100
1,000,000	HCA, Inc., 7.875%, due 02/15/20	1,110,000
295,000	HCA, Inc., 8.5%, due 04/15/19	331,137
815,000	Tenet Healthcare Corp., 6.875%, due 11/15/31	707,012
250,000	Tenet Healthcare Corp., 8.875%, due 07/01/19	281,875
75,000	Tenet Healthcare Corp., 10%, due 05/01/18	86,625
195,000	Universal Health Services, Inc., 7%, due 10/01/18	210,113
580,000	Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 7.75%, due 02/01/19 (5)	584,350
55,000	Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 8%, due 02/01/18	56,238

	Total Healthcare-Services	3,621,750

	Household Products/Wares (2.8%)
640,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, (144A), 7.125%, due 04/15/19 (2)	668,800
300,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg, (144A), 7.875%, due 08/15/19 (2)	324,000
200,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg, (144A), 8.5%, due 02/15/21 (2)(4)	192,000
250,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg, (144A), 9%, due 04/15/19 (2)	251,875
85,000	Spectrum Brands Holdings, Inc., (144A), 9.5%, due 06/15/18 (2)	96,050

	Total Household Products/Wares	1,532,725

	Insurance (0.5%)
300,000	Nationwide Mutual Insurance Co., (144A), 5.81%, due 12/15/24 (2)(4)	273,750

	Iron & Steel (0.3%)
165,000	ArcelorMittal, 6.25%, due 02/25/22	167,831

	Lodging (0.7%)
300,000	CityCenter Holdings LLC/CityCenter Finance Corp., 7.625%, due 01/15/16	317,250
75,000	MGM Resorts International, 9%, due 03/15/20	83,063

	Total Lodging	400,313

See accompanying notes to financial statements.

TCW High Yield Bond Fund

April 30, 2012

Principal Amount	Fixed Income Securities	Value

	Media (7.4%)
$1,058,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7%, due 01/15/19	$1,132,060
615,000	Cequel Communications Holdings I LLC/Cequel Capital Corp., (144A), 8.625%, due 11/15/17 (2)	664,200
625,000	DCP LLC/DCP Corp., (144A), 10.75%, due 08/15/15 (2)	478,125
775,000	McClatchy Co. (The), 11.5%, due 02/15/17	813,750
220,000	Nara Cable Funding, Ltd., (144A), 8.875%, due 12/01/18 (2)	200,200
100,000	Townsquare Radio LLC/Townsquare Radio, Inc., (144A), 9%, due 04/01/19 (2)	103,000
675,000	Univision Communications, Inc., (144A), 7.875%, due 11/01/20 (2)	703,687

	Total Media	4,095,022

	Metal Fabricate & Hardware (0.2%)
45,000	Schaeffler Finance BV, (144A), 7.75%, due 02/15/17 (2)	47,623
45,000	Schaeffler Finance BV, (144A), 8.5%, due 02/15/19 (2)	47,588

	Total Metal Fabricate & Hardware	95,211

	Mining (0.7%)
400,000	FMG Resources August 2006 PTY, Ltd., (144A), 7%, due 11/01/15 (2)	414,000

	Oil & Gas (7.7%)
500,000	Chaparral Energy, Inc., 8.875%, due 02/01/17	524,375
412,000	Chaparral Energy, Inc., 9.875%, due 10/01/20	462,470
335,000	Chesapeake Energy Corp., 2.25%, due 12/15/38 (Convertible Bond)	262,887
720,000	Chesapeake Energy Corp., 2.5%, due 05/15/37	624,600
140,000	Cimarex Energy Co., 5.875%, due 05/01/22	143,850
140,000	Continental Resources, Inc., (144A), 5%, due 09/15/22 (2)	142,100
250,000	Linn Energy LLC/Linn Energy Finance Corp., (144A), 6.25%, due 11/01/19 (2)	246,250
270,000	Linn Energy LLC/Linn Energy Finance Corp., (144A), 6.5%, due 05/15/19 (2)	269,325
305,000	Linn Energy LLC/Linn Energy Finance Corp., 8.625%, due 04/15/20	331,688
530,000	Parker Drilling Co., 9.125%, due 04/01/18	561,800
400,000	Quicksilver Resources, Inc., 8.25%, due 08/01/15	402,000
250,000	Quicksilver Resources, Inc., 11.75%, due 01/01/16	263,125

	Total Oil & Gas	4,234,470

	Packaging & Containers (4.9%)
755,000	Ardagh Packaging Finance PLC, (144A), 7.375%, due 10/15/17 (2)	817,287
500,000	Berry Plastics Corp., 8.25%, due 11/15/15	533,750
675,000	Bway Holding Co., 10%, due 06/15/18	742,500
605,000	Packaging Dynamics Corp., (144A), 8.75%, due 02/01/16 (2)	632,225

	Total Packaging & Containers	2,725,762

	Real Estate (0.6%)
300,000	Realogy Corp., (144A), 7.625%, due 01/15/20 (2)	310,500

	Retail (0.8%)
475,000	Sears Holdings Corp., 6.625%, due 10/15/18	419,187

See accompanying notes to financial statements.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value

	Software (0.9%)
$470,000	First Data Corp., (144A), 7.375%, due 06/15/19 (2)	$479,400

	Storage/Warehousing (1.2%)
625,000	Mobile Mini, Inc., 7.875%, due 12/01/20	662,500

	Telecommunications (8.5%)
210,000	CenturyLink, Inc., 5.8%, due 03/15/22	208,651
365,000	Cricket Communications, Inc., 7.75%, due 05/15/16	384,163
235,000	Frontier Communications Corp., 7.875%, due 04/15/15	254,975
385,000	GCI, Inc., 8.625%, due 11/15/19	423,500
550,000	Intelsat Jackson Holdings SA, 7.25%, due 04/01/19	574,750
775,000	Level 3 Financing, Inc., 4.506%, due 02/15/15(4)	747,875
750,000	Nextel Communications, Inc. Series C, 5.95%, due 03/15/14	750,000
630,000	Sprint Nextel Corp., (144A), 9%, due 11/15/18 (2)	694,575
350,000	Windstream Corp., 7%, due 03/15/19	357,000
300,000	Windstream Corp., 7.75%, due 10/15/20	321,000

	Total Telecommunications	4,716,489

	Trucking & Leasing (0.5%)
295,000	Maxim Crane Works LP, (144A), 12.25%, due 04/15/15 (2)	295,000

	Total Corporate Bonds (Cost: $45,228,002) (81.7%)	45,121,279

	Municipal Bonds (Cost: $36,938) (0.1%)
30,000	NYC Industrial Development Agency, (144A), 11%, due 03/01/29 (2)	39,690

	Total Fixed Income Securities (Cost: $50,757,632) (90.8%)	50,103,900

Number of Shares	Preferred Stock
	Banking (Cost: $1,361,250) (2.4%)
50,000	Citigroup Capital XIII, 7.785% (5)	1,331,500

	Money Market Investments
538,000	DWS Money Market Series, Institutional Shares, 0.16% (6)	538,000
537,000	JPMorgan Prime Money Market Fund — Institutional Class, 0.17% (6)	537,000

	Total Money Market Investments (Cost: $1,075,000) (1.9%)	1,075,000

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $320,975) (0.6%)
$320,975	State Street Bank & Trust Company, 0.01%, due 05/01/12, (collateralized by $305,000 U.S. Treasury Note, 2.625%, due 11/15/20, valued at $332,215) (Total Amount to be Received Upon Repurchase $320,975)	320,975

See accompanying notes to financial statements.

TCW High Yield Bond Fund

April 30, 2012

Principal Amount	Short-Term Investments	Value

	U.S. Treasury Securities
$995,000	U.S. Treasury Bills, 0.051%, due 05/17/12 (5)(7)	$994,977
900,000	U.S. Treasury Bills, 0.074%, due 05/31/12 (7)	899,944
60,000	U.S. Treasury Bills, 0.077%, due 06/14/12 (7)	59,994

	Total U.S. Treasury Security (Cost: $1,954,915) (3.5%)	1,954,915

	Total Short-Term Investments (Cost: $2,275,890) (4.1%)	2,275,890

	Total Investments (Cost: $55,469,772) (99.2%)	54,786,290
	Excess of Other Assets over Liabilities (0.8%)	415,519

	Net Assets (100.0%)	$55,201,809

Notes to the Schedule of Investments:

EETC -	Enhanced Equipment Trust Certificate.
(1)	Rate stated is the effective yield.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2012, the value of these securities amounted to $14,764,704 or 26.8% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.
(3)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(4)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2012.
(5)	All or a portion of this security is segregated to cover open futures contracts, when-issued, delayed-delivery or forward commitments. (Note 2).
(6)	Rate disclosed, the 7-day net yield, is as of April 30, 2012.
(7)	Rate shown represents yield-to-maturity.

Future Contacts
Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized (Depreciation)
SELL
19	30 -Year U.S. Treasury Bond Futures	06/20/12	$2,714,625	$(16,079)

			$2,714,625	$(16,079)

See accompanying notes to financial statements.

TCW High Yield Bond Fund

Investments by Industry (Unaudited)

Industry	Percentage of Net Assets
Advertising	1.3%
Airlines	2.7
Auto Manufacturers	0.9
Auto Parts & Equipment	4.0
Banking	2.4
Banks	6.5
Coal	0.9
Commercial Services	0.9
Diversified Financial Services	1.7
Electric	10.0
Entertainment	2.0
Environmental Control	0.3
Food	2.2
Forest Products & Paper	1.2
Gas	3.4
Healthcare-Products	2.3
Healthcare-Services	6.6
Household Products/Wares	2.8
Insurance	1.4
Iron & Steel	0.3
Lodging	2.5
Media	8.2
Metal Fabricate & Hardware	2.0
Mining	0.7
Municipal Bonds	0.1
Oil & Gas	7.7
Packaging & Containers	4.9
Real Estate	0.6
Retail	0.8
Software	1.7
Storage/Warehousing	1.2
Telecommunications	8.5
Trucking & Leasing	0.5
Money Market Investments	1.9
Short-Term Investments	4.1

Total	99.2%

See accompanying notes to financial statements.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited)	April 30, 2012

Principal Amount	Fixed Income Securities	Value

	Commercial Mortgage-Backed Securities — Agency (Cost: $260,235) (3.2% of Net Assets)
$244,401	Federal Home Loan Mortgage Corp., Pool #310005, 6.183%, due 11/01/19 (1)	$252,996

	Commercial Mortgage-Backed Securities — Non-Agency (4.9%)
38,594	Banc of America Commercial Mortgage, Inc. (03-1-A2), 4.648%, due 09/11/36	39,195
32,319	Credit Suisse First Boston Mortgage Securities Corp. (02-CP3-A3), 5.603%, due 07/15/35	32,307
35,000	Credit Suisse First Boston Mortgage Securities Corp. (03-CK2-A4), 4.801%, due 03/15/36	35,658
35,000	Greenwich Capital Commercial Funding Corp. (04-GG1-A7), 5.317%, due 06/10/36 (1)	37,240
185,261	JP Morgan Chase Commercial Mortgage Securities Corp. (02-C3-A2), 4.994%, due 07/12/35	187,711
25,000	JP Morgan Chase Commercial Mortgage Securities Corp. (04-C3-A5), 4.878%, due 01/15/42	26,871
32,210	Wachovia Bank Commercial Mortgage Trust (03-C3-A2), 4.867%, due 02/15/35	32,816

	Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $344,824)	391,798

	Residential Mortgage-Backed Securities — Agency (30.4%)
65,670	Federal Home Loan Mortgage Corp. (2550-FI), 0.59%, due 11/15/32 (TAC) (1)	65,623
96,911	Federal Home Loan Mortgage Corp. (3946-FG), 0.59%, due 10/15/39 (PAC) (1)	96,726
22,595	Federal Home Loan Mortgage Corp. (2839-TO), 4%, due 04/15/18	22,668
24,031	Federal Home Loan Mortgage Corp., Pool #1B1010, 2.5%, due 08/01/33 (1)	25,628
60,788	Federal Home Loan Mortgage Corp., Pool #610967, 2.45%, due 04/01/28 (1)	63,846
144,893	Federal Home Loan Mortgage Corp., Pool #780721, 2.375%, due 08/01/33 (1)	152,583
51,676	Federal Home Loan Mortgage Corp., Pool #780833, 2.343%, due 09/01/33 (1)	55,003
33,160	Federal Home Loan Mortgage Corp., Pool #789924, 2.349%, due 11/01/32 (1)	36,021
37,191	Federal National Mortgage Association (03-26-QF), 0.638%, due 10/25/17 (1)	37,228
107,118	Federal National Mortgage Association, Pool #600187, 7%, due 07/01/31 (2)	121,039
13,851	Federal National Mortgage Association, Pool #661691, 2.406%, due 10/01/32 (1)	14,521
68,990	Federal National Mortgage Association, Pool #725886, 2.484%, due 05/01/34 (1)	73,356
50,205	Federal National Mortgage Association, Pool #786884, 2.435%, due 08/01/34 (1)	52,789
99,996	Federal National Mortgage Association, Pool #826239, 2.336%, due 07/01/35 (1)	104,541
242,740	Federal National Mortgage Association, Pool #995364, 6%, due 10/01/38	269,982
41,437	Government National Mortgage Association II, Pool #80022, 1.625%, due 12/20/26 (1)	42,674
35,234	Government National Mortgage Association II, Pool #80636, 1.625%, due 09/20/32 (1)	37,120
184,158	Government National Mortgage Association II, Pool #80734, 1.625%, due 09/20/33 (1)	190,671
5,961	Government National Mortgage Association II, Pool #80747, 1.625%, due 10/20/33 (1)	6,175
22,089	Government National Mortgage Association II, Pool #80757, 1.625%, due 10/20/33 (1)	22,677
75,194	Government National Mortgage Association II, Pool #80764, 1.625%, due 11/20/33 (1)	77,889
74,213	Government National Mortgage Association II, Pool #80766, 1.625%, due 11/20/33 (1)	76,186
178,812	Government National Mortgage Association II, Pool #80797, 1.625%, due 01/20/34 (1)	184,823
75,541	Government National Mortgage Association II, Pool #80869, 2.5%, due 04/20/34 (1)	78,497
73,308	Government National Mortgage Association II, Pool #80937, 2.5%, due 06/20/34 (1)	78,022
118,023	NCUA Guaranteed Notes (10-R2-1A), 0.611%, due 11/06/17 (1)	118,171
128,719	NCUA Guaranteed Notes (11-R2-1A), 0.641%, due 02/06/20 (1)	128,961
177,997	NCUA Guaranteed Notes (10-R3-2A), 0.801%, due 12/08/20 (1)	178,748

	Total Residential Mortgage-Backed Securities — Agency (Cost: $2,348,238)	2,412,168

See accompanying notes to financial statements.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value

	Residential Mortgage-Backed Securities — Non-Agency (10.9%)
$107,986	Ameriquest Mortgage Securities, Inc. (05-R11-A2C), 0.468%, due 01/25/36 (1)	$107,446
23,943	Banc of America Funding Corp. (06-G-2A3), 0.409%, due 07/20/36 (1)	22,747
34,004	Bear Stearns Asset Backed Securities Trust (05-SD1-1A3), 0.638%, due 08/25/43 (1)	32,359
229,680	Credit Suisse First Boston Mortgage Securities Corp. (02-AR31-6A1), 2.463%, due 11/25/32 (1)	222,060
38,662	First Franklin Mortgage Loan Asset Backed Certificates (04-FF5-A3C), 1.238%, due 08/25/34 (1)	37,440
5,873	First Franklin Mortgage Loan Asset Backed Certificates (05-FF2-M1), 0.638%, due 03/25/35 (1)	5,862
26,900	First Franklin Mortgage Loan Asset Backed Certificates (05-FF9-A3), 0.518%, due 10/25/35 (1)	26,430
35,094	Home Equity Asset Trust (07-2-2A1), 0.348%, due 07/25/37 (1)	34,540
44,826	Homestar Mortgage Acceptance Corp. (04-5-A1), 0.688%, due 10/25/34 (1)	42,419
29,129	JP Morgan Mortgage Trust (05-A3-3A3), 2.862%, due 06/25/35 (1)	28,847
25,755	Long Beach Mortgage Loan Trust (05-2-M2), 0.698%, due 04/25/35 (1)	25,307
71,932	Morgan Stanley ABS Capital I (05-WMC6-M1), 0.718%, due 07/25/35 (1)	70,928
48,495	Morgan Stanley Mortgage Loan Trust (04-6AR-1A), 0.688%, due 07/25/34 (1)	43,554
33,462	RAAC Series (06-SP2-A2), 0.408%, due 02/25/36 (1)	32,897
41,265	Residential Accredit Loans, Inc. (02-QS16-A2), 0.788%, due 10/25/17 (1)	38,220
35,988	Residential Asset Mortgage Products, Inc. (05-RS5-AI3), 0.578%, due 05/25/35 (1)	35,290
32,954	Residential Asset Mortgage Products, Inc. (05-RS8-A2), 0.528%, due 10/25/33 (1)	32,418
31,292	Wells Fargo Mortgage Backed Securities Trust (04-DD-2A5), 2.617%, due 01/25/35 (1)	30,849

	Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $870,853)	869,613

	Corporate Bonds (20.6%)
	Banks (7.1%)
50,000	Abbey National Treasury Services PLC (United Kingdom), 2.045%, due 04/25/14 (1)	47,923
150,000	Bank of America Corp., 1.885%, due 01/30/14 (1)	147,217
50,000	Bank of New York Mellon Corp. (The), 1.7%, due 11/24/14	50,846
30,000	Citigroup, Inc., 6.375%, due 08/12/14	32,476
60,000	Goldman Sachs Group, Inc. (The), 1.527%, due 02/07/14 (1)	58,776
30,000	Goldman Sachs Group, Inc. (The), 3.3%, due 05/03/15	29,979
50,000	JPMorgan Chase Bank N.A., 0.803%, due 06/13/16 (1)	46,519
150,000	Lloyds TSB Bank PLC (United Kingdom), 2.815%, due 01/24/14 (1)	148,879

	Total Banks	562,615

	Diversified Financial Services (0.7%)
50,000	International Lease Finance Corp., (144A), 6.5%, due 09/01/14 (3)	53,000

	Electric (1.1%)
89,422	Mirant Mid-Atlantic Pass-Through Certificate, Series B, 9.125%, due 06/30/17	90,986

	Pipelines (3.2%)
250,000	El Paso Corp., 7.875%, due 06/15/12	251,443

See accompanying notes to financial statements.

TCW Short Term Bond Fund

April 30, 2012

Principal Amount	Fixed Income Securities	Value

	Real Estate (2.7%)
$105,000	Post Apartment Homes LP, 5.45%, due 06/01/12	$105,296
100,000	WEA Finance LLC, (144A), 7.5%, due 06/02/14 (3)	110,172

	Total Real Estate	215,468

	REIT (5.2%)
200,000	Duke Realty LP, 5.4%, due 08/15/14	213,707
30,000	Health Care REIT, Inc., 6%, due 11/15/13	31,821
115,000	Healthcare Realty Trust, Inc., 5.125%, due 04/01/14	119,634
50,000	Liberty Property LP, 6.375%, due 08/15/12	50,650

	Total REIT	415,812

	Telecommunications (0.6%)
50,000	Verizon Communications, Inc., 1.95%, due 03/28/14	51,143

	Total Corporate Bonds (Cost: $1,660,368)	1,640,467

	Municipal Bonds (Cost: $149,005) (2.0%)
150,000	Illinois State Build America Bonds, 4.071%, due 01/01/14	156,050

	U.S. Government Agency Obligations (4.6%)
100,000	Federal Home Loan Bank, 0.5%, due 05/15/14 (5)	99,995
90,000	Federal Home Loan Bank, 0.875%, due 04/10/15	90,015
90,000	Federal Home Loan Bank, 1%, due 04/16/15	90,034
90,000	Federal Home Loan Mortgage Corp., 0.375%, due 04/28/14	90,046

	Total U.S. Government Agency Obligations (Cost: $369,861)	370,090

	U.S. Treasury Securities (4.0%)
134,624	U.S. Treasury Inflation Indexed Notes, 0.625%, due 04/15/13 (4)	137,232
180,000	U.S. Treasury Note, 0.375%, due 03/15/15	180,000

	Total U.S. Treasury Securities (Cost: $316,610)	317,232

	Total Fixed Income Securities (Cost: $6,319,994) (80.6%)	6,410,414

Number of Shares	Money Market Investments
94,000	Dreyfus Institutional Cash Advantage Fund, 0.13% (6)	94,000
94,000	JPMorgan Prime Money Market Fund — Institutional Class, 0.17% (6)	94,000

	Total Money Market Investments (Cost: $188,000) (2.4%)	188,000

See accompanying notes to financial statements.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Short-Term Investments	Value

	Repurchase Agreement (Cost: 150,308) (1.9%)
$150,308	State Street Bank & Trust Company, 0.01%, due 05/01/12 (collateralized by $135,000 U.S. Treasury Bond, 3.75%, due 08/15/41, valued at $153,678) (Total Amount to be Received Upon Repurchase $150,308)	$150,308

	Discount Note (Cost: $999,990) (12.6%)
1,000,000	Federal Home Loan Mortgage Corp., 0.05%, due 05/08/12 (7)	999,990

	U.S. Treasury Security (Cost: $244,992) (3.1%)
245,000	U.S. Treasury Bills, 0.04%, due 05/31/12 (7)	244,992

	Total Short-Term Investments (Cost: $1,395,290) (17.6%)	1,395,290

	Total Investments (Cost: $7,903,284) (100.6%)	7,993,704
	Liabilities in Excess of Other Assets (-0.6%)	(49,136)

	Net Assets (100.0%)	$7,944,568

Notes to the Schedule of Investments:

PAC -	Planned Amortization Class.
REIT -	Real Estate Investment Trust.
TAC -	Target Amortization Class.
(1)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2012.
(2)	All or a portion of this security is segregated to cover open futures contracts, when-issued, delayed-delivery or forward commitments. (Note 2).
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2012, the value of these securities amounted to $163,172 or 2.1% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.
(4)	Interest rate for this security is a stated rate. Interest payments are determined based on the inflation-adjusted principal.
(5)	This security is purchased on a when-issued, delayed delivery or forward commitment basis.
(6)	Rate disclosed, the 7-day net yield, is as of April 30, 2012.
(7)	Rate shown represents yield-to-maturity.

See accompanying notes to financial statements.

TCW Short Term Bond Fund

Investments by Industry (Unaudited)	April 30, 2012

Industry	Percentage of Net Assets
Commercial Mortgage-Backed Securities — Agency	3.2%
Commercial Mortgage-Backed Securities — Non-Agency	4.9
Banks	7.1
Diversified Financial Services	0.7
Electric	1.1
Pipelines	3.2
Real Estate	2.7
REIT	5.2
Residential Mortgage-Backed Securities — Agency	30.4
Residential Mortgage-Backed Securities — Non-Agency	10.9
Telecommunications	0.6
Municipal	2.0
U.S. Government Agency Obligations	4.6
U.S. Treasury Security	4.0
Money Market Investments	2.4
Short-Term Investments	17.6

Total	100.6%

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)

Principal Amount	Fixed Income Securities	Value

	Asset-Backed Securities (2.3% of Net Assets)
$8,355,713	CIT Education Loan Trust (07-1-A), (144A), 0.563%, due 03/25/42 (1)(2)	$7,607,564
16,120,000	Educational Funding of the South, Inc. (11-1-A2), 1.115%, due 04/25/35 (1)	15,091,789
16,675,000	EFS Volunteer LLC (10-1-A2), (144A), 1.315%, due 10/25/35 (1)(2)	15,258,829
18,000,000	Montana Higher Education Student Assistance Corp. (12-1-A3), 1.288%, due 07/20/43 (1)(3)	16,648,432
16,000,000	Panhandle-Plains Higher Education Authority, Inc. (11-1-A3), 1.418%, due 10/01/37 (1)	14,661,890
16,000,000	SLM Student Loan Trust (05-7-A5), 0.555%, due 01/25/40 (1)	13,335,024
15,355,000	SLM Student Loan Trust (06-5-A6C), 0.585%, due 10/25/40 (1)	13,020,751
17,840,000	SLM Student Loan Trust (11-2-A2), 1.438%, due 10/25/34 (1)	17,571,724
18,535,000	U.S. Education Loan Trust LLC (06-2A-A1), (144A), 0.667%, due 03/01/31 (1)(2)	16,409,932

	Total Asset-Backed Securities (Cost: $131,030,582)	129,605,935

	Commercial Mortgage-Backed Securities — Agency (1.9%)
25,890,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K013-A2), 3.974%, due 01/25/21 (1)(4)	28,695,466
13,912,875	Federal National Mortgage Association, Pool #FN0003, 4.301%, due 01/01/21	15,662,096
22,558,306	Federal National Mortgage Association, Pool #AL0600, 4.303%, due 07/01/21	25,388,646
20,010,501	Federal National Mortgage Association, Pool #AL0290, 4.446%, due 04/01/21	22,644,973
14,366,382	Federal National Mortgage Association, Pool #AD0791, 4.761%, due 02/01/20	16,369,300

	Total Commercial Mortgage-Backed Securities — Agency (Cost: $100,852,836)	108,760,481

	Commercial Mortgage-Backed Securities — Non-Agency (5.0%)
14,840,000	Banc of America Commercial Mortgage, Inc. (06-3-A4), 5.889%, due 07/10/44 (1)	16,762,849
1,014,203	Banc of America Commercial Mortgage, Inc. (07-4-A4), 5.916%, due 02/10/51 (1)	1,161,760
4,655,000	Banc of America Large Loan, Inc. (10-UB4-A4A), (144A), 5.035%, due 12/20/41 (1)(2)	4,917,970
24,185,000	Bear Stearns Commercial Mortgage Securities (05-T20-A4A), 5.298%, due 10/12/42 (1)	26,934,764
11,643,550	Credit Suisse Mortgage Capital Certificates (06-C5-A3), 5.311%, due 12/15/39	12,943,122
10,301,320	DBRR Trust (11-LC2-A4A), (144A), 4.537%, due 07/12/44 (1)(2)	11,592,848
38,963,000	Greenwich Capital Commercial Funding Corp. (06-GG7-A4), 6.081%, due 07/10/38 (1)	44,409,638
26,811,600	Greenwich Capital Commercial Funding Corp. (07-GG9-A4), 5.444%, due 03/10/39	29,669,529
32,700,000	GS Mortgage Securities Corp. II (11-GC5-A4), 3.707%, due 08/10/44	34,535,615
16,530,000	JP Morgan Chase Commercial Mortgage Securities Corp. (06-LDP7-A4), 6.064%, due 04/15/45 (1)	18,920,503
1,150,000	Morgan Stanley Capital I Trust (06-IQ12-A4), 5.332%, due 12/15/43	1,300,673
23,803,000	Morgan Stanley Capital I Trust (07-T25-A3), 5.514%, due 11/12/49 (1)	27,097,692
12,935,000	Morgan Stanley Capital I Trust (07-T27-A4), 5.817%, due 06/11/42 (1)	14,990,229
5,905,000	Morgan Stanley Capital I Trust (11-C3-A2), 3.224%, due 07/15/49	6,261,762
3,460,000	Morgan Stanley Capital I Trust (11-C3-A4), 4.118%, due 07/15/49	3,828,765
8,645,000	TIAA Seasoned Commercial Mortgage Trust (07-C4-A3), 5.655%, due 08/15/39 (1)	9,311,573

See accompanying notes to financial statements.

TCW Total Return Bond Fund

April 30, 2012

Principal Amount	Fixed Income Securities	Value

	Commercial Mortgage-Backed Securities — Non-Agency (Continued)
$16,455,000	WF-RBS Commercial Mortgage Trust (11-C5-A4), 3.667%, due 11/15/44	$17,290,519

	Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $260,111,137)	281,929,811

	Residential Mortgage-Backed Securities — Agency (44.7%)
700,117	Federal Home Loan Mortgage Corp. (1829-ZB), 6.5%, due 03/15/26	778,769
345,444	Federal Home Loan Mortgage Corp. (2276-ZA), 7%, due 01/15/31	390,322
1,057,359	Federal Home Loan Mortgage Corp. (2367-ZK), 6%, due 10/15/31	1,183,688
11,368,527	Federal Home Loan Mortgage Corp. (2514-PZ), 5.5%, due 10/15/32 (PAC)	12,739,648
28,170,768	Federal Home Loan Mortgage Corp. (2571-PZ), 5.5%, due 02/15/33 (PAC)	31,505,043
4,449,895	Federal Home Loan Mortgage Corp. (2642-AR), 4.5%, due 07/15/23	4,730,900
4,820,321	Federal Home Loan Mortgage Corp. (2647-OV), 0%, due 07/15/33 (P/O)	4,371,394
1,898,342	Federal Home Loan Mortgage Corp. (2649-KX), 5%, due 07/15/33	1,932,686
15,429,758	Federal Home Loan Mortgage Corp. (2662-MT), 4.5%, due 08/15/33 (TAC)	16,222,944
9,791,000	Federal Home Loan Mortgage Corp. (2666-BD), 4.5%, due 08/15/23	10,389,411
3,863,086	Federal Home Loan Mortgage Corp. (2667-TN), 5%, due 07/15/33	3,951,517
12,216,062	Federal Home Loan Mortgage Corp. (2700-B), 4.5%, due 11/15/23	13,053,328
27,400,290	Federal Home Loan Mortgage Corp. (2752-GZ), 5%, due 02/15/34 (PAC)	31,532,160
23,000,000	Federal Home Loan Mortgage Corp. (2769-LB), 4%, due 03/15/19	24,224,557
1,187,260	Federal Home Loan Mortgage Corp. (2770-UT), 4.5%, due 03/15/19	1,190,545
15,000,000	Federal Home Loan Mortgage Corp. (2773-EG), 4.5%, due 04/15/19 (PAC)	16,156,092
4,607,912	Federal Home Loan Mortgage Corp. (2882-JH), 4.5%, due 10/15/34 (PAC)	4,909,202
1,865,834	Federal Home Loan Mortgage Corp. (2903-PO), 0%, due 11/15/23 (P/O)	1,684,615
1,268,832	Federal Home Loan Mortgage Corp. (2903-ZU), 5%, due 07/15/31	1,274,362
10,000,000	Federal Home Loan Mortgage Corp. (2999-ND), 4.5%, due 07/15/20 (PAC)	10,747,444
10,576,599	Federal Home Loan Mortgage Corp. (3014-YH), 4.5%, due 08/15/35 (TAC)	11,038,499
7,133,367	Federal Home Loan Mortgage Corp. (3045-HZ), 4.5%, due 10/15/35	7,823,047
1,025,352	Federal Home Loan Mortgage Corp. (3057-OS), 11.719%, due 10/15/35 (I/F) (1)	1,029,548
50,000,000	Federal Home Loan Mortgage Corp. (3063-YG), 5.5%, due 11/15/35 (PAC)	58,976,562
4,036,266	Federal Home Loan Mortgage Corp. (3111-HK), 5.75%, due 02/15/36 (PAC)	4,347,526
30,393,210	Federal Home Loan Mortgage Corp. (3114-KZ), 5%, due 02/15/36	35,750,904
18,250,000	Federal Home Loan Mortgage Corp. (3146-GE), 5.5%, due 04/15/26	20,454,885
19,266,792	Federal Home Loan Mortgage Corp. (3149-OD), 0%, due 05/15/36 (P/O)(PAC)	16,893,063
8,126,935	Federal Home Loan Mortgage Corp. (3154-B), 5%, due 08/15/32	8,764,053
49,082,252	Federal Home Loan Mortgage Corp. (3315-S), 6.169%, due 05/15/37 (I/O)(I/F) (1)	6,449,079
20,341,770	Federal Home Loan Mortgage Corp. (3376-SX), 5.799%, due 10/15/37 (I/O)(I/F) (1)	2,688,645
11,937,006	Federal Home Loan Mortgage Corp. (3379-AB), 6%, due 07/15/36	12,670,500
34,989,048	Federal Home Loan Mortgage Corp. (3410-IS), 6.029%, due 02/15/38 (I/O)(I/F) (1)	4,811,928
24,456,031	Federal Home Loan Mortgage Corp. (3424-BI), 6.559%, due 04/15/38 (I/O)(I/F) (1)	4,296,634
7,964,490	Federal Home Loan Mortgage Corp. (3512-AY), 4%, due 02/15/24	8,898,934
14,625,235	Federal Home Loan Mortgage Corp. (3519-SH), 5.259%, due 07/15/37 (I/O)(I/F) (1)	1,832,048

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value

	Residential Mortgage-Backed Securities — Agency (Continued)
$60,227,920	Federal Home Loan Mortgage Corp. (3531-SC), 6.059%, due 05/15/39 (I/O) (I/F) (1)	$8,633,178
13,435,670	Federal Home Loan Mortgage Corp. (3541-SA), 6.509%, due 06/15/39 (I/O) (I/F) (1)	1,459,325
50,490,390	Federal Home Loan Mortgage Corp. (3550-GS), 6.509%, due 07/15/39 (I/O) (I/F) (1)	7,747,119
12,791,741	Federal Home Loan Mortgage Corp. (3551-VZ), 5.5%, due 12/15/32	14,503,741
37,500,000	Federal Home Loan Mortgage Corp. (3557-NB), 4.5%, due 07/15/29	41,515,137
19,487,669	Federal Home Loan Mortgage Corp. (3557-KB), 4.5%, due 07/15/29	21,301,429
24,666,667	Federal Home Loan Mortgage Corp. (3558-KB), 4%, due 08/15/29	26,640,861
45,000,000	Federal Home Loan Mortgage Corp. (3563-BD), 4%, due 08/15/24	48,055,396
25,000,000	Federal Home Loan Mortgage Corp. (3565-XB), 4%, due 08/15/24	27,133,002
6,756,937	Federal Home Loan Mortgage Corp. (3575-D), 4.5%, due 03/15/37	7,202,473
20,115,000	Federal Home Loan Mortgage Corp. (3626-MD), 5%, due 01/15/38 (PAC)	22,544,942
21,317,000	Federal Home Loan Mortgage Corp. (3645-KH), 5.5%, due 08/15/36	22,378,686
20,025,406	Federal Home Loan Mortgage Corp. (3719-PJ), 4.5%, due 09/15/40 (PAC)	22,310,537
8,596,502	Federal Home Loan Mortgage Corp. (3770-ZB), 5%, due 12/15/40	9,381,696
58,765,668	Federal Home Loan Mortgage Corp. (3788-SB), 6.239%, due 01/15/41 (I/O) (I/F) (1)	9,061,666
10,775,197	Federal Home Loan Mortgage Corp. (3885-PO), 0%, due 11/15/33 (P/O) (PAC)	9,951,064
10,470,000	Federal Home Loan Mortgage Corp. (3930-KE), 4%, due 09/15/41 (PAC)	11,050,736
656,115	Federal Home Loan Mortgage Corp., Pool #1B2650, 2.582%, due 11/01/34 (1)	699,094
10,216	Federal Home Loan Mortgage Corp., Pool #755183, 10.046%, due 12/01/15 (1)	10,310
91,732	Federal Home Loan Mortgage Corp., Pool #755363, 2.449%, due 09/01/30 (1)	96,860
116,061	Federal Home Loan Mortgage Corp., Pool #789924, 2.349%, due 11/01/32 (1)	126,074
6,266	Federal Home Loan Mortgage Corp., Pool #846317, 2.349%, due 08/01/26 (1)	6,451
46,622	Federal Home Loan Mortgage Corp., Pool #846510, 2.353%, due 04/01/25 (1)	49,107
90,463	Federal Home Loan Mortgage Corp., Pool #846732, 2.299%, due 01/01/30 (1)	92,622
20,004,465	Federal Home Loan Mortgage Corp., Pool #A88591, 5%, due 09/01/39	21,937,319
69,140,350	Federal Home Loan Mortgage Corp., Pool #A91162, 5%, due 02/01/40	77,075,283
21,269,847	Federal Home Loan Mortgage Corp., Pool #A92195, 5%, due 05/01/40	23,597,898
41,262,335	Federal Home Loan Mortgage Corp., Pool #A97038, 4%, due 02/01/41	44,020,140
44,510	Federal Home Loan Mortgage Corp., Pool #B15322, 5%, due 07/01/19	48,205
38,257	Federal Home Loan Mortgage Corp., Pool #B15490, 5%, due 07/01/19	41,433
144,006	Federal Home Loan Mortgage Corp., Pool #B15557, 5%, due 07/01/19	155,963
67,493	Federal Home Loan Mortgage Corp., Pool #B15802, 5%, due 07/01/19	73,097
247,442	Federal Home Loan Mortgage Corp., Pool #C90552, 6%, due 06/01/22	274,669
1,169,627	Federal Home Loan Mortgage Corp., Pool #G01959, 5%, due 12/01/35	1,266,189
65,826,580	Federal Home Loan Mortgage Corp., Pool #G06173, 4%, due 11/01/40	70,692,864
1,702,569	Federal Home Loan Mortgage Corp., Pool #G11678, 4.5%, due 04/01/20	1,829,268
4,184,504	Federal Home Loan Mortgage Corp., Pool #G12635, 5.5%, due 03/01/22	4,549,122
5,224,383	Federal Home Loan Mortgage Corp., Pool #G12702, 4.5%, due 09/01/20	5,613,164
5,895,307	Federal Home Loan Mortgage Corp., Pool #G13390, 6%, due 01/01/24	6,390,681
46,516	Federal Home Loan Mortgage Corp., Pool #G30194, 6.5%, due 04/01/21	52,468
11,588,846	Federal Home Loan Mortgage Corp., Pool #G30450, 6%, due 01/01/29	12,813,280

See accompanying notes to financial statements.

TCW Total Return Bond Fund

April 30, 2012

Principal Amount	Fixed Income Securities	Value

	Residential Mortgage-Backed Securities — Agency (Continued)
$11,675,563	Federal Home Loan Mortgage Corp., Pool #G30452, 6%, due 10/01/28	$12,909,159
16,746,735	Federal Home Loan Mortgage Corp., Pool #G30454, 5%, due 05/01/29	18,196,898
935,522	Federal Home Loan Mortgage Corp., Pool #H82001, 5.5%, due 07/01/37	1,011,131
45,739,481	Federal Home Loan Mortgage Corp., Pool #J13884, 3.5%, due 12/01/25	48,624,404
12,266,384	Federal Home Loan Mortgage Corp., Pool #N70081, 5.5%, due 07/01/38	13,400,518
17,039,107	Federal Home Loan Mortgage Corp., Pool #P51350, 5%, due 03/01/36	18,264,325
51,555,000	Federal Home Loan Mortgage Corp., TBA, 2.5% (5)	52,731,098
21,724,747	Federal Home Loan Mortgage Corp. (R002-ZA), 5.5%, due 06/15/35	24,650,312
1,029,147	Federal National Mortgage Association (01-40-Z), 6%, due 08/25/31	1,138,733
8,430,694	Federal National Mortgage Association (03-112-AN), 4%, due 11/25/18	8,857,378
4,051,927	Federal National Mortgage Association (03-117-TG), 4.75%, due 08/25/33 (PAC)	4,415,718
23,740,173	Federal National Mortgage Association (03-54-PG), 5.5%, due 09/25/32 (PAC)	24,778,832
2,311,817	Federal National Mortgage Association (04-52-SW), 6.861%, due 07/25/34 (I/O) (I/F) (1)	340,399
9,638,649	Federal National Mortgage Association (04-65-LT), 4.5%, due 08/25/24	10,295,017
8,000,000	Federal National Mortgage Association (04-68-LC), 5%, due 09/25/29	8,853,489
39,155,112	Federal National Mortgage Association (05-117-LC), 5.5%, due 11/25/35 (PAC)	42,724,187
21,822,322	Federal National Mortgage Association (07-20-SI), 6.211%, due 03/25/37 (I/O) (I/F) (1)	2,831,217
22,234,883	Federal National Mortgage Association (07-21-SE), 6.201%, due 03/25/37 (I/O) (I/F) (1)	3,353,652
417,357	Federal National Mortgage Association (07-33-KP), 5.5%, due 04/25/37 (TAC)	418,673
28,517,891	Federal National Mortgage Association (07-56-SG), 6.171%, due 06/25/37 (I/O) (I/F) (1)	3,822,433
61,255,568	Federal National Mortgage Association (07-58-SV), 6.511%, due 06/25/37 (I/O) (I/F) (1)	8,343,027
7,627,295	Federal National Mortgage Association (07-61-AB), 6%, due 01/25/36	7,989,691
3,422,033	Federal National Mortgage Association (07-64-AN), 6%, due 09/25/36	3,603,827
13,588,577	Federal National Mortgage Association (07-65-S), 6.361%, due 07/25/37 (I/O) (I/F) (1)	1,730,027
18,391,591	Federal National Mortgage Association (07-74-AC), 5%, due 08/25/37	20,250,147
3,575,124	Federal National Mortgage Association (07-88-FY), 0.698%, due 09/25/37 (1)	3,577,502
48,944,510	Federal National Mortgage Association (07-103-AI), 6.261%, due 03/25/37 (I/O) (I/F) (1)	7,034,207
29,468,272	Federal National Mortgage Association (07-B2-ZA), 5.5%, due 06/25/37	34,436,275
49,380,210	Federal National Mortgage Association (08-1-AI), 6.011%, due 05/25/37 (I/O) (I/F) (1)	5,756,987
29,628,527	Federal National Mortgage Association (08-13-SB), 6.001%, due 03/25/38 (I/O) (I/F) (1)	4,418,858
40,369,004	Federal National Mortgage Association (08-23-SB), 6.611%, due 04/25/38 (I/O) (I/F) (1)	6,610,832
11,883,413	Federal National Mortgage Association (08-35-SD), 6.211%, due 05/25/38 (I/O) (I/F) (1)	1,690,782
65,730,417	Federal National Mortgage Association (08-66-SG), 5.831%, due 08/25/38 (I/O) (I/F) (1)	8,726,166

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value

	Residential Mortgage-Backed Securities — Agency (Continued)
$34,380,848	Federal National Mortgage Association (08-68-SA), 5.731%, due 08/25/38 (I/O) (I/F) (1)	$4,742,139
8,153,639	Federal National Mortgage Association (09-26-KB), 4%, due 04/25/24	8,904,024
34,241,450	Federal National Mortgage Association (09-3-SH), 5.211%, due 06/25/37 (I/O) (I/F) (1)	3,811,834
11,113,413	Federal National Mortgage Association (09-47-SV), 6.511%, due 07/25/39 (I/O) (I/F) (1)	1,406,077
31,951,911	Federal National Mortgage Association (09-51-SA), 6.511%, due 07/25/39 (I/O) (I/F) (1)	5,408,541
16,243,513	Federal National Mortgage Association (09-6-SD), 5.311%, due 02/25/39 (I/O) (I/F) (1)	2,018,624
19,700,000	Federal National Mortgage Association (09-68-KB), 4%, due 09/25/24	21,293,113
26,860,368	Federal National Mortgage Association (09-71-LB), 4%, due 09/25/29	28,947,365
34,000,000	Federal National Mortgage Association (09-72-AC), 4%, due 09/25/29	36,862,797
9,413,782	Federal National Mortgage Association (09-72-JS), 7.011%, due 09/25/39 (I/O) (I/F) (1)	1,072,572
53,509,445	Federal National Mortgage Association (09-89-BZ), 4.5%, due 11/25/39 (4)	57,252,896
38,644,624	Federal National Mortgage Association (09-91-DZ), 4.5%, due 11/25/39 (4)	41,474,535
58,601,839	Federal National Mortgage Association (10-99-NI), 6%, due 09/25/40 (I/O)	10,588,696
34,809,218	Federal National Mortgage Association (11-51-TC), 5.5%, due 06/25/41 (I/F) (1)	38,200,906
111,924	Federal National Mortgage Association (G92-29-J), 8%, due 07/25/22	128,300
293,462	Federal National Mortgage Association (93-202-SZ), 10%, due 11/25/23 (I/F) (PAC) (1)	311,685
1,746,148	Federal National Mortgage Association (95-21-C), 0%, due 05/25/24 (P/O)	1,597,844
50,000,000	Federal National Mortgage Association (11-111-DB), 4%, due 11/25/41	50,594,240
38,721	Federal National Mortgage Association, Pool #124410, 2.241%, due 07/01/22 (1)	39,954
286,734	Federal National Mortgage Association, Pool #254442, 5.5%, due 09/01/17	311,917
757,253	Federal National Mortgage Association, Pool #254634, 5.5%, due 02/01/23	831,889
13,228,770	Federal National Mortgage Association, Pool #257536, 5%, due 01/01/29	14,382,929
10,926,776	Federal National Mortgage Association, Pool #310033, 6%, due 07/01/47	12,059,148
46,409	Federal National Mortgage Association, Pool #348025, 2.295%, due 06/01/26 (1)	47,523
25,388,670	Federal National Mortgage Association, Pool #555424, 5.5%, due 05/01/33	27,988,034
2,706,899	Federal National Mortgage Association, Pool #555811, 4%, due 10/01/18	2,884,073
143,033	Federal National Mortgage Association, Pool #655819, 2.225%, due 08/01/32 (1)	145,020
78,244	Federal National Mortgage Association, Pool #661856, 2.411%, due 10/01/32 (1)	78,006
1,141,620	Federal National Mortgage Association, Pool #671133, 5.292%, due 02/01/33 (1)	1,219,517
266,143	Federal National Mortgage Association, Pool #672272, 2.473%, due 12/01/32 (1)	283,091
541,533	Federal National Mortgage Association, Pool #676766, 2.462%, due 01/01/33 (1)	575,762
368,903	Federal National Mortgage Association, Pool #687847, 2.598%, due 02/01/33 (1)	393,269
1,553,943	Federal National Mortgage Association, Pool #692104, 5.06%, due 02/01/33 (1)	1,658,009
839,875	Federal National Mortgage Association, Pool #699866, 2.668%, due 04/01/33 (1)	899,403
455,318	Federal National Mortgage Association, Pool #704454, 2.61%, due 05/01/33 (1)	477,136
767,300	Federal National Mortgage Association, Pool #708820, 4.492%, due 06/01/33 (1)	821,346
1,372,571	Federal National Mortgage Association, Pool #725275, 4%, due 03/01/19	1,470,481

See accompanying notes to financial statements.

TCW Total Return Bond Fund

April 30, 2012

Principal Amount	Fixed Income Securities	Value

	Residential Mortgage-Backed Securities — Agency (Continued)
$438,221	Federal National Mortgage Association, Pool #728824, 2.336%, due 07/01/33 (1)	$469,042
2,423,848	Federal National Mortgage Association, Pool #734384, 5.5%, due 07/01/33	2,636,929
81,381	Federal National Mortgage Association, Pool #785677, 5%, due 07/01/19	88,726
1,063,152	Federal National Mortgage Association, Pool #821915, 2.449%, due 06/01/35 (1)	1,115,949
4,062,861	Federal National Mortgage Association, Pool #888593, 7%, due 06/01/37	4,609,747
23,684,466	Federal National Mortgage Association, Pool #889117, 5%, due 10/01/35	25,762,408
49,741,381	Federal National Mortgage Association, Pool #889583, 5%, due 07/01/36	54,082,093
13,381,299	Federal National Mortgage Association, Pool #934103, 5%, due 07/01/38	14,406,589
13,389,538	Federal National Mortgage Association, Pool #957876, 4.632%, due 05/01/18 (1)	13,892,801
12,866,347	Federal National Mortgage Association, Pool #979563, 5%, due 04/01/28	13,988,886
4,992,168	Federal National Mortgage Association, Pool #995040, 5%, due 06/01/23	5,410,002
18,009,725	Federal National Mortgage Association, Pool #995425, 6%, due 01/01/24	19,695,323
18,399,799	Federal National Mortgage Association, Pool #995573, 6%, due 01/01/49	20,131,250
29,425,144	Federal National Mortgage Association, Pool #995953, 6%, due 11/01/28	32,598,693
19,445,239	Federal National Mortgage Association, Pool #995954, 6%, due 03/01/29	21,530,286
13,403,221	Federal National Mortgage Association, Pool #AA3303, 5.5%, due 06/01/38	14,561,972
92,688,854	Federal National Mortgage Association, Pool #AB1617, 4%, due 10/01/40	99,669,484
76,706,977	Federal National Mortgage Association, Pool #AB4044, 3.5%, due 12/01/41	79,925,073
16,521,507	Federal National Mortgage Association, Pool #AC1602, 4.5%, due 09/01/29	17,709,959
44,690,718	Federal National Mortgage Association, Pool #AE0588, 6%, due 08/01/37	50,191,233
33,741,981	Federal National Mortgage Association, Pool #MA0171, 4.5%, due 09/01/29	36,429,476
23,560,836	Federal National Mortgage Association, Pool #MA0843, 4.5%, due 09/01/41	25,261,756
65,650,130	Government National Mortgage Association (10-116-MP), 3.5%, due 09/16/40 (PAC)	69,104,502
2,340,155	Government National Mortgage Association (03-42-SH), 6.31%, due 05/20/33 (I/O) (I/F) (1)	397,088
56,542,095	Government National Mortgage Association (10-20-SE), 6.01%, due 02/20/40 (I/O) (1)	9,851,329
15,214,700	Government National Mortgage Association (11-70-BO), 0%, due 05/20/41 (P/O)	9,442,316
41,472,251	Government National Mortgage Association, Pool #782902, 4.5%, due 02/15/40	46,042,298
729,984	Government National Mortgage Association II, Pool #80963, 1.625%, due 07/20/34 (1)	756,685
107,725	Government National Mortgage Association II, Pool #631700, 7%, due 09/20/34	122,262
50,530,000	Government National Mortgage Association II, TBA, 3.5% (5)	53,190,718

	Total Residential Mortgage-Backed Securities — Agency (Cost: $2,321,833,256)	2,522,120,502

	Residential Mortgage-Backed Securities — Non-Agency (35.9%)
41,609,000	Accredited Mortgage Loan Trust (06-1-A4), 0.518%, due 04/25/36 (1)	15,072,486
4,000,000	Accredited Mortgage Loan Trust (06-2-A4), 0.498%, due 09/25/36 (1)	1,295,467
26,419,883	ACE Securities Corp. (07-ASP1-A2C), 0.498%, due 03/25/37 (1)	11,021,495
14,200,406	ACE Securities Corp. (07-ASP1-A2D), 0.618%, due 03/25/37 (1)	5,996,854
4,389,852	Adjustable Rate Mortgage Trust (04-5-3A1), 2.744%, due 04/25/35 (1)	4,045,646
14,723,542	Adjustable Rate Mortgage Trust (05-12-2A1), 3.023%, due 03/25/36 (1)	9,100,397
64,289,000	Adjustable Rate Mortgage Trust (06-2-1A4), 5.409%, due 05/25/36 (1)	44,100,602
8,566,453	Adjustable Rate Mortgage Trust (07-1-5A1), 0.388%, due 03/25/37 (1)(6)	3,565,331

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value

	Residential Mortgage-Backed Securities — Non-Agency (Continued)
$10,141,201	American Home Mortgage Assets (05-2-2A1A), 3.059%, due 01/25/36 (1)(6)	$5,619,569
3,076,915	American Home Mortgage Assets (06-3-2A11), 0.94%, due 10/25/46 (1)	1,586,854
58,540,862	American Home Mortgage Assets (07-1-A1), 0.858%, due 02/25/47 (1)	26,182,863
50,202,200	Asset-Backed Securities Corp. Home Equity (06-HE7-A4), 0.378%, due 11/25/36 (1)	22,840,962
52,114,000	Asset-Backed Securities Corp. Home Equity (07-HE1-A4), 0.378%, due 12/25/36 (1)	23,090,030
1,103,190	Banc of America Funding Corp. (04-B-3A1), 2.835%, due 12/20/34 (1)	684,657
4,344,413	Banc of America Funding Corp. (05-B-3A1B), 0.549%, due 04/20/35 (1)	3,283,611
2,682,247	Banc of America Funding Corp. (06-7-1A4), 6%, due 09/25/36 (TAC) (1)	2,403,530
24,294,000	Banc of America Funding Corp. (06-D-1A2), 0.519%, due 05/20/36 (1)	5,319,997
351,832	Banc of America Funding Corp. (06-D-2A1), 2.863%, due 05/20/36 (1)	202,571
6,153,057	Banc of America Funding Corp. (06-D-3A1), 2.951%, due 05/20/36 (1)	4,576,994
20,826,620	Banc of America Funding Corp. (06-G-2A3), 0.409%, due 07/20/36 (1)	19,785,931
5,530,998	Banc of America Funding Corp. (09-R14A-2A), (144A), 14.558%, due 07/26/35 (I/F) (1)(2)(7)	5,984,840
9,136,818	BCAP LLC Trust (11-RR2-3A6), (144A), 2.989%, due 11/21/35 (1)(2)	7,909,981
1,967,769	BCAP LLC Trust (11-RR3-1A5), (144A), 4.533%, due 05/27/37 (1)(2)	1,899,039
2,345,354	BCAP LLC Trust (11-RR3-5A3), (144A), 5.094%, due 11/27/37 (1)(2)	2,065,000
9,933,842	BCAP LLC Trust (11-RR4-1A3), (144A), 3.031%, due 03/26/36 (1)(2)	9,231,122
9,115,352	BCAP LLC Trust (11-RR4-2A3), (144A), 4.312%, due 06/26/47 (1)(2)	8,780,472
16,236,561	BCAP LLC Trust (11-RR4-3A3), (144A), 5.531%, due 07/26/36 (1)(2)	14,452,991
18,067,979	BCAP LLC Trust (11-RR5-1A3), (144A), 2.752%, due 03/26/37 (1)(2)	16,261,181
4,515,628	BCAP LLC Trust (11-RR5-2A3), (144A), 4.71%, due 06/26/37 (1)(2)	4,201,341
2,280,582	Bear Stearns Adjustable Rate Mortgage Trust (04-12-1A1), 2.817%, due 02/25/35 (1)	1,644,762
7,584,757	Bear Stearns Adjustable Rate Mortgage Trust (06-2-2A1), 2.808%, due 07/25/36 (1)(6)	4,366,120
2,184,967	Bear Stearns Alt-A Trust (06-3-1A1), 0.428%, due 05/25/36 (1)(6)	1,036,754
11,497,618	Bear Stearns Alt-A Trust (06-3-23A1), 2.981%, due 05/25/36 (1)(6)	5,172,540
1,475,286	Bear Stearns Alt-A Trust (06-4-32A1), 2.759%, due 07/25/36 (1)(6)	621,592
3,943,296	Bear Stearns Alt-A Trust (06-8-1A1), 0.398%, due 06/25/46 (1)(6)	1,606,231
17,457,968	Bear Stearns Alt-A Trust (06-8-2A1), 2.834%, due 08/25/46 (1)(6)	8,025,585
1,270,499	Bear Stearns Mortgage Funding Trust (06-AR3-1A1), 0.418%, due 10/25/36 (1)	647,265
5,221,821	Bear Stearns Mortgage Funding Trust (07-AR4-1A1), 0.438%, due 09/25/47 (1)	3,281,937
49,000,000	Carrington Mortgage Loan Trust (07-RFC1-A2), 0.338%, due 12/25/36 (1)	17,609,816
6,702,766	Chaseflex Trust (05-1-1A5), 6.5%, due 02/25/35	5,909,922
24,227,000	Chaseflex Trust (06-1-A3), 6.229%, due 06/25/36 (1)	20,284,041
5,399,302	Citicorp Mortgage Securities, Inc. (07-4-3A1), 5.5%, due 05/25/37	4,908,382
14,859,386	Citicorp Residential Mortgage Securities, Inc. (06-2-A4), 5.775%, due 09/25/36 (1)	14,418,196
8,871,262	Citigroup Mortgage Loan Trust, Inc. (07-12-2A1), (144A), 6.5%, due 10/25/36 (2)	5,910,132
4,418,924	CitiMortgage Alternative Loan Trust (05-A1-2A1), 5%, due 07/25/20	4,273,272
395,053	Countrywide Alternative Loan Trust (05-24-4A1), 0.469%, due 07/20/35 (1)	254,849
1,663,101	Countrywide Alternative Loan Trust (05-27-1A2), 1.558%, due 08/25/35 (1)	951,423
10,796,799	Countrywide Alternative Loan Trust (05-76-1A1), 1.638%, due 01/25/36 (1)	7,291,802

See accompanying notes to financial statements.

TCW Total Return Bond Fund

April 30, 2012

Principal Amount	Fixed Income Securities	Value

	Residential Mortgage-Backed Securities — Non-Agency (Continued)
$754,325	Countrywide Alternative Loan Trust (05-84-1A1), 2.932%, due 02/25/36 (1)(6)	$398,715
4,343,288	Countrywide Alternative Loan Trust (05-J1-2A1), 5.5%, due 02/25/25	4,125,019
2,548,230	Countrywide Alternative Loan Trust (05-J5-1A1), 0.538%, due 05/25/35 (1)	2,285,974
9,094,532	Countrywide Alternative Loan Trust (06-39CB-1A6), 0.838%, due 01/25/37 (1)(6)	4,503,640
6,858,871	Countrywide Alternative Loan Trust (06-J3-3A1), 5.5%, due 04/25/21 (6)	6,416,893
9,208,513	Countrywide Alternative Loan Trust (06-OA6-1A1A), 0.448%, due 07/25/46 (1)	5,409,744
12,551,431	Countrywide Alternative Loan Trust (06-OC3-2A3), 0.528%, due 05/25/36 (1)(6)	3,703,187
4,561,009	Countrywide Alternative Loan Trust (07-16CB-3A1), 6.75%, due 08/25/37 (6)	2,410,379
29,788,340	Countrywide Alternative Loan Trust (07-19-1A34), 6%, due 08/25/37	20,844,564
16,147,459	Countrywide Alternative Loan Trust (07-9T1-2A3), 6%, due 05/25/37	10,671,532
6,652,907	Countrywide Alternative Loan Trust (07-9T1-3A1), 5.5%, due 05/25/22 (6)	5,560,017
386,767	Countrywide Home Loans Mortgage Pass Through Trust (03-J4-1A1), 4.5%, due 06/25/33 (PAC)	387,826
39,713,090	Countrywide Home Loans Mortgage Pass Through Trust (04-13-1A3), 5.5%, due 08/25/34	39,737,951
27,328,153	Countrywide Home Loans Mortgage Pass Through Trust (05-9-1A1), 0.538%, due 05/25/35 (1)	18,532,450
14,027,550	Countrywide Home Loans Mortgage Pass Through Trust (06-HYB3-1A1B), 2.989%, due 05/20/36 (1)(6)	7,337,264
9,900,667	Countrywide Home Loans Mortgage Pass Through Trust (06-HYB5-1A1), 2.838%, due 09/20/36 (1)	5,593,048
31,592,633	Countrywide Home Loans Mortgage Pass Through Trust (07-1-A8), 6%, due 03/25/37	28,810,428
10,221,378	Countrywide Home Loans Mortgage Pass Through Trust (07-10-A21), 6%, due 07/25/37 (TAC) (6)	7,633,929
24,197,387	Countrywide Home Loans Mortgage Pass Through Trust (07-8-1A24), 6%, due 01/25/38 (6)	19,592,624
436,442	Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA), 5.75%, due 04/22/33	454,118
16,581,782	Credit Suisse First Boston Mortgage Securities Corp. (05-12-1A1), 6.5%, due 01/25/36 (6)	10,535,667
5,821,852	Credit Suisse First Boston Mortgage Securities Corp. (05-8-5A1), 18.868%, due 09/25/35 (I/F) (1)(7)	6,349,691
18,398,535	Credit Suisse Mortgage Capital Certificates (06-6-1A1), 0.738%, due 07/25/36 (TAC) (1)(6)	9,507,333
19,150,733	Credit Suisse Mortgage Capital Certificates (06-9-5A1), 5.5%, due 11/25/36	16,521,893
29,076,303	Credit Suisse Mortgage Capital Certificates (06-9-6A14), 6%, due 11/25/36 (6)	24,532,230
21,739,449	Credit Suisse Mortgage Capital Certificates (07-1-1A6A), 5.863%, due 02/25/37 (1)	11,540,021
11,647,773	Credit Suisse Mortgage Capital Certificates (07-1-5A4), 6%, due 02/25/37 (6)	9,016,739
34,175,609	Credit Suisse Mortgage Capital Certificates (07-2-3A4), 5.5%, due 03/25/37	30,939,349
16,584,870	Credit-Based Asset Servicing and Securitization LLC (06-CB6-A1), 0.318%, due 07/25/36 (1)	8,995,036
31,942,090	Credit-Based Asset Servicing and Securitization LLC (06-CB7-A4), 0.398%, due 10/25/36 (1)	12,551,836

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value

	Residential Mortgage-Backed Securities — Non-Agency (Continued)
$3,471,131	Credit-Based Asset Servicing and Securitization LLC (07-CB4-A2A), 5.844%, due 04/25/37 (1)	$3,449,027
17,907,353	CSAB Mortgage Backed Trust (06-2-A6A), 5.72%, due 09/25/36 (1)	12,329,819
1,130,551	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust (06-AR6-A6), 0.428%, due 02/25/37 (1)	597,193
1,186,658	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust (07-AR1-A2), 0.418%, due 01/25/47 (1)(6)	519,766
42,169,216	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust (07-AR3-2A2A), 0.418%, due 06/25/37 (1)	27,896,075
48,886,593	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust (07-AR3-2A4), 0.588%, due 06/25/37 (1)(6)	10,186,358
10,705,606	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust (07-OA2-A1), 0.928%, due 04/25/47 (1)	6,926,784
2,473,819	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust (07-OA3-A1), 0.378%, due 07/25/47 (1)	1,525,032
4,468,762	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust (07-OA4-1A1A), 0.428%, due 08/25/47 (1)	2,526,901
18,328,626	Downey Savings & Loan Association Mortgage Loan Trust (06-AR2-2A1A), 0.439%, due 10/19/36 (1)	11,732,355
7,750,000	Fieldstone Mortgage Investment Corp. (07-1-2A2), 0.508%, due 04/25/47 (1)	2,836,472
24,265,295	First Franklin Mortgage Loan Asset Backed Certificates (06-FF13-A2D), 0.478%, due 10/25/36 (1)	10,206,201
46,145,000	First Franklin Mortgage Loan Asset Backed Certificates (06-FF18-A2C), 0.398%, due 12/25/37 (1)	19,175,702
21,079,000	First Franklin Mortgage Loan Asset Backed Certificates (06-FF18-A2D), 0.448%, due 12/25/37 (1)	9,154,905
9,500,000	First Franklin Mortgage Loan Asset Backed Certificates (07-FF1-A2C), 0.378%, due 01/25/38 (1)	4,150,351
14,000,000	First Franklin Mortgage Loan Asset Backed Certificates (07-FF1-A2D), 0.458%, due 01/25/38 (1)	6,151,306
15,007,692	Fremont Home Loan Trust (05-E-2A4), 0.568%, due 01/25/36 (1)	5,837,799
21,137,068	Fremont Home Loan Trust (06-1-2A3), 0.418%, due 04/25/36 (1)	16,162,290
42,692,000	Fremont Home Loan Trust (06-2-2A3), 0.408%, due 02/25/36 (1)	21,999,721
21,500,000	Fremont Home Loan Trust (06-3-2A4), 0.478%, due 02/25/37 (1)	9,519,680
16,562,117	Fremont Home Loan Trust (06-D-2A2), 0.368%, due 11/25/36 (1)	6,958,429
2,465,022	GMAC Mortgage Corp. Loan Trust (05-AR1-3A), 3.232%, due 03/18/35 (1)	2,165,041
1,224,797	Greenpoint Mortgage Funding Trust (05-AR3-1A1), 0.478%, due 08/25/45 (1)	771,645
4,901,992	Greenpoint Mortgage Funding Trust (07-AR1-1A1A), 0.318%, due 02/25/47 (1)(6)	3,969,422
16,658,278	GSAA Home Equity Trust (06-13-AF4), 6.118%, due 07/25/36 (1)	9,992,688
19,262,758	GSAA Home Equity Trust (06-15-AF5), 6.191%, due 09/25/36 (1)	10,159,583
4,946,826	GSAA Home Equity Trust (06-16-A1), 0.298%, due 10/25/36 (1)	2,086,161
4,020,287	GSAA Home Equity Trust (06-19-A1), 0.328%, due 12/25/36 (1)	1,717,937
2,815,412	GSAA Home Equity Trust (07-4-A1), 0.338%, due 03/25/37 (1)	1,137,187
29,543,898	GSAA Home Equity Trust (07-6-1A2), 0.458%, due 05/25/47 (1)	16,507,751
9,590,110	GSAA Home Equity Trust (07-6-A4), 0.538%, due 05/25/47 (1)	5,833,086

See accompanying notes to financial statements.

TCW Total Return Bond Fund

April 30, 2012

Principal Amount	Fixed Income Securities	Value

	Residential Mortgage-Backed Securities — Non-Agency (Continued)
$36,149,190	GSAMP Trust (06-HE5-A2C), 0.388%, due 08/25/36 (1)	$14,824,002
10,000,000	GSAMP Trust (06-HE6-A3), 0.388%, due 08/25/36 (1)	3,558,825
40,000,000	GSR Mortgage Loan Trust (07-3F-3A7), 6%, due 05/25/37	37,286,080
2,489,215	Harborview Mortgage Loan Trust (04-10-3A1A), 2.772%, due 01/19/35 (1)	1,947,532
9,587,901	Harborview Mortgage Loan Trust (06-10-2A1A), 0.419%, due 11/19/36 (1)	5,772,846
41,843,415	Harborview Mortgage Loan Trust (06-8-2A1A), 0.429%, due 07/21/36 (1)	26,423,196
19,287,869	Household Home Equity Loan Trust (06-2-A1), 0.389%, due 03/20/36 (1)	17,973,256
8,793,879	HSBC Asset Loan Obligation (07-AR1-2A1), 2.77%, due 01/25/37 (1)(6)	5,148,095
12,947,760	HSI Asset Securitization Corp. Trust (06-NC1-2A), 0.458%, due 11/25/35 (1)	6,914,702
18,618,000	HSI Asset Securitization Corp. Trust (07-OPT1-2A2), 0.348%, due 12/25/36 (1)	11,284,128
164,990	Impac CMB Trust (05-1-1A1), 0.758%, due 04/25/35 (1)	129,432
2,739,591	Indymac Index Mortgage Loan Trust (04-AR9-4A), 2.608%, due 11/25/34 (1)	1,774,822
15,202,467	Indymac Index Mortgage Loan Trust (05-AR23-6A1), 5.032%, due 11/25/35 (1)	11,199,685
11,107,449	Indymac Index Mortgage Loan Trust (05-AR7-2A1), 2.549%, due 06/25/35 (1)	7,126,517
9,749,162	Indymac Index Mortgage Loan Trust (06-AR19-4A1), 4.578%, due 08/25/36 (1)(6)	5,833,730
20,182,049	Indymac Index Mortgage Loan Trust (06-AR39-A1), 0.418%, due 02/25/37 (1)(6)	10,292,130
50,762	Indymac Index Mortgage Loan Trust (07-AR11-1A1), 4.432%, due 06/25/37 (1)(6)	24,911
19,199,338	Indymac Index Mortgage Loan Trust (07-AR13-4A1), 6.449%, due 07/01/37 (1)(6)	7,444,086
11,958,497	Indymac Index Mortgage Loan Trust (07-AR5-1A1), 3.319%, due 05/25/37 (1)(6)	5,102,994
32,912,227	Indymac Index Mortgage Loan Trust (07-AR5-2A1), 3.239%, due 05/25/37 (1)(6)	17,964,086
19,394,714	JP Morgan Alternative Loan Trust (06-A2-5A1), 5.498%, due 05/25/36 (1)(6)	12,080,114
29,457,280	JP Morgan Alternative Loan Trust (06-A4-A8), 6.2%, due 09/25/36 (1)	23,363,541
16,091,484	JP Morgan Alternative Loan Trust (08-R4-1A1), (144A), 6%, due 12/27/36 (2)	13,073,260
10,143,000	JP Morgan Mortgage Acquisition Corp. (06-CH2-AF4), 5.763%, due 10/25/36 (1)	5,900,782
8,199,083	JP Morgan Mortgage Acquisition Corp. (06-WMC3-A4), 0.388%, due 08/25/36 (1)	2,692,915
14,886,476	JP Morgan Mortgage Acquisition Corp. (06-WMC3-A5), 0.478%, due 08/25/36 (1)	4,884,893
28,257,000	JP Morgan Mortgage Acquisition Corp. (07-CH4-A4), 0.398%, due 01/25/36 (1)	12,841,563
1,234,411	JP Morgan Mortgage Trust (05-A6-7A1), 2.726%, due 08/25/35 (1)	960,766
1,977,917	JP Morgan Mortgage Trust (06-A4-1A4), 2.819%, due 06/25/36 (1)	1,396,064
2,079,186	Lehman Mortgage Trust (05-1-4A3), 0.588%, due 11/25/35 (1)	1,991,569
756,068	Lehman Mortgage Trust (05-1-4A4), 19.005%, due 11/25/35 (I/F) (1)(7)	865,151
3,960,130	Lehman Mortgage Trust (05-1-6A1), 5%, due 11/25/20	3,719,675
10,845,775	Lehman Mortgage Trust (05-2-5A5), 5.75%, due 12/25/35	8,514,313
10,722,550	Lehman Mortgage Trust (07-10-4A1), 6%, due 01/25/27 (6)	9,429,014
3,683,308	Lehman Mortgage Trust (07-8-2A1), 6.5%, due 09/25/37	2,834,103
85,700	Lehman XS Trust (06-10N-1A3A), 0.448%, due 07/25/46 (1)	46,114
11,808,412	Lehman XS Trust (06-12N-A31A), 0.438%, due 08/25/46 (1)(6)	4,725,679
18,625,591	Lehman XS Trust (06-13-1A2), 0.408%, due 09/25/36 (1)(6)	11,495,918
20,034,749	Lehman XS Trust (06-13-1A3), 0.528%, due 09/25/36 (1)(6)	4,068,817
19,604,511	Lehman XS Trust (06-19-A2), 0.408%, due 12/25/36 (1)(6)	12,581,627
43,239,267	Lehman XS Trust (06-9-A1B), 0.398%, due 05/25/46 (1)(6)	28,871,032
933,676	Lehman XS Trust (07-10H-2A2), 7.5%, due 07/25/37 (I/O)	547,063
9,185,564	Lehman XS Trust (07-14H-A211), 0.499%, due 07/25/47 (1)(6)(8)	4,493,850
57,101,788	Long Beach Mortgage Loan Trust (06-3-2A3), 0.418%, due 05/25/46 (1)	19,947,562
13,245,974	Long Beach Mortgage Loan Trust (06-3-2A4), 0.508%, due 05/25/46 (1)	4,357,846

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value

	Residential Mortgage-Backed Securities — Non-Agency (Continued)
$22,214,437	Long Beach Mortgage Loan Trust (06-6-2A4), 0.488%, due 07/25/36 (1)	$6,775,181
28,608,582	Long Beach Mortgage Loan Trust (06-7-2A4), 0.478%, due 08/25/36 (1)	9,709,029
12,591,242	Long Beach Mortgage Loan Trust (06-WL1-1A3), 0.568%, due 01/25/46 (1)	5,372,671
13,175,000	Long Beach Mortgage Loan Trust (06-WL1-2A4), 0.578%, due 01/25/46 (1)	5,009,622
5,350,000	Luminent Mortgage Trust (07-2-1A3), 0.458%, due 05/25/37 (1)	3,488,692
10,450,000	MASTR Adjustable Rate Mortgages Trust (07-HF2-A2), 0.788%, due 09/25/37 (1)	1,529,964
11,101,447	MASTR Alternative Loans Trust (05-4-1A1), 6.5%, due 05/25/35	9,552,732
98,754	MASTR Alternative Loans Trust (06-2-2A1), 0.638%, due 03/25/36 (1)(6)	19,711
37,286,000	MASTR Asset Backed Securities Trust (06-HE5-A3), 0.398%, due 11/25/36 (1)	14,615,974
838,140	MASTR Asset Securitization Trust (03-8-1A1), 5.5%, due 09/25/33	847,043
25,746	MASTR Seasoned Securitization Trust (04-1-4A1), 2.722%, due 10/25/32 (1)	23,006
1,584,837	Merrill Lynch Alternative Note Asset (07-A1-A3), 0.398%, due 01/25/37 (1)	455,237
48,791,959	Merrill Lynch First Franklin Mortgage Loan Trust (07-1-A2C), 0.488%, due 04/25/37 (1)	21,294,031
12,025,057	Merrill Lynch First Franklin Mortgage Loan Trust (07-1-A2D), 0.578%, due 04/25/37 (1)	5,317,167
60,110,000	Merrill Lynch First Franklin Mortgage Loan Trust (07-4-2A3), 0.398%, due 07/25/37 (1)	25,618,581
16,052,671	Merrill Lynch Mortgage Investors Trust (06-A1-1A1), 2.841%, due 03/25/36 (1)	8,494,653
5,687,000	Morgan Stanley Capital, Inc. (05-HE3-M3), 0.768%, due 07/25/35 (1)	4,010,704
41,409,733	Morgan Stanley Capital, Inc. (06-HE5-A2C), 0.378%, due 08/25/36 (1)	21,686,691
23,213,103	Morgan Stanley Capital, Inc. (07-HE2-A2B), 0.328%, due 01/25/37 (1)	8,268,507
9,202,600	Morgan Stanley Home Equity Loan Trust (07-2-A4), 0.588%, due 04/25/37 (1)	2,887,351
23,333,951	Morgan Stanley Mortgage Loan Trust (06-15XS-A4A), 6.199%, due 11/25/36 (1)	13,127,518
4,735,776	Morgan Stanley Mortgage Loan Trust (07-2AX-2A1), 0.328%, due 12/25/36 (1)	1,827,427
4,522,006	Morgan Stanley Mortgage Loan Trust (07-7AX-2A1), 0.358%, due 04/25/37 (1)	1,659,947
716,586	MortgageIT Trust (05-4-A1), 0.518%, due 10/25/35 (1)	523,946
20,937,041	New Century Home Equity Loan Trust (05-2-M1), 0.668%, due 06/25/35 (1)	18,439,644
363,128	Nomura Asset Acceptance Corp. (06-AR4-A1A), 0.408%, due 12/25/36 (1)(6)	162,579
14,340,037	Novastar Home Equity Loan (06-1-A2C), 0.398%, due 05/25/36 (1)	7,415,821
44,886,623	Opteum Mortgage Acceptance Corp. (06-1-2A1), 5.75%, due 04/25/36 (1)	41,993,896
4,458,225	Opteum Mortgage Acceptance Corp. (06-2-A1C), 0.508%, due 07/25/36 (1)	2,157,732
19,300,000	Ownit Mortgage Loan Asset Backed Certificates (06-3-A2D), 0.508%, due 03/25/37 (1)	7,553,240
18,900,000	Ownit Mortgage Loan Asset-Backed Certificates (06-6-A2C), 0.398%, due 09/25/37 (1)	7,363,332
18,026,113	Prime Mortgage Trust (06-1-1A1), 5.5%, due 06/25/36 (6)	15,125,253
4,473,073	Residential Accredit Loans, Inc. (05-QS7-A1), 5.5%, due 06/25/35	3,846,996
39,185,117	Residential Accredit Loans, Inc. (06-Q07-2A1), 1.008%, due 09/25/46 (1)	19,446,907
19,574,056	Residential Accredit Loans, Inc. (06-QA10-A2), 0.418%, due 12/25/36 (1)(6)	9,760,173
12,144,710	Residential Accredit Loans, Inc. (06-QO1-3A1), 0.508%, due 02/25/46 (1)	5,187,457
123,805,536	Residential Accredit Loans, Inc. (06-QS10-AV), 0.533%, due 08/25/36 (I/O) (1)(7)	2,369,489
119,708,319	Residential Accredit Loans, Inc. (06-QS11-AV), 0.331%, due 08/25/36 (I/O) (1)(7)	1,566,192
10,535,805	Residential Accredit Loans, Inc. (06-QS5-A5), 6%, due 05/25/36 (6)	7,301,819
170,273,849	Residential Accredit Loans, Inc. (06-QS6-1AV), 0.725%, due 06/25/36 (I/O) (1)	4,788,220

See accompanying notes to financial statements.

TCW Total Return Bond Fund

April 30, 2012

Principal Amount	Fixed Income Securities	Value

	Residential Mortgage-Backed Securities — Non-Agency (Continued)
$36,899,945	Residential Accredit Loans, Inc. (06-QS7-AV), 0.67%, due 06/25/36 (I/O) (1)(7)	$1,155,153
54,773,659	Residential Accredit Loans, Inc. (07-QS2-AV), 0.316%, due 01/25/37 (I/O) (1)(7)	650,393
229,773,196	Residential Accredit Loans, Inc. (07-QS3-AV), 0.318%, due 02/25/37 (I/O) (1)(7)	3,259,563
27,602,608	Residential Accredit Loans, Inc. (07-QS4-3AV), 0.369%, due 03/25/37 (I/O) (1)(7)	396,233
40,831,931	Residential Accredit Loans, Inc. (07-QS5-AV), 0.231%, due 03/25/37 (I/O) (1)(7)	364,650
9,250,604	Residential Accredit Loans, Inc. (07-QS6-A45), 5.75%, due 04/25/37 (6)	5,883,686
400,503	Residential Accredit Loans, Inc. (07-QS8-A10), 6%, due 06/25/37	271,508
55,684,740	Residential Accredit Loans, Inc. (07-QS8-AV), 0.395%, due 06/25/37 (I/O) (1)(7)	829,602
7,510,623	Residential Funding Mortgage Securities I (06-S10-1A1), 6%, due 10/25/36 (6)	6,257,949
2,468,178	Residential Funding Mortgage Securities I (06-S9-A3), 5.75%, due 09/25/36 (PAC) (6)	2,186,835
28,039,031	Residential Funding Mortgage Securities I (07-S2-A9), 6%, due 02/25/37 (6)	22,388,701
21,895,000	Saxon Asset Securities Trust (06-3-A3), 0.408%, due 10/25/46 (1)	10,580,958
20,000,000	Saxon Asset Securities Trust (07-2-A2D), 0.538%, due 05/25/47 (1)	8,025,754
4,924,995	Securitized Asset Backed Receivables LLC (07-BR1-A2C), 0.578%, due 02/25/37 (1)	1,842,505
60,971,086	Securitized Asset-Backed Receivables LLC Trust (07-BR2-A2), 0.468%, due 02/25/37 (1)	21,784,481
19,000,000	Securitized Asset-Backed Receivables LLC Trust (07-NC2-A2B), 0.378%, due 01/25/37 (1)	6,628,815
33,912,200	SG Mortgage Securities Trust (07-NC1-A2), (144A), 0.478%, due 12/25/36 (1)(2)	11,589,203
12,030,946	Soundview Home Equity Loan Trust (06-OPT4-2A3), 0.388%, due 06/25/36 (1)	6,805,955
10,400,000	Soundview Home Equity Loan Trust (06-OPT4-2A4), 0.468%, due 06/25/36 (1)	4,113,959
22,900,000	Soundview Home Equity Loan Trust (06-OPT5-2A4), 0.478%, due 07/25/36 (1)	8,643,919
5,500,088	Soundview Home Equity Loan Trust (06-WF2-A2C), 0.378%, due 12/25/36 (1)	4,870,102
4,000,000	Soundview Home Equity Loan Trust (07-OPT3-2A4), 0.488%, due 08/25/37 (1)	1,430,544
20,223,946	Structured Adjustable Rate Mortgage Loan Trust (05-23-3A1), 5.48%, due 01/25/36 (1)	14,008,156
8,430,610	Structured Adjustable Rate Mortgage Loan Trust (07-9-1A1), 6%, due 10/25/37 (1)	3,855,411
7,933,379	Structured Adjustable Rate Mortgage Sarm (07-5-3A1), 5.694%, due 06/25/37 (1)(6)	5,408,049
328,521	Structured Asset Mortgage Investments, Inc. (06-AR3-24A1), 2.351%, due 05/25/36 (1)	183,157
8,074,149	Structured Asset Mortgage Investments, Inc. (06-AR7-A1A), 0.448%, due 08/25/36 (1)	4,585,228
50,916,043	Structured Asset Mortgage Investments, Inc. (07-AR6-A1), 1.658%, due 08/25/47 (1)	28,709,851
984,678	Structured Asset Securities Corp. (03-10-A), 6%, due 04/25/33	1,030,092
4,951,604	WaMu Mortgage Pass-Through Certificates (05-AR14-2A1), 5.088%, due 12/25/35 (1)	4,358,833
635,569	WaMu Mortgage Pass-Through Certificates (05-AR2-2A1A), 0.548%, due 01/25/45 (1)	531,402
2,334,418	WaMu Mortgage Pass-Through Certificates (06-AR17-1A1A), 0.968%, due 12/25/46 (1)	1,684,035
15,542,817	WaMu Mortgage Pass-Through Certificates (07-OA3-2A), 0.928%, due 04/25/47 (1)	9,371,607

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value

	Residential Mortgage-Backed Securities — Non-Agency (Continued)
$4,090,165	Washington Mutual Alternative Mortgage Pass-Through Certificates (06-1-3A2), 5.75%, due 02/25/36	$3,063,963
6,105,237	Washington Mutual Alternative Mortgage Pass-Through Certificates (06-5-1A1), 0.838%, due 07/25/36 (1)(6)	3,004,475
27,471,087	Washington Mutual Alternative Mortgage Pass-Through Certificates (06-AR4-DA), 1.128%, due 06/25/46 (1)	11,753,065
10,139,955	Washington Mutual Alternative Mortgage Pass-Through Certificates (07-5-A6), 6%, due 06/25/37 (6)	7,324,476
12,514,970	Washington Mutual Alternative Mortgage Pass-Through Certificates (07-OA1-2A), 0.872%, due 12/25/46 (1)	4,991,255
12,014,136	Washington Mutual Alternative Mortgage Pass-Through Certificates (07-OA2-2A), 0.869%, due 01/25/47 (1)(6)	4,775,161
11,691,000	Washington Mutual Asset-Backed Certificates (06-HE1-2A4), 0.518%, due 04/25/36 (1)	4,269,051
7,000,000	Washington Mutual Asset-Backed Certificates (06-HE3-2A3), 0.398%, due 08/25/36 (1)	2,296,287
14,725,000	Washington Mutual Asset-Backed Certificates (06-HE5-2A2), 0.418%, due 10/25/36 (1)	4,532,546
12,459,000	Washington Mutual Asset-Backed Certificates (07-HE3-2A4), 0.528%, due 05/25/47 (1)	4,355,176
11,000,000	Washington Mutual Asset-Backed Certificates (07-HE4-2A3), 0.01%, due 07/25/47 (1)	4,076,105
23,755,202	Washington Mutual Mortgage Pass-Through Certificates (06-AR9-2A), 1.009%, due 11/25/46 (1)(6)	9,619,455
17,337,557	Washington Mutual Mortgage Pass-Through Certificates (07-HY5-2A5), 5.532%, due 05/25/37 (1)	10,980,889
6,818,466	Washington Mutual Mortgage Pass-Through Certificates (07-OC2-A3), 0.548%, due 06/25/37 (1)	3,821,246
309,926	Washington Mutual MSC Mortgage Pass-Through CTFS (02-AR1-1A1), 2.542%, due 11/25/30 (1)	289,756
29,530,662	Wells Fargo Alternative Loan Trust (07-PA3-2A4), 6%, due 07/25/37	24,944,196
20,197,182	Wells Fargo Mortgage Backed Securities Trust (07-10-1A32), 6%, due 07/25/37	18,546,809
31,728,372	Wells Fargo Mortgage Loan Trust (10-RR4-1A2), (144A), 5.261%, due 12/27/46 (1)(2)(6)	11,312,180

	Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $2,058,577,414)	2,025,803,000

	U.S. Treasury Securities (5.1%)
51,975,000	U.S. Treasury Bond, 3.125%, due 02/15/42	52,121,154
135,000,000	U.S. Treasury Note, 0.875%, due 01/31/17	135,727,731
12,700,000	U.S. Treasury Note, 2%, due 11/15/21	12,838,912
80,935,000	U.S. Treasury Note, 2.625%, due 08/15/20	87,359,216

	Total U.S. Treasury Securities (Cost: $276,579,368)	288,047,013

	Total Fixed Income Securities (Cost: $5,148,984,593) (94.9%)	5,356,266,742

See accompanying notes to financial statements.

TCW Total Return Bond Fund

April 30, 2012

Number of Shares	Money Market Investments	Value

22,123,360	BlackRock Liquidity Funds TempFund Portfolio – Institutional Class, 0.14% (9)	$22,123,360
27,195,000	Dreyfus Institutional Cash Advantage Fund, 0.13% (9)	27,195,000
6,299,000	DWS Money Market Series, Institutional Shares, 0.16% (9)	6,299,000
55,695,000	JPMorgan Prime Money Market Fund – Institutional Class, 0.17% (9)	55,695,000

	Total Money Market Investments (Cost: $111,312,360) (2.0%)	111,312,360

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $24,373,039) (0.5%)
$24,373,039	State Street Bank & Trust Company, 0.01%, due 05/01/12 (collateralized by $21,840,000 U.S. Treasury Bond, 3.75%, due 08/15/41, valued at $24,861,608) (Total Amount to be Received Upon Repurchase $24,373,045)	24,373,039

	Discount Note (Cost: $61,999,587) (1.1%)
62,000,000	Federal Home Loan Bank Discount Note, 0.08%, due 05/04/12	61,999,587

	U.S. Treasury Securities (2.7%)
48,520,000	U.S. Treasury Bills, 0.039%, due 05/31/12(10)	48,518,383
27,000,000	U.S. Treasury Bills, 0.041%, due 05/03/12(10)	26,999,908
78,490,000	U.S. Treasury Bills, 0.078%, due 05/24/12(10)	78,485,988

	Total U.S. Treasury Securities (Cost: $154,004,279)	154,004,279

	Total Short Term Investments (Cost: $240,376,905) (4.3%)	240,376,905

	Total Investments (Cost: $5,500,673,858) (101.2%)	5,707,956,007
	Liabilities in Excess of Other Assets (-1.2%)	(65,756,187)

	Net Assets (100.0%)	$5,642,199,820

Notes to the Schedule of Investments:

I/F -	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O -	Interest Only Security.
PAC -	Planned Amortization Class.
P/O -	Principal Only Security.
TAC -	Target Amortization Class.
TBA -	To be Announced.
(1)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2012.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2012, the value of these securities amounted to $168,457,885 or 3.0% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.
(3)	Fair valued security using procedures established by and under the general supervision of the Company’s Board of Directors (Note 2).
(4)	All or a portion of this security is segregated to cover, when-issued, delayed-delivery or forward commitments. (Note 2).
(5)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(6)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans.
(7)	Illiquid security.
(8)	As of April 30, 2012, security is not accruing interest.
(9)	Rate disclosed, the 7-day net yield, is as of April 30, 2012.
(10)	Rate shown represents yield-to-maturity.

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Investments by Industry (Unaudited)

Industry	Percentage of Net Assets
Asset-Backed Securities	2.3%
Commercial Mortgage-Backed Securities — Agency	1.9
Commercial Mortgage-Backed Securities — Non-Agency	5.0
Residential Mortgage-Backed Securities — Agency	44.7
Residential Mortgage-Backed Securities — Non-Agency	35.9
U.S. Government Obligations	5.1
Money Market Investments	2.0
Short-Term Investments	4.3

Total	101.2%

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)	April 30, 2012

	TCW Money Market Fund		TCW Core Fixed Income Fund	TCW Emerging Markets Income Fund		TCW Emerging Markets Local Currency Income Fund		TCW Enhanced Commodity Strategy Fund (1)
	Dollar Amounts in Thousands (Except per Share Amounts)
ASSETS
Investments, at Value (2)	$37,899		$875,400	$3,782,077		$174,190		$3,306
Repurchase Agreement, at Value (3)	51,792		15,240	115,227		3,957		15
Cash	—		—	—		—		280
Foreign Currency, at Value	—		—	29	(4)	31	(4)	—
Receivable for Securities Sold	—		1,903	22,735		5,774		—
Receivable for When-Issued Securities	—		16,802	—		—		—
Receivable for Fund Shares Sold	—		4,233	28,187		876		—
Interest and Dividends Receivable	4		3,769	65,891		3,567		21
Receivable from Investment Advisor	4		—	—		—		33
Cash Collateral on Deposit at Broker	—		—	—		280		148
Receivable for Daily Variation Margin on Open Financial Futures Contracts	—		20	—		—		—
Open Swap Agreements, at Value	—		—	6,224		—		91
Other Assets	—		—	—		18		—

Total Assets	89,699		917,367	4,020,370		188,693		3,894

LIABILITIES
Distributions Payable	—	(5)	266	4,377		5		—
Payable for Securities Purchased	—		22,569	44,420		—		—
Payable for When-Issued Securities Purchased	—		90,240	—		—		—
Payable for Fund Shares Redeemed	—	(5)	1,039	5,717		456		—
Accrued Directors’ Fees and Expenses	4		4	4		4		4
Accrued Compliance Expense	—	(5)	1	1		—	(5)	—
Accrued Management Fees	—		235	2,414		97		—
Accrued Distribution Fees	—		82	199		17		—
Interest Payable on Swap Agreements	—		—	1,050		—		— (5)
Unrealized Depreciation on Open Forward Foreign Currency Contracts	—		—	1,359		494		—
Open Swap Agreements, at Value	—		—	—		—		2
Other Accrued Expenses	36		99	377		17		35

Total Liabilities	40		114,535	59,918		1,090		41

NET ASSETS	$89,659		$802,832	$3,960,452		$187,603		$3,853

NET ASSETS CONSIST OF:
Paid-in Capital	$89,708		$777,288	$3,892,484		$194,453		4,678
Accumulated Net Realized Gain (Loss) on Investments, Futures Contracts, Swap Contracts and Foreign Currency	(50)		4,286	1,057		(8,775)		(946)
Unrealized Appreciation (Depreciation) of Investments, Futures Contracts, Swap Contracts and Foreign Currency	—		23,208	40,839		(902)		132
Undistributed (Overdistributed) Net Investment Income	1		(1,950)	26,072		2,827		(11)

NET ASSETS	$89,659		$802,832	$3,960,452		$187,603		$3,853

NET ASSETS ATTRIBUTABLE TO:
I Class Share	$89,659		$402,279	$3,010,631		$108,444		$2,141

N Class Share	$—		$400,553	$949,821		$79,159		$1,712

CAPITAL SHARES OUTSTANDING: (6)
I Class Share	89,707,660		36,527,752	341,135,411		10,635,495		256,007

N Class Share	—		36,346,028	83,934,401		7,767,142		204,725

NET ASSET VALUE PER SHARE: (7)
I Class Share	$1.00		$11.01	$8.83		$10.20		$8.36

N Class Share	$—		$11.02	$11.32		$10.19		$8.36

(1)	Consolidated Statement of Assets and Liabilities (Unaudited) (See Note 2).
(2)	The identified cost for the TCW Money Market Fund, the TCW Core Fixed Income Fund, the TCW Emerging Markets Income Fund, the TCW Emerging Markets Local Currency Income Fund, and the TCW Enhanced Commodity Strategy Fund at April 30, 2012 was $37,899, $852,361, $3,734,787, $174,554, and $3,263 respectively.
(3)	The identified cost for the TCW Money Market Fund, the TCW Core Fixed Income Fund, the TCW Emerging Markets Income Fund, the TCW Emerging Markets Local Currency Income Fund and the TCW Enhanced Commodity Strategy Fund at April 30, 2012 was $51,792, $15,240, $115,227, $3,957 and $15, respectively.
(4)	The identified cost for the TCW Emerging Markets Income Fund and the TCW Emerging Markets Local Currency Income Fund at April 30, 2012 was $30 and $32, respectively.
(5)	Amount rounds to less than $1.
(6)	The number of authorized shares with a par value of $0.001 per share, for the TCW Money Market Fund is 5,000,000,000 for the I Class shares, the TCW Core Fixed Income Fund is 1,667,000,000 for each of the I Class and N Class shares, the TCW Emerging Markets Income Fund is 2,000,000,000 for each of the I Class and N Class shares, the TCW Emerging Markets Local Currency Income Fund is 1,667,000,000 for each of the I Class and N Class shares and the TCW Enhanced Commodity Strategy Fund is 2,000,000,000 for each of the I Class and N Class shares.
(7)	Represents offering price and redemption price per share.

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)	April 30, 2012

	TCW Global Bond Fund		TCW High Yield Bond Fund	TCW Short Term Bond Fund		TCW Total Return Bond Fund
	Dollar Amounts in Thousands (Except per Share Amounts)
ASSETS
Investments, at Value (1)	$23,262		$54,465	$7,844		$5,683,583
Repurchase Agreement, at Value (2)	143		321	150		24,373
Foreign Currency, at Value	9	(3)	—	—		—
Receivable for Securities Sold	—		1,391	81		—
Receivable for When-Issued Securities	472		—	—		152,209
Receivable for Fund Shares Sold	—		901	115		63,983
Interest and Dividends Receivable	218		913	34		18,943
Receivable from Investment Advisor	22		—	7		—
Unrealized Appreciation on Open Forward Foreign Currency Contracts	40		—	—		—

Total Assets	24,166		57,991	8,231		5,943,091

LIABILITIES
Distributions Payable	—		35	—	(4)	7,200
Payable for Securities Purchased	—		2,606	146		25,242
Payable for When-Issued Securities	2,485		—	100		256,660
Payable for Fund Shares Redeemed	—		50	2		8,593
Accrued Directors’ Fees and Expenses	7		4	4		4
Accrued Compliance Expense	—	(4)	— (4)	—	(4)	13
Accrued Management Fees	—		30	—		1,736
Accrued Distribution Fees	2		4	—		399
Payable for Daily Variation Margin on Open Financial Futures Contracts	1		3	—		—
Unrealized Depreciation on Open Forward Foreign Currency Contracts	10		—	—		—
Other Accrued Expenses	9		57	34		1,044

Total Liabilities	2,514		2,789	286		300,891

NET ASSETS	$21,652		$55,202	$7,945		$5,642,200

NET ASSETS CONSIST OF:
Paid-in Capital	$20,548		$58,163	$15,347		$5,425,038
Accumulated Net Realized Gain (Loss) on Investments, Futures Contracts, Swap Contracts and Foreign Currency	23		(2,006)	(7,513)		27,297
Unrealized Appreciation (Depreciation) of Investments, Futures Contracts and Foreign Currency	1,050		(699)	91		207,282
Undistributed (Overdistributed) Net Investment Income	31		(256)	20		(17,417)

NET ASSETS	$21,652		$55,202	$7,945		$5,642,200

NET ASSETS ATTRIBUTABLE TO:
I Class Share	$10,661		$39,070	$7,945		$3,732,326

N Class Share	$10,991		$16,132	$—		$1,909,874

CAPITAL SHARES OUTSTANDING: (5)
I Class Share	1,013,419		6,413,193	902,719		378,107,353

N Class Share	1,044,743		2,627,271	—		187,186,903

NET ASSET VALUE PER SHARE: (6)
I Class Share	$10.52		$6.09	$8.80		$9.87

N Class Share	$10.52		$6.14	$—		$10.20

(1)	The identified cost for the TCW Global Bond Fund, the TCW High Yield Bond Fund, the TCW Short Term Bond Fund and the TCW Total Return Bond Fund at April 30, 2012 was $22,235, $55,148, $7,753 and $5,476,301, respectively.
(2)	The identified cost for the TCW Global Bond Fund, the TCW High Yield Bond Fund, the TCW Short Term Bond Fund and the TCW Total Return Bond Fund at April 30, 2012 was $143, $321, $150 and $24,373, respectively.
(3)	Identified cost was $9.
(4)	Amount rounds to less than $1.
(5)	The number of authorized shares, with a par value of $0.001 per share, for the TCW Global Bond Fund is 2,000,000,000 for each of the I class and N class shares, the TCW High Yield Bond Fund is 1,667,000,000 for each of the I Class and N Class shares, the TCW Short Term Bond Fund is 1,666,000,000 for the I Class shares, and the TCW Total Return Bond Fund is 1,666,000,000 for each of the I Class and N Class shares.
(6)	Represents offering price and redemption price per share.

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Operations (Unaudited)	Six Months Ended April 30, 2012

	TCW Money Market Fund		TCW Core Fixed Income Fund		TCW Emerging Markets Income Fund		TCW Emerging Markets Local Currency Income Fund		TCW Enhanced Commodity Strategy Fund (1)
	Dollar Amounts in Thousands
INVESTMENT INCOME
Income:
Interest	$95		$10,002	(2)	$152,281	(2)	$8,108	(2)	$52

Total	95		10,002		152,281		8,108		52

Expenses:
Management Fees	114		1,318		11,939		635		13
Accounting Services Fees	7		28		164		10		11
Administration Fees	9		30		148		13		8
Transfer Agent Fees:
I Class	10		41		304		11		7
N Class	—		73		265		13		3
Custodian Fees	9		29		240		63		10
Professional Fees	15		35		61		16		57
Directors’ Fees and Expenses	9		9		10		9		10
Registration Fees:
I Class	12		37		65		17		1
N Class	—		59		69		22		1
Distribution Fees:
N Class	—		391		1,076		88		2
Compliance Expense	—	(3)	4		31		2		—
Shareholder Reporting Expense	—		4		15		3		3
Other	6		43		233		11		7

Total	191		2,101		14,620		913		133

Less Expense waived/reimbursed	—		—		—		—		106
Less Expenses Borne by Investment Advisor:
I Class	96		103		—		—		5
N Class	—		17		—		92		7

Net Expenses	95		1,981		14,620		821		15

Net Investment Income	—		8,021		137,661		7,287		37

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	10		2,695		(6,704	) (4)	(7,901	) (4)	5
Foreign Currency	—		—		4,527		(300)		—
Futures Contracts	—		365		—		—		—
Swap Agreements	—		—		(939)		—		(206)
Change in Unrealized Appreciation (Depreciation) on:
Investments	—		10,759		119,772		9,205		71
Foreign Currency	—		—		(5,114)		(417)		—
Futures Contracts	—		169		—		—		—
Swap Agreements	—		—		(5,082)		—		(44)

Net Realized and Unrealized Gain (Loss) on Investments	10		13,988		106,460		587		(174)

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10		$22,009		$244,121		$7,874		$(137)

(1)	Consolidated Statement of Operations (Unaudited) (See Note 2).
(2)	Net of foreign taxes withheld. Total amounts withheld for the TCW Core Fixed Income Fund, the TCW Emerging Markets Income Fund and the TCW Emerging Markets Local Currency Income Fund were $1, $1,180 and $167, respectively.
(3)	Amount rounds to less than $1.
(4)	Net of capital gain withholding taxes for the TCW Emerging Markets Income Fund and the TCW Emerging Markets Local Currency Income Fund were $0 and $117, respectively.

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Operations (Unaudited)	Six Months Ended April 30,2012

	TCW Global Bond Fund (1)	TCW High Yield Bond Fund	TCW Short Term Bond Fund	TCW Total Return Bond Fund
	Dollar Amounts in Thousands
INVESTMENT INCOME
Income:
Interest	$426	$1,804	$69	$154,066
Dividends	—	55	—	—

Total	426	1,859	69	154,066

Expenses:
Management Fees	50	210	14	13,232
Accounting Services Fees	1	26	1	338
Administration Fees	3	9	3	318
Transfer Agent Fees:
I Class	4	15	5	577
N Class	3	10	—	401
Custodian Fees	13	11	8	61
Professional Fees	14	18	22	147
Directors’ Fees and Expenses	9	9	9	9
Registration Fees:
I Class	20	12	9	67
N Class	20	13	—	77
Distribution Fees:
N Class	11	21	—	2,346
Compliance Expense	—	1	—	37
Shareholder Reporting Expense	9	2	—	28
Other	8	9	3	383

Total	165	366	74	18,021

Less Expenses Borne by Investment Advisor:
I Class	24	2	57	2,511
N Class	36	34	—	1,051

Net Expenses	105	330	17	14,459

Net Investment Income	321	1,529	52	139,607

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain on:
Investments	170	(1,693)	(20)	28,365
Foreign Currency	(142)	—	—	—
Futures Contracts	(5)	(173)	—	—
Swap Agreements	—	(261)	—	—
Change in Unrealized Appreciation on:
Investments	1,027	3,292	77	78,861
Foreign Currency	31	—	—	—
Futures Contracts	(8)	75	—	—
Swap Agreements	—	8	—	—

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	1,073	1,248	57	107,226

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,394	$2,777	$109	$246,833

(1)	For the period December 1, 2011 (Commencement of Operations) through April 30, 2012.

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Changes in Net Assets	April 30, 2012

	TCW Money Market Fund		TCW Core Fixed Income Fund
	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income	$—	$76	$8,021	$11,075
Net Realized Gain (Loss) on Investments and Futures Contracts	10	(2)	3,060	8,287
Change in Unrealized Appreciation (Depreciation) on Investments and Futures Contracts	—	—	10,928	(3,345)

Increase in Net Assets Resulting from Operations	10	74	22,009	16,017

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	—	(76)	(5,096)	(7,400)
N Class	—	—	(4,196)	(5,822)
Distributions from Net Realized Gain:
I Class	—	—	(2,577)	(3,526)
N Class	—	—	(2,197)	(2,775)

Total Distributions to Shareholders	—	(76)	(14,066)	(19,523)

NET CAPITAL SHARE TRANSACTIONS
I Class	(17,358)	(62,032)	133,756	68,811
N Class	—	—	188,885	67,615

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	(17,358)	(62,032)	322,641	136,426

Increase (Decrease) in Net Assets	(17,348)	(62,034)	330,584	132,920
NET ASSETS
Beginning of Period	107,007	169,041	472,248	339,328

End of Period	$89,659	$107,007	$802,832	$472,248

Undistributed (Overdistributed) Net Investment Income	$1	$1	$(1,950)	$(1,241)

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Changes in Net Assets	April 30, 2012

	TCW Emerging Markets Income Fund		TCW Emerging Markets Local Currency Income Fund (1)
	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income	$137,661	$154,617	$7,287	$3,572
Net Realized Loss on Investments, Swap Agreements and Foreign Currency Transactions	(3,116)	(33,369)	(8,201)	(1,655)
Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	109,576	(104,848)	8,788	(9,690)

Increase (Decrease) in Net Assets Resulting from Operations	244,121	16,400	7,874	(7,773)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(71,798)	(92,113)	(2,222)	(2,185)
N Class	(24,251)	(53,598)	(1,601)	(1,387)
Distributions from Net Realized Gain:
I Class	—	(12,079)	—	—
N Class	—	(5,725)	—	—

Total Distributions to Shareholders	(96,049)	(163,515)	(3,823)	(3,572)

NET CAPITAL SHARE TRANSACTIONS
I Class	1,033,585	1,330,391	6,758	105,951
N Class	(58,652)	533,311	8,705	73,483

Increase in Net Assets Resulting from Net Capital Shares Transactions	974,933	1,863,702	15,463	179,434

Increase in Net Assets	1,123,005	1,716,587	19,514	168,089
NET ASSETS
Beginning of Period	2,837,447	1,120,860	168,089	—

End of Period	$3,960,452	$2,837,447	$187,603	$168,089

Undistributed (Overdistributed) Net Investment Income	$26,072	$(15,540)	$2,827	$(637)

(1)	For the period December 15, 2010 (Commencement of Operations) through October 31, 2011.

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Changes in Net Assets	April 30, 2012

	TCW Enhanced Commodity Strategy Fund (1)		TCW Global Bond Fund (3)
	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011. (2)	Six Months Ended April 30, 2012 (Unaudited)
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income	$37	$42	$321
Net Realized Gain (Loss) on Investments, Futures Contracts, Swap Agreements and Foreign Currency Transactions	(201)	(737)	23
Change in Unrealized Appreciation (Depreciation) on Investments, Futures Contracts and Foreign Currency Transactions	27	106	1,050

Increase in Net Assets Resulting from Operations	(137)	(589)	1,394

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(28)	(26)	(150)
N Class	(19)	(18)	(140)
Distributions from Net Realized Gain:
I Class	(5)	—	—
N Class	(3)	—	—

Total Distributions to Shareholders	(55)	(44)	(290)

NET CAPITAL SHARE TRANSACTIONS
I Class	(388)	3,026	10,085
N Class	22	2,018	10,463

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	(366)	5,044	20,548

Increase (Decrease) in Net Assets	(558)	4,411	21,652
NET ASSETS
Beginning of Period	4,411	—	—

End of Period	$3,853	$4,411	$21,652

Undistributed (Overdistributed) Net Investment Income	$(11)	$—	$31

(1)	Consolidated Statement of Changes in Net Assets (Unaudited) (See Note 2).
(2)	For the period April 1, 2011 (Commencement of Operations) through October 31, 2011.
(3)	For the period December 1, 2011 (Commencement of Operations) through April 30, 2012.

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Changes in Net Assets	April 30, 2012

	TCW High Yield Bond Fund		TCW Short Term Bond Fund
	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income	$1,529	$6,312	$52	$491
Net Realized Gain (Loss) on Investments	(2,127)	6,560	(20)	(90)
Change in Unrealized Appreciation (Depreciation) on Investments	3,375	(10,094)	77	(224)

Increase in Net Assets Resulting from Operations	2,777	2,778	109	177

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(1,212)	(4,464)	(85)	(689)
N Class	(509)	(2,253)	—	—
Distributions from Net Realized Gain:
I Class	(129)	—	—	—
N Class	(44)	—	—	—

Total Distributions to Shareholders	(1,894)	(6,717)	(85)	(689)

NET CAPITAL SHARE TRANSACTIONS
I Class	(1,134)	(34,197)	1,047	(68,463)
N Class	1,298	(32,091)	—	—

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	164	(66,288)	1,047	(68,463)

Increase (Decrease) in Net Assets	1,047	(70,227)	1,071	(68,975)
NET ASSETS
Beginning of Period	54,155	124,382	6,874	75,849

End of Period	$55,202	$54,155	$7,945	$6,874

Undistributed (Overdistributed) Net Investment Income	$(256)	$(64)	$20	$53

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Changes in Net Assets	April 30, 2012

	TCW Total Return Bond Fund
	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income	$139,607	$334,153
Net Realized Gain (Loss) on Investments	28,365	41,560
Change in Unrealized Appreciation (Depreciation) on Investments	78,861	(209,679)

Increase in Net Assets Resulting from Operations	246,833	166,034

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(115,237)	(215,213)
N Class	(60,621)	(137,633)
Distributions from Net Realized Gain:
I Class	(7,949)	(79,026)
N Class	(4,005)	(52,956)

Total Distributions to Shareholders	(187,812)	(484,828)

NET CAPITAL SHARE TRANSACTIONS
I Class	436,023	260,862
N Class	(190,551)	(1,336)

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	245,472	259,526

Increase (Decrease) in Net Assets	304,493	(59,268)
NET ASSETS
Beginning of Period	5,337,707	5,396,975

End of Period	$5,642,200	$5,337,707

Undistributed (Overdistributed) Net Investment Income	$(17,417)	$741

See accompanying notes to financial statements.

TCW Funds, Inc.

Notes to Financial Statements

Note 1 — Organization

TCW Funds, Inc., a Maryland corporation (the “Company”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), that currently offers 23 no-load mutual funds (the “Funds”). TCW Investment Management Company (the “Advisor”) is the investment advisor to and an affiliate of the Funds and is registered under the Investment Advisors Act of 1940. Each Fund has distinct investment objectives. The following are the objectives for the 9 Fixed Income Funds that are covered in this report:

TCW Fund	Investment Objective
Diversified Money Market Fund

TCW Money Market Fund	Seeks current income, preservation of capital and liquidity by investing in high credit quality, short-term money market securities.
Diversified Fixed Income Funds

TCW Core Fixed Income Fund	Seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle by investing in fixed income securities.

TCW Emerging Markets Income Fund	Seeks high total return from current income and capital appreciation by investing in debt securities issued by emerging market country governments, their agencies or instrumentalities, or emerging market private corporate issuers.

TCW High Yield Bond Fund	Seeks to maximize income and achieve above average total return consistent with reasonable risk over a full market cycle by investing in high yield bonds, commonly known as “junk” bonds.

TCW Short Term Bond Fund	Seeks to maximize current income by investing at least 80% of its net assets in a diversified portfolio of debt securities of varying maturities including bonds, notes and other similar fixed income instruments issued by government or private sector issuers.

TCW Total Return Bond Fund	Seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle by investing at least 80% of its net assets in debt securities. At least 50% of its net assets will be invested in mortgage-backed securities guaranteed by, or secured by collateral which is guaranteed by, the United States Government, its agencies, instrumentalities or its sponsored corporations; or privately issued mortgage-backed securities rated Aa3 or higher by Moody’s or AA- or higher by S&P; or other obligations of the United States Government, its agencies, instrumentalities or sponsored corporations; or money market instruments.

TCW Funds, Inc.

April 30, 2012

Note 1 — Organization (Continued)

TCW Fund	Investment Objective

Non-Diversified Fixed Income Funds

TCW Emerging Markets Local Currency Income Fund	Seeks high total return from current income and capital appreciation by investing primarily in debt securities issued by emerging market country governments, their agencies or instrumentalities or emerging market private issuers denominated in local currency of various emerging market countries.

TCW Enhanced Commodity Strategy Fund	Seeks total return which exceeds that of its commodity benchmark by investing in commodity linked derivative instruments backed by a portfolio of fixed income instruments.

TCW Global Bond Fund	Seeks total return by investing in at least 80% of its net assets in debt securities of government and corporate issuers. The fund invests in corporate debt securities of issuers in a number of countries, which may include the United States. The Fund invests in securities of issuers located in developed and emerging market countries. The Fund may invest across all fixed income sectors, including U.S and non-U.S. government securities.

The TCW Core Fixed Income Fund, the TCW Emerging Markets Income Fund, the TCW Emerging Markets Local Currency Income Fund, the TCW Enhanced Commodity Strategy Fund, the TCW High Yield Bond Fund and the TCW Total Return Bond Fund offer two classes of shares: I Class and N Class. The TCW Money Market Fund and the TCW Short Term Bond Fund offer only the I Class shares. The classes are substantially the same except that the N Class shares are subject to a distribution fee (see Note 6).

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies, which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Funds in the preparation of their financial statements.

Principles of Accounting:    The Funds use the accrual method of accounting for financial reporting purposes.

Principles of Consolidation:    The TCW Enhanced Commodity Strategy Fund seeks to gain exposure to the commodity markets, in whole or in part, through investments in the TCW Cayman Enhanced Commodity Fund, Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at April 30, 2012 were $700 or 18.17% of the Fund’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 2 — Significant Accounting Policies (Continued)

Net Asset Value:    The Net Asset Value of each Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the Class/Fund on each business day as of 1:00 p.m. Pacific Standard/Daylight Time.

Cash and Cash Equivalents:    The Company has defined cash and cash equivalents as cash which can be in interest-bearing accounts. The Funds also maintain cash in bank account deposits that, at times, may exceed federally insured limits. The Funds have not experienced any losses in any such accounts and do not believe they are exposed to any significant credit risk on such bank deposits.

Security Valuations:    Securities listed or traded on the New York, NASDAQ or other stock exchanges are valued at the latest sale price on that exchange (if there were no sales that day, the security is valued at the latest bid price). All other securities for which over-the-counter market quotations are readily available are valued at the latest bid price as furnished by independent pricing services or by dealer quotations. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options, swaps and futures. OTC options are valued using dealer quotations.

The value of securities held in the TCW Money Market Fund, as well as short-term debt securities in other Funds with remaining maturities of 60 days or less at the time of purchase, is determined by using the amortized cost method applied to each individual security which approximates market value.

Other short-term debt securities, other than those securities identified in the preceding paragraph, are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they are valued at amortized value using their value on the 61st day prior to maturity.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that sale, bid or amortized cost prices are not reflective of a security’s market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company Board of Directors.

Fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under the accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses investments in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

TCW Funds, Inc.

April 30, 2012

Note 2 — Significant Accounting Policies (Continued)

Level 1 —	quoted prices in active markets for identical investments
Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements:    A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows:

Money market funds.    Money Market funds are open-ended mutual funds and are valued based upon the reported net asset value. They are categorized in level 1 of the fair value hierarchy.

Equity securities.    Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, valuation adjustments are not applied and they are categorized in Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets and the movement of certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2 of the fair value hierarchy.

Corporate bonds.    The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 2 — Significant Accounting Policies (Continued)

basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Municipal bonds.    Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid wants lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Asset-backed securities and mortgage-backed securities.    The fair value of asset-backed securities and mortgage-backed securities is estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, otherwise they would be categorized as Level 3.

U.S. government and agency securities.    U.S. government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. government and agency securities are normally categorized in Level 1 or 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

Restricted securities.    Restricted securities that are deemed to be both Rule 144A securities and illiquid, as well as restricted securities held in non-public entities, are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable. Any other restricted securities are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3.

Bank loans.    The fair value of bank loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable and are obtained from independent sources. Bank loans are generally categorized in Level 2 of the fair value hierarchy, unless key inputs are unobservable, which are then in Level 3.

Credit default swaps.    Credit default swaps are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise, the fair values would be categorized as Level 3.

Futures contracts.    Futures contracts are generally valued at the settlement price established at the close of business each day by the exchange on which they are traded. The value of each of the Fund’s futures contracts is marked daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. As such they are categorized as Level 1.

Total return swaps.    Total return swaps are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent

TCW Funds, Inc.

April 30, 2012

Note 2 — Significant Accounting Policies (Continued)

that these inputs are observable and timely, the fair values of the total return swaps would be categorized as Level 2; otherwise, the fair values would be categorized as Level 3.

Options contracts.    Exchange listed option contracts traded on securities exchanges are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied, they are categorized as Level 1. If valuation adjustments are applied and such adjustments are observable and timely, the fair values of exchange listed option contracts would be categorized as Level 2; otherwise, the fair values would be categorized as Level 3. Option contracts traded over-the-counter are fair valued based on pricing models and incorporate various inputs such as interest rate, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC option contracts would be categorized as Level 2; otherwise, the fair values would be categorized as Level 3.

The following is a summary of the inputs used as of April 30, 2012 in valuing the TCW Funds:

TCW Money Market Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Money Market Investments	$2,900,000	$—	$—	$2,900,000

Short-Term Investments*	34,998,833	51,791,901	—	86,790,734

Total	$37,898,833	$51,791,901	$—	$89,690,734

*	See Schedule of Investments for corresponding industries.

TCW Core Fixed Income Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Corporate Bonds*	$—	$159,185,019	$—	$159,185,019
Municipal Bonds	—	12,092,077	—	12,092,077
Foreign Government Bonds	—	1,123,797	—	1,123,797
Asset-Backed Securities	—	27,812,039	—	27,812,039
Commercial Mortgage-Backed Securities — Agency	—	15,508,368	—	15,508,368
Commercial Mortgage-Backed Securities — Non-Agency	—	95,006,241	—	95,006,241
Residential Mortgage-Backed Securities — Agency	—	235,210,291	—	235,210,291

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 2 — Significant Accounting Policies (Continued)

TCW Core Fixed Income Fund (Continued)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Residential Mortgage-Backed Securities — Non-Agency	$—	$82,086,697	$—	$82,086,697
U.S. Government Agency Obligations	—	87,298,294	—	87,298,294
U.S. Treasury Securities	88,583,989	—	—	88,583,989

Total Fixed Income Securities	88,583,989	715,322,823	—	803,906,812

Money Market Investments	15,405,000	—	—	15,405,000

Short -Term Investments*	21,089,634	50,238,752	—	71,328,386

Total Investments	125,078,623	765,561,575	—	890,640,198

Derivatives
Future Contracts
Interest Rate Risk	254,083	—	—	254,083

Total	$125,332,706	$765,561,575	$—	$890,894,281

Derivatives
Future Contracts
Interest Rate Risk	$(85,289)	$—	$—	$(85,289)

Total	$(85,289)	$—	$—	$(85,289)

*	See Schedule of Investments for corresponding industries.

TCW Emerging Markets Income Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Agriculture	$—	$67,195,292	$—	$67,195,292
Auto Manufacturers	—	46,640,000	—	46,640,000
Banks	—	681,793,229	—	681,793,229
Building Materials	—	101,675,392	—	101,675,392
Chemicals	—	28,078,000	—	28,078,000
Coal	—	101,327,025	—	101,327,025
Commercial Services	—	37,537,500	—	37,537,500
Diversified Financial Services	—	105,507,253	—	105,507,253
Electric	—	235,110,050	—	235,110,050
Energy-Alternate Sources	—	31,431,840	—	31,431,840

TCW Funds, Inc.

April 30, 2012

Note 2 — Significant Accounting Policies (Continued)

TCW Emerging Markets Income Fund (Continued)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)		Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Engineering & Construction	$—		$83,832,750	$—	$83,832,750
Food	—		42,067,500	—	42,067,500
Foreign Government Bonds	—		969,842,493	—	969,842,493
Forest Products & Paper	—		25,909,000	—	25,909,000
Internet	—		31,207,490	—	31,207,490
Investment Companies	—		68,622,500	—	68,622,500
Iron & Steel	—		13,875,000	—	13,875,000
Machinery-Construction & Mining	—		38,461,500	—	38,461,500
Metal Fabricate & Hardware	—		25,666,080	—	25,666,080
Mining	—		194,336,375	—	194,336,375
Oil & Gas	—		501,178,343	—	501,178,343
Oil & Gas Services	—		15,581,960	—	15,581,960
Pipelines	—		41,097,000	—	41,097,000
Real Estate	—		103,037,115	—	103,037,115
Regional (State & Province)	—		32,205,600	—	32,205,600
Retail	—		36,325,315	—	36,325,315
Telecommunications	—		82,908,766	—	82,908,766

Total Fixed Income Securities	—		3,742,450,368	—	3,742,450,368

Equity Securities
Diversified Financial Services	—	*	—	—	— *

Total Equity Securities	—		—	—	—

Purchased Options	507,700		535,853	—	1,043,553

Short -Term Investments**	—		153,809,843	—	153,809,843

Total Investments	507,700		3,896,796,064	—	3,897,303,764

Derivatives
Swap Agreements
Credit Risk	—		6,223,830	—	6,223,830

Total	$507,700		$3,903,019,894	$—	$3,903,527,594

Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—		$(1,358,521)	$—	$(1,358,521)

Total	$—		$(1,358,521)	$—	$(1,358,521)

*	Amount rounds to less than $1.
**	See Schedule of Investments for corresponding industries.

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 2 — Significant Accounting Policies (Continued)

TCW Emerging Markets Local Currency Income Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Banks	$—	$5,404,905	$—	$5,404,905
Electric	—	24,312,702	—	24,312,702
Foreign Government Bonds	—	126,282,622	—	126,282,622
Oil & Gas	—	5,266,901	—	5,266,901
Real Estate	—	9,089,728	—	9,089,728
Retail	—	1,466,044	—	1,466,044

Total Fixed Income Securities	—	171,822,902	—	171,822,902

Short -Term Investments*	—	6,324,239	—	6,324,239

Total Investments	—	178,147,141	—	178,147,141

Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(493,752)	$—	$(493,752)

Total	$—	$(493,752)	$—	$(493,752)

*	See Schedule of Investments for corresponding industries.

TCW Enhanced Commodity Strategy Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Commercial Mortgage-Backed Securities — Non-Agency	$—	$138,066	$—	$138,066
Residential Mortgage-Backed Securities — Agency	—	400,210	—	400,210
Residential Mortgage-Backed Securities — Non-Agency	—	972,614	—	972,614
Corporate Bonds*	—	1,517,441	—	1,517,441
Municipal Bonds	—	79,217	—	79,217

Total Fixed Income Securities	—	3,107,548	—	3,107,548

Short-Term Investments	174,992	38,722	—	213,714

Total Investments	174,992	3,146,270	—	3,321,262

TCW Funds, Inc.

April 30, 2012

Note 2 — Significant Accounting Policies (Continued)

TCW Enhanced Commodity Strategy Fund (Continued)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Derivatives
Swap Agreements
Commodity Risk	$—	$91,071	$—	$91,071

Total	$174,992	$3,237,341	$—	$3,412,333

Derivatives
Swap Agreements
Commodity Risk	$—	$(1,842)	$—	$(1,842)

Total	$—	$(1,842)	$—	$(1,842)

*	See Schedule of Investments for corresponding industries.

TCW Global Bond Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Corporate Bonds*	$—	$5,668,860	$—	$5,668,860
Foreign Government Bonds	—	7,692,074	—	7,692,074
Asset-Backed Securities	—	665,004	—	665,004
Commercial Mortgage-Backed Securities — Non-Agency	—	945,018	—	945,018
Residential Mortgage-Backed Security — Agency	—	3,815,823	—	3,815,823
Residential Mortgage-Backed Security — Non-Agency	—	2,274,989	—	2,274,989
U.S. Treasury Securities	1,865,582	—	—	1,865,582

Total Fixed Income Securities	1,865,582	21,061,768	—	22,927,350

Money Market Investments	60,000	—	—	60,000

Short-Term Investments*	274,993	142,780	—	417,773

Total Investments	2,200,575	21,204,548	—	23,405,123

Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	39,976	—	39,976

Total	$2,200,575	$21,244,524	$—	$23,445,099

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 2 — Significant Accounting Policies (Continued)

TCW Global Bond Fund (Continued)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$ (9,699)	$—	$ (9,699)
Futures
Interest Rate Risk	(8,296)	—	—	(8,296)

Total	$(8,296)	$(9,699)	$—	$(17,995)

*	See Schedule of Investments for corresponding industries.

TCW High Yield Bond Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Bank Loans*	$—	$4,942,931	$—	$4,942,931
Corporate Bonds*	—	45,121,279	—	45,121,279
Municipal Bonds	—	39,690	—	39,690

Total Fixed Income Securities	—	50,103,900	—	50,103,900

Equity Securities
Preferred Stock*	1,331,500	—	—	1,331,500

Money Market Investments	1,075,000	—	—	1,075,000

Short -Term Investments	1,954,915	320,975	—	2,275,890

Total Investments	$4,361,415	$50,424,875	$—	$54,786,290

Derivatives
Futures Contracts
Interest Rate Risk	(16,079)	—	—	(16,079)

Total	$(16,079)	$—	$—	$(16,079)

*	See Schedule of Investments for corresponding industries.

TCW Funds, Inc.

April 30, 2012

Note 2 — Significant Accounting Policies (Continued)

TCW Short Term Bond Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Commercial Mortgage-Backed Securities — Agency	$—	$252,996	$—	$252,996
Commercial Mortgage-Backed Securities — Non-Agency	—	391,798	—	391,798
Residential Mortgage-Backed Securities — Agency	—	2,412,168	—	2,412,168
Residential Mortgage-Backed Securities — Non-Agency	—	869,613	—	869,613
Corporate Bonds*	—	1,640,467	—	1,640,467
Municipal Bonds	—	156,050	—	156,050
U.S. Government Agency Obligations	—	370,090	—	370,090
U.S. Treasury Securities	317,232	—	—	317,232

Total Fixed Income Securities	317,232	6,093,182	—	6,410,414

Money Market Investments	188,000	—	—	188,000

Short-Term Investments*	244,992	1,150,298	—	1,395,290

Total Investments	$750,224	$7,243,480	$—	$7,993,704

*	See Schedule of Investments for corresponding industries.

TCW Total Return Bond Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Asset-Backed Securities	$—	$129,605,935	$—	$129,605,935
Commercial Mortgage-Backed Securities — Agency	—	108,760,481	—	108,760,481
Commercial Mortgage-Backed Securities — Non-Agency	—	281,929,811	—	281,929,811
Residential Mortgage-Backed Securities — Agency	—	2,522,120,502	—	2,522,120,502
Residential Mortgage-Backed Securities — Non-Agency	—	2,012,603,318	13,199,682	2,025,803,000
U.S. Treasury Securities	288,047,013	—	—	288,047,013

Total Fixed Income Securities	288,047,013	5,055,020,047	13,199,682	5,356,266,742

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 2 — Significant Accounting Policies (Continued)

TCW Total Return Bond Fund (Continued)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Money Market Investments	$111,312,360	$—	$—	$111,312,360

Short -Term Investments*	154,004,279	86,372,626	—	240,376,905

Total Investments	$553,363,652	$5,141,392,673	$13,199,682	$5,707,956,007

*	See Schedule of Investments for corresponding industries.

The Funds did not have any transfers in and out of Level 1 and Level 2 of the fair value hierarchy during the six months ended April 30, 2012.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2011	Accrued Dis counts (Pre miums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Pur chases	Sales	Transfers in to Level 3*	Trans fers out of Level 3*	Balance as of April 30, 2012	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at April 30, 2012
TCW High Yield Bond Fund
Equity Securities	$78,100	$—	$(1,044,976)	$1,025,255	$—	$(58,379)	$—	$—	$—	$—

Total	$78,100	$—	$(1,044,976)	$1,025,255	$—	$(58,379)	$—	$—	$—	$—

TCW Total Return Bond Fund
Corporate Bonds	$—	$—	$173,033	$(1,226,174)	$—	$(1,106,024)	$15,358,847	$—	$13,199,682	$(1,226,174)

Total	$—	$—	$173,033	$(1,226,174)	$—	$(1,106,024)	$15,358,847	$—	$13,199,682	$(1,226,174)

*	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

Security Transactions and Related Investment Income:    Security transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Premiums and discounts including original issue discounts are amortized using a constant yield to maturity method. Realized gains and losses on investments are recorded on the basis of specific identification. Dividends received from real estate investment trust securities may include return of capital. Such distributions reduce the cost basis of the respective securities. Distributions, if any, in excess of the cost basis of the security are recognized as capital gain.

Foreign Currency Translation:    The books and records of each Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in net realized or net unrealized gain (loss) in the Statements of Operations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes.

TCW Funds, Inc.

April 30, 2012

Note 2 — Significant Accounting Policies (Continued)

Foreign Taxes:    The Funds may be subject to withholding taxes on income and capital gains imposed by certain countries in which they invest. The withholding tax on income is netted against the income accrued or received. Any reclaimable taxes are recorded as income. The withholding tax on realized or unrealized gain is recorded as a liability.

Derivative Instruments:    Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Fund may not be able to close out a derivative transaction at a favorable time or price.

For the six months ended April 30, 2012, the Funds had the following derivatives and transactions in derivatives, grouped in the following risk categories:

	Commodity Risk	Credit Risk	Equity Risk	Foreign Currency Risk	Interest Rate Risk	Total
TCW Core Fixed Income Fund
Statements of Asset and Liabilities:
Asset Derivatives
Futures Contracts(1)	$—	$—	$—	$—	$254	$254

Total Value	$—	$—	$—	$—	$254	$254

Liability Derivatives
Futures Contracts(1)	$—	$—	$—	$—	$85	$85

Total Value	$—	$—	$—	$—	$85	$85

Statement of Operations:
Realized Gain on
Futures Contracts	$—	$—	$—	$—	$365	$365

Total Realized Gain (Loss)	$—	$—	$—	$—	$365	$365

Change in Unrealized Appreciation on:
Futures Contracts	$—	$—	$—	$—	$169	$169

Total Change in Unrealized Appreciation	$—	$—	$—	$—	$169	$169

Notional Amounts or Shares/Units†
Futures Contracts	—	—	—	—	317	317

TCW Emerging Markets Income Fund

Statements of Asset and Liabilities:
Asset Derivatives
Investments, at Value(2)	$—	$—	$1,044	$—	$—	$1,044
Open Swap Agreements, at Value	—	6,224	—	—	—	6,224

Total Value	$—	$ 6,224	$1,044	$—	$—	$7,268

Liability Derivatives
Forward Currency Contracts	$—	$—	$—	$(1,359)	$—	$(1,359)

Total Value	$—	$—	$—	$(1,359)	$—	$(1,359)

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 2 — Significant Accounting Policies (Continued)

TCW Emerging Markets Income Fund (Continued)

	Commodity Risk	Credit Risk	Equity Risk	Foreign Currency Risk	Interest Rate Risk	Total
Statement of Operations:
Realized Gain on
Forward Currency Contracts	$—	$—	$—	$4,867	$—	$4,867
Swap Agreements	—	(939)	—	—	—	(939)

Total Realized Gain (Loss)	$—	$(939)	$—	$4,867	$—	$3,928

Change in Unrealized Appreciation (Depreciation) on:
Investments(3)	$—	$—	$(1,645)	$—	$—	$(1,645)
Forward Currency Contracts	—	—	—	(5,309)	—	(5,309)
Swap Agreements	—	(5,082)	—	—	—	(5,082)

Total Change in Unrealized (Depreciation)	$—	$(5,082)	(1,645)	$(5,309)	$—	$(12,036)

Notional Amounts or Shares/Units†
Purchased Options	—	—	7,613	—	—	7,613
Forward Currency Contracts	$—	$ —	$—	$183,460,175	$—	$183,460,175
Swap Agreements	$—	$187,500,000	$—	$ —	$—	$187,500,000
TCW Emerging Markets Local Currency Income Fund
Statements of Asset and Liabilities:
Liability Derivatives
Forward Currency Contracts	$—	$—	$—	$(494)	$—	$(494)

Total Value	$—	$—	$—	$(494)	$—	$(494)

Statement of Operations:
Change in Unrealized Appreciation (Depreciation) on:
Forward Currency Contracts	$—	$—	$—	$(494)	$—	$(494)

Total Change in Unrealized (Depreciation)	$—	$—	$—	$(494)	$—	$(494)

Notional Amounts or Shares/Units†
Forward Currency Contracts	$—	$—	$—	$45,000,000	$—	$45,000,000

TCW Funds, Inc.

April 30, 2012

Note 2 — Significant Accounting Policies (Continued)

	Commodity Risk	Credit Risk	Equity Risk	Foreign Currency Risk	Interest Rate Risk	Total
TCW Enhanced Commodity Strategy Fund
Statements of Asset and Liabilities:
Asset Derivatives
Open Swap Agreements, at Value	$91	$—	$—	$—	$—	$91

Total Value	$91	$—	$—	$—	$—	$91

Statement of Operations:
Realized Gain on
Swap Agreements	$(206)	$—	$—	$—	$—	$(206)

Total Realized Gain (Loss)	$(206)	$—	$—	$—	$—	$(206)

Change in Unrealized Appreciation (Depreciation) on:
Swap Agreements	$(44)	$—	$—	$—	$—	$(44)

Total Change in Unrealized (Depreciation)	$(44)	$—	$—	$—	$—	$(44)

Notional Amounts or Shares/ Units†
Swap Agreements	$4,190,065	$—	$—	$—	$—	$4,190,065
TCW Global Bond Fund
Statements of Asset and Liabilities:
Asset Derivatives
Forward Currency Contracts	$—	$—	$—	$40	$—	$40

Total Value	$—	$—	$—	$40	$—	$40

Liability Derivatives
Futures Contracts(1)	$—	$—	$—	$—	$(8)	$(8)
Forward Currency Contracts	—	—	—	(10)	—	(10)

Total Value	$—	$—	$—	$(10)	$(8)	$(18)

Statement of Operations:
Realized Gain on
Forward Currency Contracts	$—	$—	$—	$(140)	$—	$(140)
Futures Contracts	—	—	—	—	(5)	(5)

Total Realized Gain (Loss)	$—	$—	$—	$(140)	$(5)	$(145)

Change in Unrealized Appreciation (Depreciation) on:
Futures Contracts	$—	$—	$—	$—	$(8)	$(8)
Forward Currency Contracts	—	—	—	30	—	30

Total Change in Unrealized Appreciation (Depreciation)	$—	$—	$—	$30	$(8)	$22

Notional Amounts or Shares/ Units †
Futures Contracts	—	—	—	—	7	7
Forward Currency Contracts	$—	$—	$—	$4,177,178	$—	$4,177,178

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 2 — Significant Accounting Policies (Continued)

	Commodity Risk	Credit Risk	Equity Risk	Foreign Currency Risk	Interest Rate Risk	Total
TCW High Yield Bond Fund
Statements of Asset and Liabilities:
Liability Derivatives
Futures Contracts	$—	$—	$—	$—	$(16)	$(16)

Total Value	$—	$—	$—	$—	$(16)	$(16)

Statement of Operations:
Realized Gain on
Futures Contracts	$—	$—	$—	$—	$(173)	$(173)
Swap Agreements	—	(261)	—	—	—	(261)

Total Realized Gain (Loss)	$—	$(261)	$—	$—	$(173)	$(434)

Change in Unrealized Appreciation (Depreciation) on:
Futures Contracts	$—	$—	$—	$—	$75	$75
Swap Agreements	—	8	—	—	—	8

Total Change in Unrealized Appreciation (Depreciation)	$—	$8	$—	$—	$75	$83

Notional Amounts or Shares/Units†
Futures Contracts	—	—	—	—	28	28
Swap Agreements	$—	$—	$—	$—	$6,820,000	$6,820,000

(1)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(2)	Represents purchased options, at value.
(3)	Represents change in unrealized appreciation (depreciation) for purchased options during the period.
†	Amounts disclosed represent average number of contracts, notional amounts, or shares/units outstanding, which is indicative of volume of this derivative type, for the period ended April 30,2012.

Forward Foreign Currency Contracts:    The TCW Core Fixed Income Fund, the TCW Emerging Markets Income Fund, the TCW Emerging Markets Local Currency Income Fund and the TCW Global Bond Fund may enter into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss in the Statement of Assets and Liabilities. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. The TCW Emerging Markets Income Fund, the TCW Emerging Markets Local currency Income Fund, and the TCW Global Bond Fund had forward foreign currency contracts outstanding at April 30, 2012.

Future Contracts:    The TCW Core Fixed Income Fund, the TCW Global Bond Fund, and the TCW High Yield Bond Fund entered into Futures Contracts. The Fund may seek to manage a variety of different risks through the use of futures contracts, such as interest rate risk, equity price risk, and currency risk. The Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or

TCW Funds, Inc.

April 30, 2012

Note 2 — Significant Accounting Policies (Continued)

other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk. Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for the Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When the Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it.

When the Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The TCW Core Fixed Income Fund, the TCW Global Bond Fund, and the TCW High Yield Bond Fund utilized futures to help manage daily liquidity as well as interest rate duration and credit market exposure. Futures contracts outstanding at April 30, 2012 are listed in the Schedule of Investments.

Swap Agreements.    The TCW Emerging Markets Income Funds, the TCW Enhanced Commodity Strategy Fund, and the TCW High Yield Bond Fund entered into swap agreements. Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

A Fund may enter into total return swaps. In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

A Fund may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 2 — Significant Accounting Policies (Continued)

event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When the Fund buys protection, it may or may not own securities of the reference entity. When the Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded as realized gains and losses, respectively. During the six months ended April 30, 2012, the TCW Enhanced Commodity Strategy Fund used total return swap agreements to gain exposure to the commodity market; the TCW Emerging Markets Income Fund and the TCW High Yield Bond Fund utilized credit default swaps to manage daily liquidity as well as interest rate duration and/or credit market exposures. Swap agreements outstanding at April 30, 2012 are listed in the Schedule of Investments.

Options.    The TCW Emerging Markets Income Fund entered into option contracts. A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance and to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

TCW Funds, Inc.

April 30, 2012

Note 2 — Significant Accounting Policies (Continued)

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written.

A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 2 — Significant Accounting Policies (Continued)

fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited.

OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. The Funds had no open written option contracts during the period ended April 30, 2012.

Mortgage-Backed Securities:    The TCW Core Fixed Income Fund, the TCW Enhanced Commodity Strategy Fund, the TCW Global Bond Fund, the TCW Short Term Bond Fund and the TCW Total Return Bond Fund may invest in mortgage pass-through securities which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. These Funds may also invest in Collateralized Mortgage Obligations (“CMOs”). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Ginnie Mae, Freddie Mac or Fannie Mae. The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit (“REMIC”). CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments. These Funds may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage

TCW Funds, Inc.

April 30, 2012

Note 2 — Significant Accounting Policies (Continued)

assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a fund may not fully recoup its initial investment in IOs.

Inflation-Indexed Bonds:    The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten, twenty, or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

When-Issued, Delayed-Delivery, and Forward Commitment Transactions:    The Funds may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although a fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, or forward commitment basis, there may be a loss, and that fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate, reflecting interest rate changes. In addition, because a fund is not required to pay for when-issued, delayed-delivery, or forward commitment securities until the delivery date, they may result in a form of leverage to the extent a

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 2 — Significant Accounting Policies (Continued)

fund does not maintain liquid assets equal to the face amount of the contract. To guard against this deemed leverage, the Funds segregates cash and/or securities in an amount or value at least equal to the amount of these transactions.

Dollar Roll Transactions:    The TCW Core Fixed Income Fund, the TCW Enhanced Commodity Strategy Fund, the TCW Global Bond Fund, the TCW Short Term Bond Fund, and the TCW Total Return Bond Fund may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage backed securities market. A dollar roll transaction involves a simultaneous sale by the Fund of securities that it holds with an agreement to repurchase substantially similar securities at an agreed upon price and date, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. These transactions are accounted for as financing transactions as opposed to sales and purchases. The differential between the sale price and the repurchase price is recorded as deferred income and recognized between the settlement dates of the sale and repurchase. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve risk that the market value of the security sold by the Fund may decline below the repurchase price of the security and the potential inability of counter parties to complete the transaction. There were no such transactions for the six months ended April 30, 2012.

Repurchase Agreements:    The Funds may invest in repurchase agreements secured by U.S. Government obligations and by other securities. Securities pledged as collateral for repurchase agreements are held by the Funds’ custodian bank or designated subcustodians under tri-party repurchase agreements until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings.

Reverse Repurchase Agreements:    All Fixed Income Funds, except the TCW High Yield Bond Fund, may enter into reverse repurchase agreements. Reverse repurchase agreements involve sales by a fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date for a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of otherwise obtaining the cash. There were no reverse repurchase agreements outstanding at April 30, 2012.

Security Lending:    The Funds may lend their securities to qualified brokers. The loans must be collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. The Funds did not lend any securities during the six months ended April 30, 2012.

Allocation of Operating Activity for Multiple Classes:    Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Funds based on the relative net assets of each class. Distribution fees, which are directly attributable to a class of shares, are

TCW Funds, Inc.

April 30, 2012

Note 2 — Significant Accounting Policies (Continued)

charged to the operations of the class. All other expenses are charged to each Fund or class as incurred on a specific identification basis. Differences in class specific fees and expenses will result in differences in net investment income, and therefore, the payment of different per share dividends by each class.

Dividends and Distributions:    Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income of the TCW Money Market Fund are declared each business day but pay or reinvest monthly. The TCW Enhanced Commodity Strategy Fund declares and pays, or reinvests, dividends from net investment income quarterly. The other Fixed Income Funds declare and pay, or reinvest, dividends from net investment income monthly. Distribution of any net long-term and net short-term capital gains earned by a fund will be distributed at least annually.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, market discount and premium, losses deferred due to wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed net investment income (loss), and/or undistributed accumulated realized gain (loss). Undistributed net investment income or loss may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or capital gain remaining at fiscal year end is distributed in the following year.

Use of Estimates:    The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Note 3 — Risk Considerations

Market Risk:    Because the values of the Funds’ investments will fluctuate with market conditions, so will the value of your investment in the Funds. You could lose money on your investment in the Funds or the Funds could underperform other investments.

Liquidity Risk:    The Funds’ investments in illiquid securities may reduce the returns of the Funds because they may not be able to sell the illiquid securities at an advantageous time or price. Investments in high-yield securities, foreign securities, derivatives or other securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Certain investments in private placements and Rule 144A securities may be considered illiquid investments. The Funds may invest in private placements and Rule 144A securities.

Interest Rate Risk:    The values of the Funds’ investments fluctuate in response to movements in interest rates. If rates rise, the values of debt securities generally fall. The longer the average duration of the Funds’ investment portfolio, the greater the change in value.

Mortgage-Backed and Other Asset-Backed Securities Risk:    Each Fund may invest in mortgage-backed or other asset-backed securities. The values of some mortgage-backed or other asset-backed securities may expose a Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of mortgage-related securities generally will decline; however, when interest rates are declining, the value of

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 3 — Risk Considerations (Continued)

mortgage related-securities with prepayment features may not increase as much as other fixed-income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rate of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

Derivatives Risk:    Use of derivatives, which at times is an important part of the Funds’ investment strategy, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Investments in derivatives could cause the Funds to lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Funds will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Credit Risk:    The values of any of the Funds’ investments may also decline in response to events affecting the issuer or its credit rating. The lower rated debt securities in which the Fund may invest are considered speculative and are subject to greater volatility and risk of loss than investment-grade securities, particularly in deteriorating economic conditions. The value of some mortgage-related securities in which the Funds invest also may fall because of unanticipated levels of principal prepayments that can occur when interest rates decline.

Certain of the Funds invest a material portion of their assets in securities of issuers that hold mortgage- and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market’s perception of credit quality on securities backed by commercial and residential mortgage loans and other financial assets may result in increased volatility of market price and periods of illiquidity that can negatively impact the valuation of certain issuers held by the Funds.

Mortgage-backed securities (“MBS”) and Asset-backed securities (“ABS”) are characterized and classified in a variety of different ways. These classifications include a view of the securities’ cash flow structure (pass-through, sequential pay, prepayment-protected, interest-only, principal-only, etc.), the security of the claim on the underlying assets, (senior, mezzanine and subordinated), as well as types of underlying collateral (prime conforming loans, prime non-conforming loans, Alt-A loans, subprime loans, commercial loans, etc.) In many cases, the classification incorporates a degree of subjectivity: a particular loan might be categorized as “prime” by the underwriting standards of one mortgage issuer while another might classify the loan as “subprime.” In addition to other functions, the risk associated with an investment in a mortgage loan must take into account the nature of the collateral, the form and the level of credit enhancement, the vintage of the loan, the geography of the loan, the purpose of the loan (refinance versus purchase versus equity take-out), the borrower’s credit quality (e.g. FICO score), and whether the loan is a first trust deed or a second lien.

The mortgage industry lacks a single bright-line as to what separates a subprime loan from an Alt-A loan. Often it is a combination of loan characteristics involving both borrower criteria as well as collateral criteria

TCW Funds, Inc.

April 30, 2012

Note 3 — Risk Considerations (Continued)

that determine which category a loan is placed in. However, in order to be both conservative and objective as possible, the Adviser applied the following criteria to the Funds’ residential mortgage and asset-backed holdings in coming up with its categorizations:

Sub Prime — Any asset-backed bond whose collateral was residential mortgages were considered to be subprime, provided that the loans did not belong to the classification of manufactured housing loans.

Alt-A — Any mortgage-backed security whose average borrower FICO score was less than 730 and/or was listed as an Alt-A pool by Bloomberg were considered to be Alt-A bonds.

Counterparty Risk:    The Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The exposure to credit and counterparty risks with respect to these financial assets is reflected in fair value recorded in the Funds’ Statements of Assets and Liabilities.

Note 4 — Federal Income Taxes

It is the policy of each Fund to comply with the requirements under Subchapter M of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

At April 30, 2012, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost of Investments for Federal Income Tax Purposes
TCW Core Fixed Income Fund	$24,416	$(1,913)	$22,503	$868,137
TCW Emerging Markets Income Fund	122,192	(67,171)	55,021	3,842,283
TCW Emerging Markets Local Currency Income Fund	3,375	(4,875)	(1,500)	179,647
TCW Enhanced Commodity Strategy Fund	71	(28)	43	3,278
TCW Global Bond Fund	1,093	(68)	1,025	22,380
TCW High Yield Bond Fund	1,086	(1,690)	(604)	55,390
TCW Short Term Bond Fund	153	(88)	65	7,929
TCW Total Return Bond Fund	427,474	(220,706)	206,768	5,501,188

Note: The aggregate cost for investments for the TCW Money Market Fund as of April 30, 2012, is the same for financial reporting and federal income tax purposes.

The Funds did not have any unrecognized tax benefits at April 30, 2012, nor were there any increases or decreases in unrecognized tax benefits for the six months ended April 30, 2012. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three and four fiscal years, respectively.

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 5 — Fund Management Fees and Other Expenses

The Funds pay to the Advisor, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees as a percentage of daily net asset value:

TCW Core Fixed Income Fund	0.40%
TCW Emerging Markets Income Fund	0.75%
TCW Emerging Markets Local Currency Income Fund	0.75%
TCW Enhanced Commodity Strategy Fund	0.50%
TCW Global Bond Fund	0.55%
TCW High Yield Bond Fund	0.75%
TCW Money Market Fund	0.25%	*
TCW Short Term Bond Fund	0.35%
TCW Total Return Bond Fund	0.50%

*	The Advisor waived 0.15% from the management fee for the period ending April 30, 2012.

In addition to the management fees, the Funds reimburse, with approval by the Company’s Board of Directors, the Advisor’s costs associated in support of the Funds’ Rule 38a-1 compliance obligations. These amounts are allocated to each Fund based on the net management fees paid and are included in the Statements of Operations.

The Advisor limits the operating expenses (excluding interest and acquired fund fees and expenses, if any) of the Funds not to exceed the following expense ratios relative to the Funds’ average daily net assets:

TCW Core Fixed Income Fund
I Class	0.44%	(1)
N Class	0.78%	(1)
TCW Emerging Markets Income Fund
I Class	1.24%	(2)
N Class	1.24%	(2)
TCW Emerging Markets Local Currency Income Fund
I Class	0.99%	(1)
N Class	0.99%	(1)
TCW Enhanced Commodity Strategy Fund
I Class	0.70%	(1)
N Class	0.70%	(1)
TCW Global Bond Fund
I Class	1.16%	(1)
N Class	1.16%	(1)
TCW High Yield Bond Fund
I Class	1.17%	(2)
N Class	1.17%	(1)
TCW Money Market Fund
I Class	0.40%	(1)
TCW Short Term Bond Fund
I Class	0.44%	(1)
TCW Total Return Bond Fund
I Class	0.44%	(1)
N Class	0.74%	(1)

(1)	These limitations are based on an agreement between the Advisor and Company for an one-year period.
(2)	Limitation based on average expense ratio as reported by Lipper, Inc., which is subject to change on a monthly basis. This ratio was in effect as of April 30, 2012. These limitations are voluntary and terminable in a six months notice.

TCW Funds, Inc.

April 30, 2012

Note 5 — Fund Management Fees and Other Expenses (Continued)

The amount borne by the Advisor during the fiscal year when the operating expenses of a fund are in excess of the expense limitation cannot be recaptured in the subsequent fiscal years should the expenses drop below the expense limitation in the subsequent years. The Advisor can recapture expenses only within a given fiscal year for that year’s operating expenses.

Note 6 — Distribution Plan

TCW Funds Distributors (“Distributor”), an affiliate of the Advisor and the Funds, serves as the nonexclusive distributor of each class of the Funds’ shares. The Funds have a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the N Class shares of each Fund. Under the terms of the plan, each Fund compensates the Distributor at a rate equal to 0.25% of the average daily net assets of the Fund attributable to its N Class shares for distribution and related services.

Note 7 – Purchases and Sales of Securities

Investment transactions (excluding short-term investments) for the six months ended April 30, 2012, were as follows (amounts in thousands):

	Purchases at Cost	Sales or Maturity Proceeds	U.S. Government Purchases at Cost	U.S. Government Sales or Maturity Proceeds
TCW Core Fixed Income Fund	$208,121	$36,441	$682,356	$511,291
TCW Emerging Markets Income Fund	3,106,013	2,178,704	—	—
TCW Emerging Markets Local Currency Income Fund	177,689	152,129	—	—
TCW Enhanced Commodity Strategy Fund	228	599	63	169
TCW Global Bond Fund	19,229	1,918	21,976	17,582
TCW High Yield Bond Fund	24,079	18,470	1,680	1,679
TCW Short Term Bond Fund	1,684	1,255	1,326	1,280
TCW Total Return Bond Fund	614,412	374,997	1,390,255	1,688,400

Note 8 — Capital Share Transactions

Transactions in each Fund’s shares were as follows:

TCW Money Market Fund	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31, 2011
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	160,562,644	$160,563	486,940,104	$486,940
Shares Issued upon Reinvestment of Dividends	—	—	82,128	82
Shares Redeemed	(177,920,867)	(177,921)	(549,054,849)	(549,054)

Net Increase	(17,358,223)	$(17,358)	(62,032,617)	$(62,032)

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 8 — Capital Share Transactions (Continued)

TCW Core Fixed Income Fund	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31, 2011
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	17,304,680	$188,768	16,516,794	$178,757
Shares Issued upon Reinvestment of Dividends	605,631	6,594	763,089	8,174
Shares Redeemed	(5,639,604)	(61,606)	(10,999,083)	(118,120)

Net Increase	12,270,707	$133,756	6,280,800	$68,811

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	22,786,022	$248,966	13,452,679	$145,476
Shares Issued upon Reinvestment of Dividends	565,563	6,162	731,955	7,855
Shares Redeemed	(6,060,909)	(66,243)	(7,949,034)	(85,716)

Net Increase	17,290,676	$188,885	6,235,600	$67,615

TCW Emerging Markets Income Fund	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31, 2011
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	167,759,870	$1,435,797	249,803,290	$2,177,875
Shares Issued upon Reinvestment of Dividends	6,548,807	55,964	7,696,537	66,785
Shares Redeemed	(54,022,230)	(458,176)	(71,947,079)	(613,782)
Redemptions in-kind	—	—	(35,103,593)	(300,487)

Net Increase	120,286,447	$1,033,585	150,449,155	$1,330,391

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	31,847,687	$352,827	92,727,742	$1,038,386
Shares Issued upon Reinvestment of Dividends	2,267,204	24,741	4,489,264	50,010
Shares Redeemed	(40,479,741)	(436,220)	(50,983,988)	(555,085)

Net Increase (Decrease)	(6,364,850)	$(58,652)	46,233,018	$533,311

TCW Emerging Markets Local Currency Income Fund	Six Months Ended April 30, 2012 (Unaudited)		December 15, 2010 (Commencement of Operations) Through October 31, 2011
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	4,093,270	$40,271	12,694,570	$133,015
Shares Issued upon Reinvestment of Dividends	256,858	2,498	159,498	1,642
Shares Redeemed	(3,775,292)	(36,011)	(2,793,409)	(28,706)

Net Increase	574,836	$6,758	10,060,659	$105,951

TCW Funds, Inc.

April 30, 2012

Note 8 — Capital Share Transactions (Continued)

TCW Emerging Markets Local Currency Income Fund (Continued)

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	3,184,843	$31,739	10,466,685	$109,266
Shares Issued upon Reinvestment of Dividends	151,231	1,473	91,803	941
Shares Redeemed	(2,501,101)	(24,507)	(3,626,319)	(36,724)

Net Increase	834,973	$8,705	6,932,169	$73,483

TCW Enhanced Commodity Strategy Fund	Six Months Ended April 30, 2012 (Unaudited)		April 1, 2011 (Commencement of Operation) through October 31, 2011
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	—	$—	300,205	$3,000
Shares Issued upon Reinvestment of Dividends	3,980	33	3,104	26
Shares Redeemed	(51,282)	(421)	—	—

Net Increase	(47,302)	$(388)	303,309	$3,026

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	—	$—	200,005	$2,000
Shares Issued upon Reinvestment of Dividends	2,652	22	2,068	18
Shares Redeemed	—	—	—	—

Net Increase	2,652	$22	202,073	$2,018

TCW Global Bond Fund	December 1, 2011 (Commencement of Operations) through April 30, 2012
I Class	Shares	Amount (in thousands)
Shares Sold	1,190,641	$11,921
Shares Issued upon Reinvestment of Dividends	14,503	150
Shares Redeemed	(191,725)	(1,986)

Net Increase	1,013,419	$10,085

N Class	Shares	Amount (in thousands)
Shares Sold	1,031,168	$10,323
Shares Issued upon Reinvestment of Dividends	13,575	140

Net Increase	1,044,743	$10,463

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 8 — Capital Share Transactions (Continued)

TCW High Yield Bond Fund	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31, 2011
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	2,797,957	$16,874	8,585,633	$55,142
Shares Issued upon Reinvestment of Dividends	210,553	1,260	575,877	3,682
Shares Redeemed	(3,215,418)	(19,268)	(14,458,625)	(93,021)

Net Decrease	(206,908)	$(1,134)	(5,297,115)	$(34,197)

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	2,435,048	$14,724	7,055,532	$44,904
Shares Issued upon Reinvestment of Dividends	102,109	616	355,853	2,303
Shares Redeemed	(2,318,019)	(14,042)	(12,316,967)	(79,298)

Net Increase (Decrease)	219,138	$1,298	(4,905,582)	$(32,091)

TCW Short Term Bond Fund	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31, 2011
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	834,411	$7,330	1,816,903	$16,192
Shares Issued upon Reinvestment of Dividends	8,694	76	33,588	299
Shares Redeemed	(724,029)	(6,359)	(9,552,335)	(84,954)

Net Increase (Decrease)	119,076	$1,047	(7,701,844)	$(68,463)

TCW Total Return Bond Fund	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31, 2011
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	125,407,033	$1,228,000	170,755,362	$1,704,655
Shares Issued upon Reinvestment of Dividends	9,667,202	94,434	17,670,180	176,092
Shares Redeemed	(90,631,528)	(886,411)	(162,045,190)	(1,619,885)

Net Increase	44,442,707	$436,023	26,380,352	$260,862

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	37,332,267	$378,096	81,018,355	$837,301
Shares Issued upon Reinvestment of Dividends	6,705,182	67,707	16,569,545	170,848
Shares Redeemed	(63,126,607)	(636,354)	(97,597,892)	(1,009,485)

Net Decrease	(19,089,158)	$(190,551)	(9,992)	$(1,336)

Note 9 — Restricted Securities

The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the

TCW Funds, Inc.

April 30, 2012

Note 9 — Restricted Securities (Continued)

securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities at April 30, 2012.

Note 10 — Contingencies

In 2004, a committee representing asbestos claimants in the bankruptcy of G-I Holdings, Inc. (“G-I”) filed suit against Building Materials Corporation of America (“BMCA”), certain of its bondholders and others (the “Complaint”). In 2006, the Complaint was amended to name additional bondholders as defendants, including the TCW High Yield Bond Fund and the TCW Core Fixed Income Fund (the “Bondholder Funds”). The plaintiff sought to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I to BMCA, and to invalidate a lien that BMCA granted in its assets to bondholders in 2004.

Nothing in the Complaint in this litigation alleges that any improper activity took place in the Bondholder Funds. On April 17, 2012, the court dismissed the case with prejudice without any loss to the Funds.

Note 11 — Recently Issued Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, which amends U.S. GAAP to improve comparability with fair value measurement and disclosure requirements in International Financial Reporting Standards (IFRS). The amendments in ASU No. 2011-04 are effective for during interim and annual periods beginning after December 15, 2011.

In December 2011, the FASB issued ASU No. 2011-11, Balance Sheet (Topic 210), Disclosures about Offsetting Assets and Liabilities, which requires entities to disclose information about financial instruments and derivative instruments that have been offset or that are subject to enforceable master netting arrangements, to enable users of its financial statements to understand the effect of those arrangements on its financial position. Entities will be required to provide both net (offset amounts) and gross information in the notes to the financial statements for relevant assets and liabilities that are offset or subject to the arrangements. The amendments in ASU No. 2011-11 are effective for interim and annual periods beginning on or after January 1, 2013 and an entity should provide the disclosures required by the amendments retrospectively for all comparative periods presented.

The Fund is in the process of evaluating these disclosure requirements and any impact the new disclosures will have on its financial statements.

Note 12 — Subsequent Events

On February 28, 2012, the Company announced with the approval by the Board of Directors the liquidation of the TCW Money Market Fund to be effective May 31, 2012.

On May 31, 2012, all shareholders were redeemed out of the Fund at $1.00 Net Asset Value. Shareholders received a redemption check or a transfer statement into another money market fund, at their election.

TCW Money Market Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31,
			2011	2010	2009	2008		2007
Net Asset Value per Share, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Income from Investment Operations:
Net Investment Income (1)	—		0.0007	0.0012	0.0084	0.0278		0.0497
Net Realized and Unrealized Gain on Investments	—		(0.0001)	0.0002	0.0052	(0.0014)		—

Total from Investment Operations	—		0.0006	0.0014	0.0136	0.0264		0.0497

Less Distributions:
Distributions from Net Investment Income	—		(0.0006)	(0.0014)	(0.0088)	(0.0277)		(0.0497)

Capital Support Agreement (2)	N/A		N/A	N/A	(0.0048)	0.0013		N/A

Net Asset Value per Share, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Total Return	—		0.06%	0.15%	0.60%	2.99	% (4)	5.09%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$89,659		$107,007	$169,041	$214,692	$805,235		$671,428
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.42	% (5)	0.42%	0.37%	0.52%	0.31%		0.33%
After Expense Reimbursement	0.21	% (5)	0.26%	0.22%	0.44%	0.30%		N/A
Ratio of Net Investment Income to Average Net Assets	N/A		0.07%	0.12%	0.85%	2.77%		4.97%

(1)	Computed using average shares outstanding throughout the period.
(2)	On September 19, 2008, the Company, on behalf of the TCW Money Market Fund, entered into a capital support agreement, which required, subject to certain conditions and limitations, the Advisor to commit capital to the Fund up to the aggregate limit of $35.5 million, as amended. The agreement was intended to limit the potential losses that the Fund may incur upon the ultimate disposition of the securities specified in the Agreement. Those securities matured without exceptions, and the Agreement subsequently expired with no loss to the Fund or Company.
(3)	For the six months ended April 30, 2012 and is not indicative of a full year’s operating results.
(4)	Capital Support Agreement had no impact on the total return for the period.
(5)	Annualized.

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31,
			2011	2010	2009	2008	2007
Net Asset Value per Share, Beginning of Period	$10.90		$11.01	$10.59	$9.35	$9.76	$9.70

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.14		0.36	0.63	0.78	0.48	0.42
Net Realized and Unrealized Gain (Loss) on Investments	0.22		0.17	0.52	1.17	(0.38)	0.10

Total from Investment Operations	0.36		0.53	1.15	1.95	0.10	0.52

Less Distributions:
Distributions from Net Investment Income	(0.16)		(0.42)	(0.64)	(0.68)	(0.51)	(0.46)
Distributions from Net Realized Gain	(0.09)		(0.22)	(0.09)	(0.03)	—	—

Total Distributions	(0.25)		(0.64)	(0.73)	(0.71)	(0.51)	(0.46)

Net Asset Value per Share, End of Period	$11.01		$10.90	$11.01	$10.59	$9.35	$9.76

Total Return	3.30	% (2)	5.06%	11.34%	21.65%	0.94%	5.46%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$402,279		$264,366	$197,877	$227,101	$30,721	$29,005
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.50	% (3)	0.55%	0.56%	0.62%	0.66%	0.67%
After Expense Reimbursement	0.44	% (3)	0.44%	0.44%	0.44%	0.44%	0.50%
Ratio of Net Investment Income to Average Net Assets	2.59	% (3)	3.35%	5.89%	7.72%	4.87%	4.38%
Portfolio Turnover Rate	88.71	% (2)	280.49%	258.36%	121.57%	81.45%	76.69%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2012 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31,
			2011	2010	2009	2008	2007
Net Asset Value per Share, Beginning of Period	$10.91		$11.03	$10.63	$9.44	$9.86	$9.79

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.12		0.33	0.57	0.75	0.46	0.40
Net Realized and Unrealized Gain (Loss) on Investments	0.22		0.17	0.54	1.19	(0.37)	0.09

Total from Investment Operations	0.34		0.50	1.11	1.94	0.09	0.49

Less Distributions:
Distributions from Net Investment Income	(0.14)		(0.40)	(0.62)	(0.72)	(0.51)	(0.42)
Distributions from Net Realized Gain	(0.09)		(0.22)	(0.09)	(0.03)	—	—

Total Distributions	(0.23)		(0.62)	(0.71)	(0.75)	(0.51)	(0.42)

Net Asset Value per Share, End of Period	$11.02		$10.91	$11.03	$10.63	$9.44	$9.86

Total Return	3.15	% (2)	4.76%	10.88%	21.31%	0.73%	5.17%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$400,553		$207,882	$141,451	$76,729	$83,506	$114,860
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.79	% (3)	0.85%	0.88%	0.85%	0.83%	0.82%
After Expense Reimbursement	0.78	% (3)	0.78%	0.78%	0.74%	0.73%	0.76%
Ratio of Net Investment Income to Average Net Assets	2.26	% (3)	3.00%	5.32%	7.45%	4.58%	4.10%
Portfolio Turnover Rate	88.71	% (2)	280.49%	258.36%	121.57%	81.45%	76.69%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2012 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW Emerging Markets Income Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31,
			2011	2010	2009 (1)	2008 (1)	2007 (1)
Net Asset Value per Share, Beginning of Period	$8.43		$8.84	$7.60	$5.41	$7.66	$7.99

Income (Loss) from Investment Operations:
Net Investment Income (2)	0.37		0.65	0.60	0.52	0.43	0.55
Net Realized and Unrealized Gain (Loss) on Investments	0.29		(0.36)	1.19	2.32	(1.92)	(0.03)

Total from Investment Operations	0.66		0.29	1.79	2.84	(1.49)	0.52

Less Distributions:
Distributions from Net Investment Income	(0.26)		(0.59)	(0.54)	(0.65)	(0.47)	(0.42)
Distributions from Net Realized Gain	—		(0.11)	(0.01)	—	(0.29)	(0.43)

Total Distributions	(0.26)		(0.70)	(0.55)	(0.65)	(0.76)	(0.85)

Redemption Fees	—		—	—	— (3)	— (3)	— (3)

Net Asset Value per Share, End of Period	$8.83		$8.43	$8.84	$7.60	$5.41	$7.66

Total Return	7.91	% (4)	3.35%	24.44%	56.09%	(21.46)%	6.79%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$3,010,631		$1,861,675	$622,371	$101,959	$19,349	$34,559
Ratio of Expenses to Average Net Assets	0.84	% (5)	0.87%	0.92%	1.17%	1.24%	1.25%
Ratio of Net Investment Income to Average Net Assets	8.64	% (5)	7.49%	7.22%	7.70%	5.99%	7.03%
Portfolio Turnover Rate	70.12	% (4)	137.87%	172.75%	196.54%	156.72%	146.82%

(1)	Prior to July 1, 2009, the TCW Emerging Markets Income Fund imposed a short-term redemption fee on shares owned less than 90 days equal to 2% of the value of the shares redeemed. Redemption fees are recorded by the Fund as additional paid in-capital. The redemption fees received by the Fund are shown on a per share basis on the Financial Highlights. Effective July 1, 2009, the short-term redemption fee was eliminated.
(2)	Computed using average shares outstanding throughout the period.
(3)	Amount rounds to less than $0.01 per share.
(4)	For the six months ended April 30, 2012 and is not indicative of a full year’s operating results.
(5)	Annualized.

See accompanying notes to financial statements.

TCW Emerging Markets Income Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31,
			2011	2010	2009	2008	2007
Net Asset Value per Share, Beginning of Period	$10.81		$11.31	$9.72	$6.89	$9.67	$9.77

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.47		0.80	0.74	0.73	0.54	0.64
Net Realized and Unrealized Gain (Loss) on Investments	0.35		(0.45)	1.52	2.89	(2.45)	(0.02)

Total from Investment Operations	0.82		0.35	2.26	3.62	(1.91)	0.62

Less Distributions:
Distributions from Net Investment Income	(0.31)		(0.74)	(0.66)	(0.79)	(0.58)	(0.29)
Distributions from Net Realized Gain	—		(0.11)	(0.01)	—	(0.29)	(0.43)

Total Distributions	(0.31)		(0.85)	(0.67)	(0.79)	(0.87)	(0.72)

Net Asset Value per Share, End of Period	$11.32		$10.81	$11.31	$9.72	$6.89	$9.67

Total Return	7.70	% (2)	3.13%	24.03%	55.80%	(21.51)%	6.56%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$949,821		$975,772	$498,489	$12,693	$1,229	$1,256
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.14	% (3)	1.15%	1.25%	2.41%	1.97%	2.63%
After Expense Reimbursement	N/A		N/A	N/A	1.30%	1.36%	1.46%
Ratio of Net Investment Income to Average Net Assets	8.68	% (3)	7.18%	6.88%	7.94%	5.94%	6.58%
Portfolio Turnover Rate	70.12	% (2)	137.87%	172.75%	196.54%	156.72%	146.82%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2012 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW Emerging Markets Local Currency Income Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2012 (Unaudited)		December 15, 2010 (Commencement of Operations) through October 31, 2011
Net Asset Value per Share, Beginning of Period	$9.89		$10.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.43		0.51
Net Realized and Unrealized Gain (Loss) on Investments	0.11		(0.08)

Total from Investment Operations	0.54		0.43

Less Distributions:
Distributions from Net Investment Income	(0.23)		(0.54)

Net Asset Value per Share, End of Period	$10.20		$9.89

Total Return	5.60	% (3)	4.25	% (2)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$108,444		$99,529
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.96	% (4)	1.05	% (4)
After Expense Reimbursement	N/A		0.99	% (4)
Ratio of Net Investment Income to Average Net Assets	8.77	% (4)	5.64	% (4)
Portfolio Turnover Rate	93.24	% (3)	191.66	% (2)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the period December 15, 2010 (Commencement of Operations) through October 31, 2011 and is not indicative of a full year’s operating results.
(3)	For the six months ended April 30, 2012 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

TCW Emerging Markets Local Currency Income Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2012 (Unaudited)		December 15, 2010 (Commencement of Operations) through October 31, 2011
Net Asset Value per Share, Beginning of Period	$9.89		$10.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.41		0.51
Net Realized and Unrealized Gain (Loss) on Investments	0.12		(0.08)

Total from Investment Operations	0.53		0.43

Less Distributions:
Distributions from Net Investment Income	(0.23)		(0.54)

Net Asset Value per Share, End of Period	$10.19		$9.89

Total Return	5.50	% (3)	4.25	% (2)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$79,159		$68,560
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.25	% (4)	1.48	% (4)
After Expense Reimbursement	0.99	% (4)	0.99	% (4)
Ratio of Net Investment Income to Average Net Assets	8.39	% (4)	5.68	% (4)
Portfolio Turnover Rate	93.24	% (3)	191.66	% (2)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the period December 15, 2010 (Commencement of Operations) through October 31, 2011 and is not indicative of a full year’s operating results.
(3)	For the six months ended April 30, 2012 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

TCW Enhanced Commodity Strategy Fund

Consolidated Financial Highlights — I Class

	Six Months Ended April 30, 2012 (Unaudited)		April 1, 2011 (Commencement of Operations) through October 31, 2011
Net Asset Value per Share, Beginning of Period	$8.73		$10.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.07		0.08
Net Realized and Unrealized (Loss) on Investments	(0.33)		(1.26)

Total from Investment Operations	(0.26)		(1.18)

Less Distributions:
Distribution from Net Investment Income	(0.09)		(0.09)
Distributions from Net Realized Gain	(0.02)		—

Total Distributions	(0.11)		(0.09)

Net Asset Value Per Share, End of Period	$8.36		$8.73

Total Return	(2.98	)% (4)	(11.80	)% (2)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$2,141		$2,647
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	6.08	% (3)	5.54	% (3)
After Expense Reimbursement	0.70	% (3)	0.70	% (3)
Ratio of Net Investment Income to Average Net Assets	1.75	% (3)	1.51	% (3)
Portfolio Turnover Rate	8.76	% (4)	42.70	% (2)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the period April 1, 2011 (Commencement of Operations) through October 31, 2011 and is not indicative of a full year’s operating results.
(3)	Annualized.
(4)	For the six months ended April 30, 2012 and is not indicative of a full year’s operating results.

See accompanying notes to financial statements.

TCW Enhanced Commodity Strategy Fund

Consolidated Financial Highlights — N Class

	Six Months Ended April 30, 2012 (Unaudited)		April 1, 2011 (Commencement of Operations) through October 31, 2011
Net Asset Value per Share, Beginning of Period	$8.73		$10.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.07		0.08
Net Realized and Unrealized (Loss) on Investments	(0.33)		(1.26)

Total from Investment Operations	(0.26)		(1.18)

Less Distributions:
Distribution from Net Investment Income	(0.09)		(0.09)
Distributions from Net Realized Gain	(0.02)		—

Total Distributions	(0.11)		(0.09)

Net Asset Value Per Share, End of Period	$8.36		$8.73

Total Return	(2.98	)% (4)	(11.80	)% (2)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,712		$1,764
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	6.55	% (3)	5.95	% (3)
After Expense Reimbursement	0.70	% (3)	0.70	% (3)
Ratio of Net Investment Income to Average Net Assets	1.75	% (3)	1.50	% (3)
Portfolio Turnover Rate	8.76	% (4)	42.70	% (2)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the period April 1, 2011 (Commencement of Operations) through October 31, 2011 and is not indicative of a full year’s operating results.
(3)	Annualized.
(4)	For the six months ended April 30, 2012 and is not indicative of a full year’s operating results.

See accompanying notes to financial statements.

TCW Global Bond Fund

Financial Highlights — I Class

	December 1, 2011 (Commencement of Operations) through April 30, 2012 (Unaudited)
Net Asset Value per Share, Beginning of Period	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.15
Net Realized and Unrealized Gain on Investments	0.51

Total from Investment Operations	0.66

Less Distributions:
Distributions from Net Investment Income	(0.14)

Net Asset Value per Share, End of Period	$10.52

Total Return	6.61	% (2)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$10,661
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.67	% (3)
After Expense Reimbursement	1.16	% (3)
Ratio of Net Investment Income to Average Net Assets	3.55	% (3)
Portfolio Turnover Rate	92.54	% (2)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the period December 1, 2011 (Commencement of Operations) through April 30, 2012 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW Global Bond Fund

Financial Highlights — N Class

	December 1, 2011 (Commencement of Operations) through April 30, 2012 (Unaudited)
Net Asset Value per Share, Beginning of Period	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.15
Net Realized and Unrealized Gain on Investments	0.51

Total from Investment Operations	0.66

Less Distributions:
Distributions from Net Investment Income	(0.14)

Net Asset Value per Share, End of Period	$10.52

Total Return	6.61	% (2)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$10,991
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.98	% (3)
After Expense Reimbursement	1.16	% (3)
Ratio of Net Investment Income to Average Net Assets	3.53	% (3)
Portfolio Turnover Rate	92.54	% (2)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the period December 1, 2011 (Commencement of Operations) through April 30, 2012 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW High Yield Bond Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31,
			2011	2010	2009	2008	2007
Net Asset Value per Share, Beginning of Period	$5.99		$6.45	$5.93	$4.56	$6.74	$6.85

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.16		0.44	0.52	0.51	0.47	0.49
Net Realized and Unrealized Gain (Loss) on Investments	0.15		(0.42)	0.51	1.36	(2.14)	(0.07)

Total from Investment Operations	0.31		0.02	1.03	1.87	(1.67)	0.42

Less Distributions:
Distributions from Net Investment Income	(0.19)		(0.48)	(0.51)	(0.50)	(0.51)	(0.53)
Distributions from Net Realized Gain	(0.02)		—	—	—	—	—

Total Distributions	(0.21)		(0.48)	(0.51)	(0.50)	(0.51)	—

Net Asset Value per Share, End of Period	$6.09		$5.99	$6.45	$5.93	$4.56	$6.74

Total Return	5.20	% (2)	0.24%	18.18%	43.47%	(26.41)%	6.27%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$39,070		$39,648	$76,897	$78,299	$41,109	$56,835
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.19	% (3)	1.06%	0.96%	1.04%	1.03%	0.93%
After Expense Reimbursement	1.18	% (3)	N/A	N/A	N/A	N/A	N/A
Ratio of Net Investment Income to Average Net Assets	5.49	% (3)	6.93%	8.49%	10.05%	7.66%	7.00%
Portfolio Turnover Rate	40.65	% (2)	154.82%	176.77%	106.35%	113.03%	91.99%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2012 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW High Yield Bond Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31,
			2011	2010	2009	2008	2007
Net Asset Value per Share, Beginning of Period	$6.02		$6.49	$5.94	$4.57	$6.78	$6.90

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.16		0.45	0.51	0.50	0.46	0.47
Net Realized and Unrealized Gain (Loss) on Investments	0.16		(0.44)	0.52	1.35	(2.16)	(0.07)

Total from Investment Operations	0.32		0.01	1.03	1.85	(1.70)	0.40

Less Distributions:
Distributions from Net Investment Income	(0.18)		(0.48)	(0.48)	(0.48)	(0.51)	(0.52)
Distributions from Net Realized Gain	(0.02)		—	—	—	—	—

Total Distributions	(0.20)		(0.48)	(0.48)	(0.48)	(0.51)

Net Asset Value per Share, End of Period	$6.14		$6.02	$6.49	$5.94	$4.57	$6.78

Total Return	5.34	% (2)	0.04%	17.86%	43.27%	(26.63)%	5.96%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$16,132		$14,507	$47,485	$53,022	$15,578	$22,146
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.58	% (3)	1.38%	1.27%	1.29%	1.30%	1.20%
After Expense Reimbursement	1.18	% (3)	1.20%	1.20%	1.20%	1.20%	N/A
Ratio of Net Investment Income to Average Net Assets	5.43	% (3)	6.87%	8.22%	9.75%	7.46%	6.71%
Portfolio Turnover Rate	40.65	% (2)	154.82%	176.77%	106.35%	113.03%	91.99%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2012 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW Short Term Bond Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31,
			2011	2010	2009	2008	2007
Net Asset Value per Share, Beginning of Period	$8.77		$8.94	$8.57	$8.93	$9.47	$9.46

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.06		0.17	0.32	0.40	0.47	0.46
Net Realized and Unrealized Gain (Loss) on Investments	0.07		(0.09)	0.45	(0.38)	(0.55)	— (2)

Total from Investment Operations	0.13		0.08	0.77	0.02	(0.08)	0.46

Less Distributions:
Distributions from Net Investment Income	(0.10)		(0.25)	(0.40)	(0.38)	(0.46)	(0.45)

Net Asset Value per Share, End of Period	$8.80		$8.77	$8.94	$8.57	$8.93	$9.47

Total Return	1.49	% (3)	0.84%	9.21%	0.35%	(0.88)%	4.95%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$7,945		$6,874	$75,849	$51,944	$75,856	$114,181
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.89	% (4)	0.84%	0.76%	0.74%	0.49%	0.63%
After Expense Reimbursement	0.44	% (4)	0.44%	0.44%	0.44%	0.44%	0.44%
Ratio of Net Investment Income to Average Net Assets	1.33	% (4)	1.96%	3.66%	4.76%	5.06%	4.80%
Portfolio Turnover Rate	42.54	% (3)	57.84%	83.26%	21.40%	27.24%	43.18%

(1)	Computed using average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.01 per share.
(3)	For the six months ended April 30, 2012 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31,
			2011	2010	2009	2008	2007
Net Asset Value per Share, Beginning of Period	$9.76		$10.37	$10.21	$9.21	$9.55	$9.47

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.26		0.65	0.75	1.01	0.65	0.48
Net Realized and Unrealized Gain (Loss) on Investments	0.20		(0.31)	0.25	0.85	(0.45)	0.09

Total from Investment Operations	0.46		0.34	1.00	1.86	0.20	0.57

Less Distributions:
Distributions from Net Investment Income	(0.33)		(0.68)	(0.84)	(0.86)	(0.54)	(0.49)
Distributions from Net Realized Gain	(0.02)		(0.27)	—	—	—	—

Total Distributions	(0.35)		(0.95)	(0.84)	(0.86)	(0.54)	(0.49)

Net Asset Value per Share, End of Period	$9.87		$9.76	$10.37	$10.21	$9.21	$9.55

Total Return	4.81	% (2)	3.44%	10.32%	21.38%	2.08%	6.16%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$3,732,326		$3,256,269	$3,185,878	$7,907,871	$1,074,374	$580,139
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.59	% (3)	0.60%	0.61%	0.61%	0.59%	0.61%
After Expense Reimbursement	0.44	% (3)	0.44%	0.44%	0.44%	0.44%	0.44%
Ratio of Net Investment Income to Average Net Assets	5.38	% (3)	6.48%	7.37%	10.47%	6.75%	5.09%
Portfolio Turnover Rate	37.94	% (2)	141.33%	76.43%	15.57%	9.09%	18.29%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2012 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31,
			2011	2010	2009	2008	2007
Net Asset Value per Share, Beginning of Period	$10.09		$10.72	$10.55	$9.55	$9.89	$9.81

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.26		0.64	0.73	1.01	0.64	0.47
Net Realized and Unrealized Gain (Loss) on Investments	0.20		(0.32)	0.27	0.89	(0.46)	0.09

Total from Investment Operations	0.46		0.32	1.00	1.90	0.18	0.56

Less Distributions:
Distributions from Net Investment Income	(0.33)		(0.68)	(0.83)	(0.90)	(0.52)	(0.48)
Distributions from Net Realized Gain	(0.02)		(0.27)	—	—	—	—

Total Distributions	(0.35)		(0.95)	(0.83)	(0.90)	(0.52)	(0.48)

Net Asset Value per Share, End of Period	$10.20		$10.09	$10.72	$10.55	$9.55	$9.89

Total Return	4.64	% (2)	3.12%	10.00%	20.98%	1.75%	5.87%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,909,874		$2,081,438	$2,211,097	$3,345,527	$1,031,156	$354,650
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.85	% (3)	0.86%	0.88%	0.87%	0.84%	0.88%
After Expense Reimbursement	0.74	% (3)	0.74%	0.74%	0.74%	0.73%	0.74%
Ratio of Net Investment Income to Average Net Assets	5.09	% (3)	6.19%	6.98%	10.11%	6.51%	4.80%
Portfolio Turnover Rate	37.94	% (2)	141.33%	76.43%	15.57%	9.09%	18.29%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2012 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW Funds, Inc.

Shareholder Expenses (Unaudited)

As a shareholder of a TCW fund, you incur ongoing operational costs of a fund, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2011 to April 30, 2012 (182 days).

Actual Expenses    The first line under each fund in the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes    The second line under each Fund in the table below provides information about the hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

TCW Funds, Inc.	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Annualized Expense Ratio	Expenses Paid During Period (November 1, 2011 to April 30, 2012)
TCW Money Market Fund
I Class Shares
Actual	$1,000.00	$1,000.00	0.21%	$1.04
Hypothetical (5% return before expenses)	1,000.00	1,023.82	0.21%	1.06

TCW Core Fixed Income Fund
I Class Shares
Actual	$1,000.00	$1,033.00	0.44%	$2.22
Hypothetical (5% return before expenses)	1,000.00	1,022.68	0.44%	2.21

N Class Shares
Actual	$1,000.00	$1,031.50	0.78%	$3.94
Hypothetical (5% return before expenses)	1,000.00	1,020.99	0.78%	3.92

TCW Emerging Markets Income Fund
I Class Shares
Actual	$1,000.00	$1,079.10	0.84%	$4.34
Hypothetical (5% return before expenses)	1,000.00	1,020.70	0.84%	4.22

N Class Shares
Actual	$1,000.00	$1,077.00	1.14%	$5.89
Hypothetical (5% return before expenses)	1,000.00	1,019.19	1.14%	5.72

TCW Funds, Inc.

TCW Funds, Inc.	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Annualized Expense Ratio	Expenses Paid During Period (November 1, 2011 to April 30, 2012)

TCW Emerging Markets Local Currency Income Fund
I Class Shares
Actual	$1,000.00	$1,056.00	0.96%	$4.91
Hypothetical (5% return before expenses)	1,000.00	1,020.09	0.96%	4.82

N Class Shares
Actual	$1,000.00	$1,055.00	0.99%	$5.06
Hypothetical (5% return before expenses)	1,000.00	1,019.94	0.99%	4.97

TCW Enhanced Commodity Strategy Fund
I Class Shares
Actual	$1,000.00	$970.20	0.70%	$3.43
Hypothetical (5% return before expenses)	1,000.00	1,021.38	0.70%	3.52

N Class Shares
Actual	$1,000.00	$970.20	0.70%	$3.43
Hypothetical (5% return before expenses)	1,000.00	1,021.38	0.70%	3.52

TCW Global Bond Fund
I Class Shares
Actual	$1,000.00	$1,066.10	1.16%	$4.98	(1)
Hypothetical (5% return before expenses)	1,000.00	1,015.95	1.16%	4.86

N Class Shares
Actual	$1,000.00	$1,066.10	1.16%	$4.98	(1)
Hypothetical (5% return before expenses)	1,000.00	1,015.96	1.16%	4.86

TCW High Yield Bond Fund
I Class Shares
Actual	$1,000.00	$1,052.00	1.18%	$6.02
Hypothetical (5% return before expenses)	1,000.00	1,019.00	1.18%	5.92

N Class Shares
Actual	$1,000.00	$1,053.40	1.18%	$6.02
Hypothetical (5% return before expenses)	1,000.00	1,019.00	1.18%	5.92

TCW Short Term Bond Fund
I Class Shares
Actual	$1,000.00	$1,014.90	0.44%	$2.20
Hypothetical (5% return before expenses)	1,000.00	1,022.68	0.44%	2.21

TCW Total Return Bond Fund
I Class Shares
Actual	$1,000.00	$1,048.10	0.44%	$2.24
Hypothetical (5% return before expenses)	1,000.00	1,022.68	0.44%	2.21

N Class Shares
Actual	$1,000.00	$1,046.40	0.74%	$3.77
Hypothetical (5% return before expenses)	1,000.00	1,021.18	0.74%	3.72

(1)	Actual expenses are calculated using the annualized expense ratio, multiplied by the average account value over the period from inception of the Fund on December 1, 2011 through April 30, 2012, multiplied by the number of days in the inception period and divided by the number of days in the year. Hypothetical expenses are calculated using the annualized expense ratio, multiplied by the average account value for the six months ended April 30, 2012, multiplied by the number of days in the six month period and divided by the number of days in the year.

TCW Funds, Inc.

Supplemental Information

Proxy Voting Guidelines

The policies and procedures that the Company uses to determine how to vote proxies are available without charge. The Board of Directors of the Company has delegated the Company’s proxy voting authority to the Advisor.

Disclosure of Proxy Voting Guidelines

The proxy voting guidelines of the Advisor are available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or
2.	By going to the SEC website at http://www.sec.gov.

When the Company receives a request for a description of the Advisor’s proxy voting guidelines, it will deliver the description that is disclosed in the Company’s Statement of Additional Information. This information will be sent out via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Advisor, on behalf of the Company, prepares and files Form N-PX with the SEC not later than August 31 of each year, which includes the Company’s proxy voting record for the most recent twelve-month period ended June 30 of that year. The Company’s proxy voting record for the most recent twelve-month period ended June 30 is available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or
2.	By going to the SEC website at http://www.sec.gov.

When the Company receives a request for the Company’s proxy voting record, it will send the information disclosed in the Company’s most recently filed report on Form N-PX via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Company also discloses its proxy voting record on its website as soon as is reasonably practicable after its report on Form N-PX is filed with the SEC.

Availability of Quarterly Portfolio Schedule

The Company files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. The Form N-Q is available by calling 800-FUND-TCW (800-386-3829) to obtain a hard copy. You may also obtain the Company’s Form N-Q:

1.	By going to the SEC website at http://www.sec.gov.; or
2.	By visiting the SEC’s Public Reference Room in Washington, D.C. and photocopying it (Phone 1-800-SEC-0330 for information on the operation of the SEC’s Public Reference Room).

TCW Funds Insight that works for you. TM

TCW Funds, Inc.

865 South Figueroa Street Los Angeles, California 90017 800 FUND TCW

(800 386 3829) www.tcw.com

Investment Advisor

TCW Investment Management Company 865 South Figueroa Street Los Angeles, California 90017 800 FUND TCW

Transfer Agent

U.S. Bancorp Fund Services, LLC 615 E. Michigan Street Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Deloitte & Touche, LLP 350 South Grand Avenue Los Angeles, California 90071

Custodian & Administrator

State Street Bank & Trust Company 200 Clarendon Street Boston, Massachusetts 02116

Distributor

TCW Funds Distributors 865 South Figueroa Street Los Angeles, California 90017

Directors

Patrick C. Haden

Director and Chairman of the Board Charles W. Baldiswieler Director Samuel P. Bell Director John A. Gavin Director Janet E. Kerr Director Thomas E. Larkin, Jr.

Director Peter McMillan Director Charles A. Parker Director Victoria B. Rogers Director Marc I. Stern Director Andrew Tarica Director

Officers

Charles W. Baldiswieler

President and Chief Executive Officer Peter A. Brown Senior Vice President Michael E. Cahill Senior Vice President, General Counsel and Assistant Secretary David S. DeVito Treasurer and Chief Financial Officer Hilary G.D. Lord

Senior Vice President and Chief Compliance Officer George P. Hawley Secretary and Associate General Counsel

George N. Winn Assistant Treasurer

FUNDsarFI412

Item 2.	Code of Ethics. Not applicable.

Item 3.	Audit Committee Financial Expert. Not applicable.

Item 4.	Principal Accountant Fees and Services. Not applicable.

Item 5.	Audit of Committee of Listed Registrants. Not applicable.

Item 6.	Schedule of Investments. Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases. Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

No material changes have been made to registrant’s procedures by which shareholders may recommend nominees to registrant’s Board of Directors.

Item 11.	Controls and Procedures.

(a)    The Chief Executive Officer and Chief Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and 15d-15(b) under the Exchange Act.

(b)    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

	(a)(1)	Not applicable.

(a)(2)

Separate certification for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached.

EX-99.CERT-Section 302 Certifications (filed herewith).

	(a)(3)	Not applicable.

(b)

Certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached. These certifications are being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. Section 1350 and are not being filed as part of the Form N-CSR with the Commission.

EX-99.906.CERT – Section 906 Certification (filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TCW Funds, Inc.

By (Signature and Title)

/s/ Charles W. Baldiswieler
Charles W. Baldiswieler
Chief Executive Officer

Date	June 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Charles W. Baldiswieler
Charles W. Baldiswieler
Chief Executive Officer

Date	June 25, 2012

By (Signature and Title)

/s/ David S. DeVito
David S. DeVito
Chief Financial Officer

Date	June 25, 2012